UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-09997
                                                      ---------

                               BAIRD FUNDS, INC.
                               -----------------
               (Exact name of Registrant as specified in charter)

                      777 EAST WISCONSIN AVENUE, FLOOR 18
                      -----------------------------------
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                GLEN F. HACKMANN
                                ----------------
                       ROBERT W. BAIRD & CO. INCORPORATED
                       ----------------------------------
                           777 EAST WISCONSIN AVENUE
                           -------------------------
                              MILWAUKEE, WI 53202
                              --------------------
                    (Name and address of agent for service)

                                 1-866-442-2473
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: 12/31/04
                         --------

Date of reporting period:  12/31/04
                           --------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

(BAIRD FUNDS LOGO)

ANNUAL REPORT
December 31, 2004

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund
Baird Short-Term Bond Fund

                               TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

SHAREHOLDER LETTER                                                            1

2004 BOND MARKET OVERVIEW                                                     2

BAIRD INTERMEDIATE BOND FUND                                                  6

BAIRD AGGREGATE BOND FUND                                                    19

BAIRD INTERMEDIATE MUNICIPAL BOND FUND                                       31

BAIRD CORE PLUS BOND FUND                                                    37

BAIRD SHORT-TERM BOND FUND                                                   45

ADDITIONAL INFORMATION ON FUND EXPENSES                                      52

STATEMENTS OF ASSETS AND LIABILITIES                                         54

STATEMENTS OF OPERATIONS                                                     55

STATEMENTS OF CHANGES IN NET ASSETS                                          56

FINANCIAL HIGHLIGHTS                                                         61

NOTES TO THE FINANCIAL STATEMENTS                                            70

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                      80

DIRECTORS AND OFFICERS                                                       81

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Dear Shareholders,

We would like to thank you for investing in the Baird Funds. The financial markets continued to advance in 2004 and we appreciate the opportunity to help our investors participate in these positive developments. The Baird Funds continued to grow during the year with the introduction of the Baird Short-Term Bond Fund and the Baird SmallCap Fund. Net assets in the Baird Funds as of December 31, 2004 were approximately $590 million.

In this Annual Report we review the bond market in 2004 and the performance and composition of each of the Baird Bond Funds. We hope you find this report both informative and helpful in achieving your investment goals. We thank you for your support and look forward to continued mutual success. Thank you again for choosing Baird Funds.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds, Inc.

2004 BOND MARKET OVERVIEW

FLATTER YIELD CURVE, SURPRISE CHANGE IN RATES

The much-anticipated rise in interest rates finally began in 2004 as the Federal Open Market Committee (FOMC) raised its target for the Fed funds rate from 1.0% to 2.25% in five measured 0.25% increments between June 30 and December 14. As is often the case, however, the increase in rates did not turn out the way many market participants had expected. Short-term market rates did indeed rise in response to the Fed's action, but the big surprise of 2004 was that long-term rates actually declined (see chart and table below). Accordingly, the yield curve flattened considerably with the difference between 2-year and 30-year Treasury yields finishing the year at 176 basis points, down from 325 basis points on December 31, 2003.

                                TREASURY YIELDS
                               Source: Bloomberg

(CHART HERE - Plot Points below)

    MATURITY         DEC. 31, 2003        DEC. 31, 2004         1 YR. CHANGE
    --------         -------------        -------------         ------------
        1                1.21%                2.77%                 1.56%
        2                1.82%                3.07%                 1.25%
        3                2.30%                3.22%                 0.92%
        5                3.25%                3.61%                 0.36%
        7                3.79%                3.93%                 0.14%
       10                4.25%                4.22%                -0.03%
       15                4.79%                4.65%                -0.14%
       20                5.10%                4.85%                -.025%
       25                5.18%                4.90%                -0.28%
       30                5.07%                4.83%                -0.24%

POSITIVE RETURNS, LONG DURATION AND LOW QUALITY WIN

Despite the increase in short-term yields, all sectors of the bond market posted positive returns in 2004 (see following table). However, shorter benchmarks (e.g., LB 1-3 yr. Gov't/Credit Index, +1.30%) felt the full force of the increase in yields and lagged full market benchmarks (LB Aggregate Index +4.34% and LB Gov't/Credit Index, +4.19%) by considerable margins. Treasury issues had respectable returns (+3.54%), but lagged all other sectors on a duration-equivalent basis. Corporates led all investment grade sectors returning 5.39% for the year and, as in 2003, lower quality issues outperformed higher quality issues significantly (BBB +6.25% vs. AAA +3.27%) as investors reached for additional yield. High yield bonds had another banner year (+11.13%) as strong interest from hedge funds buoyed prices and returns. Mortgage prepayment rates remained relatively stable with the modest overall change in 10-year Treasury yields, enabling mortgage-backed securities (MBS) to also perform well on a relative basis (+4.70%). A more detailed listing of various benchmark and sector returns appears in the following table.

     TOTAL RETURNS OF SELECTED LEHMAN BROTHERS (LB) INDICES AND SUBSECTORS

    Index/Sector                      December        4th Quarter        2004
    ------------                      --------         ----------        ----
LB Aggregate Index                      0.92%            0.95%          4.34%
LB Gov't/Credit Index                   1.06%            0.80%          4.19%
LB Int. Gov't/Credit Index              0.68%            0.44%          3.04%
LB 1-3 yr. Gov't/Credit Index           0.24%            0.10%          1.30%
US Treasury Sector                      0.99%            0.42%          3.54%
Gov't Agency Sector                     0.68%            0.63%          3.33%
Corporate Sector                        1.37%            1.32%          5.39%
   AAA                                  0.79%            0.48%          3.27%
   AA                                   0.98%            0.73%          3.90%
   A                                    1.26%            1.17%          5.06%
   BBB                                  1.56%            1.69%          6.25%
MBS Sector                              0.70%            1.26%          4.70%
ABS Sector                              0.45%            0.37%          3.00%
High Yield Sector                       1.49%            4.57%         11.13%
Municipal Sector                        1.22%            1.25%          4.48%

INFLATION STILL MODEST

The pronounced flattening of the yield curve and the decline in long-term rates characterize the market's benign view of inflation in 2004 despite the price of oil spiking to over $55 per barrel. While the Consumer Price Index (CPI) and the Producer Price Index (PPI) increased 3.5% and 5.0% respectively on a year-over-year basis through November, excluding food and energy components, core CPI and PPI increased just 2.2% and 1.9% respectively. Global competition in the form of cheap labor and goods has limited the pricing power of domestic companies and, along with rising healthcare costs and continued productivity improvements, has discouraged the hiring of additional workers. As a result, wage inflation in particular remained very modest in 2004.

U.S. DOLLAR WORRIES

U.S. dollar weakness in 2004 rekindled fears that foreigners may reduce their substantial holdings of U.S. Treasury debt and/or refrain from purchasing new issues in the future, causing interest rates to rise. However, while the dollar's decline from its peak has been significant over the past several years (-38% vs. Euro since October 2000 and -23% vs. Yen since February 2002, see chart below left), foreign holdings of Treasury debt over the same time frame have surged (see chart below right).

                              VALUE OF U.S. DOLLAR

       Date                Yen/$ (left scale)          Euro/$ (right scale)
       ----                ------------------          --------------------
       12/31/98                  113.63                    0.857118368
       1/31/99                   116.4                     0.877269936
       2/28/99                   120.43                    0.907111756
       3/31/99                   118.92                    0.93101201
       4/30/99                   119.81                    0.944019636
       5/31/99                   121.79                    0.956114351
       6/30/99                   120.82                    0.968523002
       7/31/99                   115.33                    0.935103797
       8/31/99                   109.46                    0.948586606
       9/30/99                   105.6                     0.937646507
       10/31/99                  104.97                    0.956571647
       11/30/99                  102.35                    0.988435307
       12/31/99                  102.47                    0.992851469
       1/31/2000                 106.82                    1.018744906
       2/29/2000                 109.97                    1.026061974
       3/31/2000                 103.96                    1.048657718
       4/30/2000                 107.24                    1.102900629
       5/31/2000                 107.29                    1.07434465
       6/30/2000                 104.86                    1.044059303
       7/31/2000                 109.37                    1.082133968
       8/31/2000                 106.46                    1.118818528
       9/30/2000                 107.94                    1.137138958
       10/31/2000                109.17                    1.18708452
       11/31/2000                110.87                    1.153535587
       12/31/2000                114.84                    1.07561579
       1/31/2001                 116.32                    1.074229241
       2/28/2001                 117.08                    1.085422772
       3/31/2001                 125.07                    1.134558657
       4/30/2001                 123.55                    1.127268628
       5/31/2001                 118.92                    1.178828245
       6/30/2001                 124.19                    1.178689298
       7/31/2001                 124.85                    1.141422212
       8/31/2001                 118.61                    1.090393632
       9/30/2001                 118.75                    1.090631476
       10/31/2001                121.83                    1.104850293
       11/31/2001                123.72                    1.125999324
       12/31/2001                131.4                     1.129943503
       1/31/2002                 132.98                    1.158480074
       2/28/2002                 133.76                    1.155134573
       3/31/2002                 132.76                    1.146657493
       4/30/2002                 128.46                    1.110124334
       5/31/2002                 123.88                    1.065530101
       6/30/2002                 118.44                    1.002405774
       7/31/2002                 120.26                    1.021972407
       8/31/2002                 118.06                    1.014713343
       9/30/2002                 121.86                    1.015331506
       10/31/2002                122.68                    1.013479274
       11/30/2002                122.47                    1.006745193
       12/31/2002                118.69                    0.953470633
       1/31/2003                 119.07                    0.923872875
       2/28/2003                 117.88                    0.927902014
       3/31/2003                 118.67                    0.917515368
       4/30/2003                 119.49                    0.898634076
       5/31/2003                 118.76                    0.845308538
       6/30/2003                 120.06                    0.875273523
       7/31/2003                 120.02                    0.884642604
       8/31/2003                 116.65                    0.916758343
       9/30/2003                 110.36                    0.855724799
       10/31/2003                109.02                    0.858958942
       11/30/2003                109.36                    0.834724541
       12/31/2003                106.92                    0.792895655
       1/31/2004                 105.68                    0.806191551
       2/29/2004                 109                       0.806126562
       3/31/2004                 103.9                     0.817862108
       4/30/2004                 110.24                    0.835701153
       5/31/2004                 109.1                     0.81960495
       6/30/2004                 108.88                    0.822571358
       7/31/2004                 111.41                    0.829462508
       8/31/2004                 109.83                    0.825286787
       9/30/2004                 110.82                    0.810635538
       10/31/2004                105.99                    0.784006272
       11/30/2004                102.99                    0.753749906
       12/31/2004                102.48                    0.732493408

Source: Bloomberg

               FOREIGN HOLDINGS OF MARKETABLE U.S. TREASURY DEBT

     Year          $ Billions (left scale)          % of Total Outstanding
     ----          -----------------------          ----------------------
     1980                     127                            0.17
     1981                     136                            0.17
     1982                     151                            0.15
     1983                     164                            0.14
     1984                     200                            0.15
     1985                     226                            0.14
     1986                     269                            0.15
     1987                     296                            0.15
     1988                     354                            0.17
     1989                     424                            0.19
     1990                     438                            0.18
     1991                     476                            0.17
     1992                     520                            0.17
     1993                     595                            0.18
     1994                     633                            0.18
     1995                     820                            0.23
     1996                    1047                            0.28
     1997                    1166                            0.31
     1998                    1185                            0.32
     1999                    1080                             0.3
     2000                    1026                            0.31
     2001                    1040                            0.31
     2002                    1254                            0.35
     2003                    1539                            0.38
     2004                    1856                            0.43

Source: US Federal Reserve

If foreign investors were to sell, they would have to find somewhere else to invest. A comparison of yield curves from around the globe suggests that a lack of more attractive alternatives may be compelling them to stick with U.S. Treasury debt (see chart below left).

                              GLOBAL YIELD CURVES

   Maturity       U.S.            Germany          Japan            U.K.
   --------       ----            -------          -----            ----
       1          2.77%            2.27%           0.01%           4.37%
       2          3.07%            2.47%           0.12%           4.44%
       3          3.22%            2.60%           0.25%           4.46%
       5          3.61%            3.01%           0.61%           4.49%
       7          3.93%            3.33%           0.96%           4.51%
       10         4.22%            3.65%           1.44%           4.54%
       15         4.65%            3.86%           1.73%           4.54%
       20         4.85%            4.07%           2.06%           4.50%
       30         4.83%            4.24%           2.42%           4.41%

Source: Bloomberg

                                 NET NEW SUPPLY

Year                 Treasury         Agency         Investment Grade Corporate
----                 --------         ------         --------------------------
1992                  282.5            41.2                     72.77
1993                  235.4            86.7                     66.36
1994                  136.6           168.2                     30.36
1995                  181.1           105.7                     84.72
1996                  152.5            81.2                     96.92
1997                   -2.9            96.8                    104.67
1998                 -101.4           273.9                    219.25
1999                  -74.5             320                     232.2
2000                 -314.1           235.1                    214.39
2001                   16.1           219.1                    458.72
2002                  237.3           215.5                    265.55
2003                  370.1             269                    221.04
2004                    369              90                       131
2005 est.               290             -70                       120

Source: Lehman Brothers

SUPPLY TRENDS

Net Treasury issuance continued strong at $369 billion in 2004 (vs. $370 billion in 2003) and is estimated at $290 billion for 2005. Net issuance of Government agency debt fell to $90 billion (from $269 billion in 2003) as FNMA and FHLMC began to contract their balance sheets in response to regulatory and Congressional scrutiny; agency supply is estimated at -$70 billion for 2005. Investment grade corporate issuance tailed off in the second half of 2004 leaving net new supply at $131 billion, down from $221 billion in 2003. Net investment grade issuance is expected to decline slightly to $120 billion in 2005 (see chart above right).

SPREADS EDGE TIGHTER

Declining supply and steady investor demand provided the right technical backdrop for tighter corporate and agency yield spreads in 2004. Corporate spreads edged tighter throughout the year and are tight by historical standards (see chart below left). A lower incidence of downgrades in 2004 also helped the corporate market perform well. Downgrade ratios at Moody's and S&P fell to 1.46 and 1.95 respectively, down from 3.65 and 3.35 in 2003 (see table below right).

                            CORPORATE YIELD SPREADS

       Date      All AA 10 Yr    All A 10 Yr     All BBB 10 Yr   All BB 10 Yr
       ----      ------------    -----------     -------------   -------------
      1/31/95        48.32           69.65            97.8           247.34
      2/28/95        48.53           67.72           98.22           229.87
      3/31/95        46.45           63.71           94.46            216.6
      4/28/95        47.45           64.43           95.88           207.46
      5/31/95        49.93           67.77           99.62           237.26
      6/30/95        51.41           69.14           99.25           227.81
      7/31/95        48.53           64.43           93.84           211.74
      8/31/95        44.35            60.1           90.55           226.58
      9/29/95        47.22           61.65           91.05           218.93
     10/31/95        50.65           67.21           95.94           231.56
     11/30/95        50.58           69.48            96.6           232.86
     12/29/95        51.46           69.12            95.1           234.25
      1/31/96        49.37            68.7           95.78           226.45
      2/29/96        46.83            62.7           88.69           207.51
      3/29/96        43.07           59.74           83.96           201.94
      4/30/96        43.89           60.02           84.07           207.89
      5/31/96        45.45           57.46           81.24           196.37
      6/28/96        47.58              62           85.21            203.2
      7/31/96        48.02           62.45           85.13           204.76
      8/30/96        45.94            58.8           82.51           189.74
      9/30/96        45.09           58.29           81.19            182.6
     10/31/96        46.13            56.8           78.56           194.16
     11/29/96        46.58           57.48           79.25           191.81
     12/31/96        47.08           58.84           80.12           177.66
      1/31/97        47.68           58.24           79.05           163.32
      2/28/97        42.41           52.02            72.3           146.47
      3/31/97        45.98           54.83           74.83           153.18
      4/30/97        46.92           57.82           78.12           163.91
      5/30/97        47.91           57.67           77.36           150.86
      6/13/97         45.9           55.94           75.49           143.25
      6/30/97        45.78            56.1           73.61           143.72
      7/15/97        45.19           56.08           73.28           141.47
      7/31/97        45.75           55.49           72.63           138.37
      8/15/97        45.57           56.37           72.06           140.12
      8/29/97        46.24           56.82           73.26           145.02
      9/15/97        47.79           57.91           75.62           146.83
      9/30/97        46.86           56.99           74.13           145.59
     10/15/97        48.22           58.48           75.56           142.86
     10/31/97        52.09           61.78           78.14           147.28
     11/14/97        60.59           74.53           91.18            160.1
     11/28/97        56.71           71.18           90.39           157.62
     12/15/97        55.81           70.68           89.86           162.21
     12/31/97        57.53           70.78           90.69           167.94
      1/15/98        64.73           79.01           99.47           177.37
      1/30/98        63.46           80.28          101.73            178.5
      2/13/98        56.49           72.56            96.2           185.82
      2/27/98         54.6           71.05           94.95           180.57
      3/13/98         54.6           71.34           94.84           177.42
      3/31/98        55.72           71.61           95.81           178.23
      4/15/98        53.04           69.85           94.23           186.81
      4/30/98        54.04            70.2           93.49           191.21
      5/15/98        54.13           70.31           93.75            190.5
      5/29/98        52.08           69.13            91.8           195.67
      6/15/98        62.47           77.92          102.74           207.07
      6/30/98         63.8           78.87          102.49           211.93
      7/15/98        61.83           77.01          101.88           201.59
      7/31/98        68.99           83.34           109.2           207.67
      8/14/98         78.1           92.74          123.13           223.33
      8/31/98       106.67          122.81          166.98            308.1
      9/15/98        99.49           120.7          164.54           313.06
      9/30/98        100.9          124.58          168.31           323.97
     10/15/98       120.17          140.55          189.64           318.92
     10/30/98       122.06          144.18          196.83           355.33
     11/13/98       107.21          128.69          182.63            341.3
     11/30/98        96.75          116.99          174.12           307.85
     12/15/98        102.5          123.29          181.28           313.12
     12/30/98         94.8          116.78          175.01           305.17
      1/15/99        80.43          103.49          163.47           303.95
      1/29/99        81.53          104.98          165.76            303.9
      2/12/99        79.45           99.71          154.17           283.55
      2/26/99        78.25           96.07          153.74           293.04
      3/15/99         75.2           90.93          141.75           304.02
      3/31/99        77.04           91.84          135.96           293.63
      4/15/99        76.64            91.4          134.25            295.7
      4/30/99         77.9           91.84          133.93           261.58
      5/14/99        76.43           89.39          126.74           257.93
      5/28/99         85.5           97.81          136.19           276.34
      6/15/99        93.56          104.42           139.5           277.86
      6/30/99        92.27          104.37          143.31           292.17
      7/15/99        91.44          103.23          139.22           285.26
      7/30/99       101.56          111.87          148.08           288.35
      8/13/99        109.8          125.01          159.69           296.15
      8/31/99       106.27          121.97          157.21           312.32
      9/15/99        95.12          109.92          144.43           303.41
      9/30/99        98.39          113.63          148.83           315.02
     10/15/99        83.56          102.47          140.27            304.7
     10/29/99        88.76          107.55          143.33           328.11
     11/15/99        87.41          103.14          140.28           331.53
     11/30/99        75.57           91.17          128.09           303.95
     12/15/99        83.11           98.83          134.42            294.3
     12/31/99        84.45           99.99          134.17           289.47
    1/14/2000        92.53          105.88          138.37           298.43
    1/31/2000        98.37          113.69          142.53            304.6
    2/15/2000       108.73           119.7          149.71           310.66
    2/29/2000       112.33          124.85          155.38           332.69
    3/15/2000       126.78          139.93          177.85           340.25
    3/31/2000       136.13          152.42          191.18           391.39
    4/14/2000       137.89          154.88          198.98           401.44
    4/28/2000       138.54          157.32          207.77           402.14
    5/15/2000       151.33          169.08          218.96           375.05
    5/31/2000       154.74           168.1          215.34           408.15
    6/15/2000       140.07          156.61          193.06            379.4
    6/30/2000        149.9          163.89          197.05           370.52
    7/14/2000       147.48          161.69          193.68           356.75
    7/31/2000       153.01          166.65          198.18           350.95
    8/15/2000       155.89          167.81          198.85           346.74
    8/31/2000       156.88          171.34          205.44           340.55
    9/15/2000       142.85          164.38          203.71           323.34
    9/29/2000       137.74          163.53          202.07           348.26
   10/13/2000       155.92          185.84          221.21           352.94
   10/31/2000       151.99          184.21          227.22           375.11
   11/15/2000       151.12          186.44          231.19           428.19
   11/30/2000       168.69          202.21          244.56           375.58
   12/15/2000       161.42          198.42          245.44           395.84
   12/29/2000       163.11          203.03          248.07           375.01
    1/12/2001       146.48          183.73          228.35           358.98
    1/31/2001        133.3          165.27          221.35           341.39
    2/15/2001       139.43          168.75          222.52           329.01
    2/28/2001        135.2          167.74           220.5           342.29
    3/15/2001       140.32          169.15           225.5           341.91
    3/30/2001       134.65          161.88          218.31           368.04
    4/12/2001        136.3          166.73          223.57           354.35
    4/30/2001       121.25          152.73           204.3           338.23
    5/15/2001       122.64          153.79          204.45           332.98
    5/31/2001       115.31          144.45          194.62           343.74
    6/15/2001       115.47          143.88          191.38            342.7
    6/29/2001       116.12          142.03          196.18           370.97
    7/13/2001       118.61          143.73          196.99           380.56
    7/31/2001       116.33           141.9          192.89           393.14
    8/15/2001       114.93          139.31          195.69           372.16
    8/31/2001       115.08          141.05          197.31           391.53
    9/28/2001       136.81          167.98          226.91           534.76
   10/15/2001       128.06          163.83          218.14           525.98
   10/31/2001       128.12          166.92          233.09           528.03
   11/15/2001       111.36           154.5          219.75           443.47
   11/30/2001        99.51          142.03          211.86           406.29
   12/14/2001        97.81          144.37           216.9           354.56
   12/31/2001        91.59          142.12           208.5           378.69
     1/2/2002        87.96          139.55          201.35           367.82
     1/3/2002        88.14          137.39          200.63           371.49
     1/4/2002        88.42          138.79          200.92           366.87
     1/7/2002         89.9          140.47          199.96           375.11
     1/8/2002        90.04          140.99          199.92           375.32
     1/9/2002        90.64          139.22          198.53           375.07
    1/10/2002        91.69          139.79          200.23           382.28
    1/11/2002        93.99           141.9          203.95           386.62
    1/14/2002        90.96          141.25          203.28           374.73
    1/15/2002        91.53          137.97          201.59            374.7
    1/16/2002        93.67          138.78          203.01           372.53
    1/17/2002        93.21          139.41          205.14           367.17
    1/18/2002        93.69          138.88          205.81           369.93
    1/22/2002         92.1          136.89          204.04            364.7
    1/23/2002        92.05          134.28          204.32            360.7
    1/24/2002        90.69          132.47          204.29           360.88
    1/25/2002        92.57          133.27          205.53           361.29
    1/28/2002        92.07          133.05          205.88            361.7
    1/29/2002        96.98           135.7          207.85           368.97
    1/30/2002        96.63          135.63          207.12           369.11
    1/31/2002        94.09          136.13           207.7           364.26
     2/1/2002        95.81          138.38          210.09           366.79
     2/4/2002        97.03          139.39          210.72           373.91
     2/5/2002       102.43          145.32           215.7           375.43
     2/6/2002       103.13          146.25          217.81           371.02
     2/7/2002       102.04          144.96           216.4           374.77
     2/8/2002       100.35          142.83          215.71           377.83
    2/11/2002       100.93          143.95          215.94           376.03
    2/12/2002        97.39          139.79          210.26           369.66
    2/13/2002        92.42          137.52          209.14           368.39
    2/14/2002        94.61          138.43           209.7            372.8
    2/15/2002         93.1          133.28          203.51           377.01
    2/19/2002        93.56          133.99             204           377.45
    2/20/2002        93.03          135.24          204.21           380.02
    2/21/2002        94.17          135.41          205.81           380.64
    2/22/2002        93.88          135.12          205.52           385.41
    2/25/2002        92.88          132.96          206.53           381.68
    2/26/2002        90.78          130.82          203.81            374.6
    2/27/2002         90.2          130.12          203.19           377.77
    2/28/2002        91.45           130.1          202.17           365.55
     3/1/2002        89.42          128.97          200.87           360.29
     3/4/2002        89.18          129.85          201.77           359.37
     3/5/2002        88.17          125.69          199.69            361.2
     3/6/2002        87.03          124.76          199.87           356.85
     3/7/2002        84.56          122.03          196.69           340.37
     3/8/2002        82.42          118.84          193.19           329.73
    3/11/2002        82.61          117.77          193.46           330.15
    3/12/2002        83.67          118.84          193.94           329.08
    3/13/2002        83.87          119.65           194.5           329.75
    3/14/2002        83.42          118.87          193.54           319.98
    3/15/2002        87.29          122.57           193.1           310.38
    3/18/2002        87.45          122.02          194.24           312.97
    3/19/2002        87.14          121.21          193.21           307.88
    3/20/2002         86.3          120.41          193.11           305.39
    3/21/2002        86.72          120.44          194.18           307.47
    3/22/2002        86.29          120.81          192.69           306.44
    3/25/2002        87.72          122.29           193.7           306.35
    3/26/2002        89.88          123.06          194.94           310.46
    3/27/2002        90.41          123.74          195.23           306.82
    3/28/2002           94          125.84          194.32           308.39
     4/1/2002         92.8          126.02          194.27           318.25
     4/2/2002        93.96          126.87          194.25           326.87
     4/3/2002        94.47          127.26           194.5           324.73
     4/4/2002        94.23          126.99          193.68           326.02
     4/5/2002        95.08          127.72          194.19           331.65
     4/8/2002         95.5          128.05           194.1           331.75
     4/9/2002        95.55          126.89          194.72           333.74
    4/10/2002        95.55          126.71          194.95           331.08
    4/11/2002        96.19          127.87          195.92           333.54
    4/12/2002        98.88          129.79          199.42           334.68
    4/15/2002        96.68           127.4          193.91           339.99
    4/16/2002        96.42          126.05          192.77           336.63
    4/17/2002        95.65          124.35          190.68           331.93
    4/18/2002        94.55          123.65          190.11           332.23
    4/19/2002        94.34          122.32           188.7           335.73
    4/22/2002        94.29          122.95           192.3           338.07
    4/23/2002        93.17          123.23          192.21           339.05
    4/24/2002        92.74          121.28          199.69           347.44
    4/25/2002        94.18          121.16          195.87           351.03
    4/26/2002        95.51          122.51          196.64           350.57
    4/29/2002        98.98          123.56          203.96           342.02
    4/30/2002        102.7          126.39          205.91           345.98
     5/1/2002       103.57          127.17          209.32           341.47
     5/2/2002       101.96          125.78          205.89           328.71
     5/3/2002       102.37          126.63          205.97           330.13
     5/6/2002       101.24          127.27          210.95           328.65
     5/7/2002       102.36          127.93          213.46           324.02
     5/8/2002        99.35          125.39          209.02           308.78
     5/9/2002        98.87          125.34           206.1           318.81
    5/10/2002        99.25          126.05          200.64            342.8
    5/13/2002         98.3          126.74          205.84           333.16
    5/14/2002        95.23          123.54          202.24           320.41
    5/15/2002        97.76          122.76           195.9           335.09
    5/16/2002        97.06          121.95          195.87           340.47
    5/17/2002         90.8          116.01          189.32           334.07
    5/20/2002        94.67          121.17          196.32           338.72
    5/21/2002         94.5           120.1          195.22           343.94
    5/22/2002        95.53          120.21          192.08           347.48
    5/23/2002        94.57          118.87           186.9           344.09
    5/24/2002        95.26          119.06          185.74           345.71
    5/28/2002        94.99          118.28          183.11           345.25
    5/29/2002        95.85          117.41          181.64           350.29
    5/30/2002        95.69          115.97          184.12            354.2
    5/31/2002        89.31          111.71          181.63           366.12
     6/3/2002        89.04          110.65          181.27           368.73
     6/4/2002        89.39          110.57          182.53           371.58
     6/5/2002        89.73          111.06          182.52           368.57
     6/6/2002        90.03          110.51          182.23           373.47
     6/7/2002         90.9          112.87          186.78            369.1
    6/10/2002        90.04          112.96          186.48           371.66
    6/11/2002        89.95          112.42          186.91           376.57
    6/12/2002        90.42          112.72          191.61           377.96
    6/13/2002        91.14          112.83          192.88           377.07
    6/14/2002        90.32          111.21          186.05           391.03
    6/17/2002        89.41          110.22          183.96           385.84
    6/18/2002        90.61          111.73          187.34            388.4
    6/19/2002        90.32          111.22          186.27           398.06
    6/20/2002        89.71           111.7          187.54           390.51
    6/21/2002        90.15          113.24          188.59           375.88
    6/24/2002        92.21          115.66          192.35           374.38
    6/25/2002        92.64          115.22          190.59           379.69
    6/26/2002        93.87          115.19          194.08           393.33
    6/27/2002        92.91           115.1          195.95            386.8
    6/28/2002         96.2          114.73           192.2           418.72
     7/1/2002        96.76          115.78          195.64           418.72
     7/2/2002        97.71          117.81          199.75           425.67
     7/3/2002        98.68          119.04           201.2           430.32
     7/5/2002        97.53          118.18          199.47           419.88
     7/8/2002        98.11          118.35          199.31           426.93
     7/9/2002        98.16          117.56          199.37           436.64
    7/10/2002        98.95          119.33          200.22           448.94
    7/11/2002       100.29          120.04          204.03           435.62
    7/12/2002       100.74          120.31          201.29            445.3
    7/15/2002       103.23          124.21          203.99            464.2
    7/16/2002       103.71          125.24          204.94           454.19
    7/17/2002       102.11          124.69          205.67           461.54
    7/18/2002       101.99          125.43          207.72           467.26
    7/19/2002       102.37          127.71          217.12           473.14
    7/22/2002       107.93          130.07          227.66           481.77
    7/23/2002       112.36          130.93          229.86           482.64
    7/24/2002       114.08          132.88          253.63           498.04
    7/25/2002       114.55          133.42           242.8           492.41
    7/26/2002       117.65          135.22           247.7           506.97
    7/29/2002       118.38          137.61          248.02           476.62
    7/30/2002       113.13          135.92          233.24           496.48
    7/31/2002       125.52          141.56          230.52           525.42
     8/1/2002       123.22          140.88          228.41           521.04
     8/2/2002       122.15          141.45          231.67            540.5
     8/5/2002       129.91          148.05          241.05           563.33
     8/6/2002       126.89          146.03          237.66           547.31
     8/7/2002       123.59          146.15          237.87           552.74
     8/8/2002       126.31          145.84          235.27            544.9
     8/9/2002       123.64          145.31          237.52           557.14
    8/12/2002       121.81          146.09          240.63              554
    8/13/2002       124.28          146.06          243.52           562.98
    8/14/2002       123.62          147.07           241.8           578.55
    8/15/2002       133.23          152.25          242.28           576.33
    8/16/2002       128.78          151.89          243.29           560.89
    8/19/2002       128.29          151.77          240.68           561.72
    8/20/2002       126.48             148          236.48           570.97
    8/21/2002       123.56          147.75          232.34           558.45
    8/22/2002       120.79          146.93          228.25           547.08
    8/23/2002       120.95          148.75          228.61           550.13
    8/26/2002       115.56          147.31          228.03           551.14
    8/27/2002       112.37          146.28          226.31           526.85
    8/28/2002       114.46           145.6          225.86            552.6
    8/29/2002       114.99          146.26           226.5           564.69
    8/30/2002       113.68          145.75          226.32           533.43
     9/3/2002       116.21          147.49          231.67           549.91
     9/4/2002        117.9          147.72          232.04            555.7
     9/5/2002       118.31           148.5          233.34           562.46
     9/6/2002       115.83          147.87           232.3           552.92
     9/9/2002        117.2          147.26          232.48           553.33
    9/10/2002       118.07          144.93          228.93           558.09
    9/11/2002       117.66          144.52          228.38           549.72
    9/12/2002        118.8          143.15          228.44           551.49
    9/13/2002       119.75          143.11          226.19           565.92
    9/16/2002       119.52          142.77          225.42           568.62
    9/17/2002       118.83          143.24          225.28           569.82
    9/18/2002       119.68          143.48          225.92           569.37
    9/19/2002       122.48          144.35          225.98           577.22
    9/20/2002       124.15           146.5          227.15            579.4
    9/23/2002       126.78          149.62          237.43           596.64
    9/24/2002        127.3          152.48           246.8           611.45
    9/25/2002       126.48          150.42          244.22           601.05
    9/26/2002       124.83          150.11          245.57           583.81
    9/27/2002       127.18          149.17          244.59           629.45
    9/30/2002       128.29           147.5           250.1           644.17
    10/1/2002       126.56          145.42          248.03            636.5
    10/2/2002       123.52          143.75          241.63           643.91
    10/3/2002       123.52           143.9          243.22           645.99
    10/4/2002       125.65           146.4          247.92           644.91
    10/7/2002       126.15          152.89          261.92           656.41
    10/8/2002       128.95          155.74          280.63           659.52
    10/9/2002       133.01          158.53           291.5           659.44
   10/10/2002       133.18          161.74          294.66           655.37
   10/11/2002       128.91          158.41          288.24           659.44
   10/15/2002       120.74          152.95          270.07            638.1
   10/16/2002       120.28           152.4          268.35           634.67
   10/17/2002        118.9          151.74          267.62           626.76
   10/18/2002        116.4          151.18          269.18           622.13
   10/21/2002       115.28          148.17          264.81           614.49
   10/22/2002       114.46          147.49          262.96           615.22
   10/23/2002       114.85          146.96          263.11           612.39
   10/24/2002       114.67          145.91          261.58           617.79
   10/25/2002       115.53          148.22          261.81           623.78
   10/28/2002        111.7          146.82          258.33           623.15
   10/29/2002       109.99          146.68          257.69           641.77
   10/30/2002        110.2          145.36          253.39           621.69
   10/31/2002       110.27          146.98           256.2           624.79
    11/1/2002       111.44           147.8          257.81            624.4
    11/4/2002       107.38           141.8          250.14           615.37
    11/5/2002       103.95          139.29          247.09           615.71
    11/6/2002        99.98          134.91          243.38           616.21
    11/7/2002        98.14           132.3          242.28           613.74
    11/8/2002        98.77          133.78          245.16           617.85
   11/12/2002       103.72          136.64          250.16           619.33
   11/13/2002       103.11          137.18          252.62           616.16
   11/14/2002       101.79          133.67          244.01           580.43
   11/15/2002        97.46          134.15          236.72           571.18
   11/18/2002        96.15          133.73          236.17           572.68
   11/19/2002        96.31          133.34          235.38           572.99
   11/20/2002        93.09          131.91          231.05           558.08
   11/21/2002        90.98          130.23          223.25           543.31
   11/22/2002        90.23          130.25          223.24           538.71
   11/25/2002         90.9          130.75           222.6           539.76
   11/26/2002        91.64          130.34          223.16           546.96
   11/27/2002        90.64             128          213.15           488.49
   11/29/2002        90.69          122.59          208.07           436.48
    12/2/2002        89.16          120.14          206.06           506.99
    12/3/2002        90.39             120          205.73           503.79
    12/4/2002        90.18           120.9          207.92           509.54
    12/5/2002        92.37          121.17           209.1           513.84
    12/6/2002        96.95          123.62          213.13           521.44
    12/9/2002        97.28           124.5          214.12           531.33
   12/10/2002        98.21          126.37           216.1           531.83
   12/11/2002        99.17          126.13          216.32           537.91
   12/12/2002        99.99          125.02           215.3            532.2
   12/13/2002        95.64          120.28          207.13           525.63
   12/16/2002         94.8          117.08          204.19           518.89
   12/17/2002        92.14          116.89          202.83           521.65
   12/18/2002        92.81          117.18          203.24            525.9
   12/19/2002        90.39           118.1          204.96           533.06
   12/20/2002        91.63          117.72          205.42           532.55
   12/23/2002        91.53          117.01          205.26           544.31
   12/24/2002        92.52          118.04          206.94           538.91
   12/26/2002        93.09          117.82          208.41           540.03
   12/27/2002        90.91          117.85          209.31           552.03
   12/30/2002        91.18          117.77          212.02           548.44
   12/31/2002        93.04          116.97          204.11           550.26
     1/2/2003        90.53          114.02          197.44           527.54
     1/3/2003        90.92           114.2          197.42            527.3
     1/6/2003        89.55          112.82          194.05           521.67
     1/7/2003        88.31          111.53          192.93           522.44
     1/8/2003        88.73          112.02          193.55           524.58
     1/9/2003         87.1          112.15           193.2           500.93
    1/10/2003        86.84          112.53          192.85           498.74
    1/13/2003        85.65          112.78          187.88           497.58
    1/14/2003        85.15          111.32          187.85           481.39
    1/15/2003        85.42          109.71           189.8           478.48
    1/16/2003         85.4          109.38          191.33           478.94
    1/17/2003        85.97          110.14           192.2           484.15
    1/21/2003         88.6          111.14           194.8           489.26
    1/22/2003        91.47          111.97          198.07           496.53
    1/23/2003        90.92          111.41          196.89           493.33
    1/24/2003        91.47          111.73          196.97           503.04
    1/27/2003         90.9          112.86          198.17           503.44
    1/28/2003        90.57          112.79          197.81           501.39
    1/29/2003         89.9          112.64          195.47           447.24
    1/30/2003        88.99          111.68          194.26           479.65
    1/31/2003        86.56          107.37          187.04           522.64
     2/3/2003        84.27          107.01          183.97           520.28
     2/4/2003           84          106.94           184.4           523.52
     2/5/2003        82.69          106.05          182.51           515.16
     2/6/2003        82.29          105.63          180.75           524.39
     2/7/2003        81.23          106.48          179.49           526.63
    2/10/2003        81.75          106.47          179.34           522.31
    2/11/2003        81.41           106.2          179.08           522.57
    2/12/2003        82.73           107.5          179.95           534.98
    2/13/2003        82.78          107.92          181.24           505.95
    2/14/2003        87.84          107.83          181.91           507.98
    2/18/2003        87.57          107.97          183.12           509.54
    2/19/2003        88.07          108.04          183.62           514.73
    2/20/2003        86.24           108.1          184.46            517.7
    2/21/2003        87.54          107.91          184.93            511.5
    2/24/2003        85.73          108.11          185.15           517.53
    2/25/2003        87.77           106.4          185.35           512.19
    2/26/2003        86.24          105.91          186.49            517.5
    2/27/2003        85.23          105.61          186.21            514.1
    2/28/2003        87.52           106.1          180.16           513.25
     3/3/2003        84.81          106.39          179.35           511.16
     3/4/2003        85.48          107.02           180.5           510.31
     3/5/2003         87.2             109          182.67           514.68
     3/6/2003        86.43          109.29          184.33           507.34
     3/7/2003        87.07          109.93          186.11           504.76
    3/10/2003        88.32          110.48          187.05           509.61
    3/11/2003        86.36          111.54          187.44           513.79
    3/12/2003        86.72          109.93          187.34              514
    3/13/2003        86.34          108.52          184.98           497.86
    3/14/2003        83.18          107.93          181.64           486.99
    3/17/2003        83.78          108.06          180.62           478.33
    3/18/2003        81.17          106.94           179.9           469.21
    3/19/2003        80.53          106.79          179.31           466.25
    3/20/2003        80.49           107.6          178.14           460.77
    3/21/2003        80.05          107.12          177.35            453.5
    3/24/2003        79.78          106.57          177.49           451.84
    3/25/2003        80.49             106          176.55           451.29
    3/26/2003        77.43          105.26          173.65           453.48
    3/27/2003        77.66          105.73          173.84           438.72
    3/28/2003        76.11          106.42          173.83           443.28
    3/31/2003        74.42          105.03          171.35           432.81
     4/1/2003        74.67          104.95          172.55           430.61
     4/2/2003        74.12          104.62          171.37           420.27
     4/3/2003         73.7          104.61          170.24           419.98
     4/4/2003        74.78          104.77          170.42           412.63
     4/7/2003         73.1          102.94          169.42           409.08
     4/8/2003        72.13          102.41          170.63           417.39
     4/9/2003        73.32          102.57          170.76           418.86
    4/10/2003        73.34          102.98          170.67           415.81
    4/11/2003        73.31          102.71           170.5           397.98
    4/14/2003        70.84           100.3          168.03           386.24
    4/15/2003        72.02           99.79          162.85            385.4
    4/16/2003        72.92           99.68          161.26           390.87
    4/17/2003        72.63          101.45          161.22           390.23
    4/21/2003        71.31           98.02          158.89           388.78
    4/22/2003         71.1            97.7          157.47           391.55
    4/23/2003        70.65           95.58          154.55           390.95
    4/24/2003        69.35           95.18          154.78            397.6
    4/25/2003        70.77           95.66          155.12           396.58
    4/28/2003         69.8           95.38             155            369.1
    4/29/2003        70.02           94.39          154.39           381.68
    4/30/2003        68.17           92.79          145.39              373
     5/1/2003        68.11              92          143.52            372.5
     5/2/2003        66.94           91.27          143.13           367.32
     5/5/2003        66.32           90.36          142.34           369.77
     5/6/2003        66.86            90.1          137.65           377.27
     5/7/2003        67.07           90.03          141.75           387.61
     5/8/2003        67.34           90.78          142.74           389.53
     5/9/2003        66.93           91.03          143.36           387.29
    5/12/2003        67.05           90.77          142.24           391.17
    5/13/2003        66.87           91.06          143.54           391.34
    5/14/2003        66.56           90.63          143.71           399.55
    5/15/2003        73.42           90.72          145.06           396.29
    5/16/2003        72.77           90.95          146.22           396.45
    5/19/2003         75.8           91.25          146.37           397.31
    5/20/2003        76.44           93.41          148.65            353.7
    5/21/2003         75.7           91.65          147.71           395.68
    5/22/2003        74.67            91.7          148.28           409.17
    5/23/2003        74.23           90.58          146.77           410.38
    5/27/2003         77.5           92.54          148.55           406.39
    5/28/2003        75.66           93.17           148.6           404.45
    5/29/2003         74.2           91.27          146.26           415.03
    5/30/2003        73.47           92.16          144.77           417.31
     6/2/2003        72.19           90.61          142.47           409.22
     6/3/2003        73.64           91.51          143.87           417.22
     6/4/2003        72.98           91.94          143.57           420.42
     6/5/2003         71.7           90.49          142.24           415.07
     6/6/2003        71.36           90.61             142           411.99
     6/9/2003        68.89           89.33          140.51            417.5
    6/10/2003        69.52           89.97          140.87           425.84
    6/11/2003        68.71           88.74          139.75           421.17
    6/12/2003        67.21           88.34          139.48           423.69
    6/13/2003        68.02           87.85          141.46           408.86
    6/16/2003        65.13           87.16          141.07           402.51
    6/17/2003        62.91            86.1          139.72           392.83
    6/18/2003        63.28           84.85          139.52              385
    6/19/2003        65.03           85.62          140.38           386.98
    6/20/2003        65.51           85.66          140.29           385.94
    6/23/2003        68.23           86.26          141.65           394.53
    6/24/2003        68.51           85.96          141.58           397.73
    6/25/2003         67.4           84.63          139.74            384.8
    6/26/2003        66.88           82.88          139.36           332.28
    6/27/2003        66.61           83.05          138.47           374.04
    6/30/2003        65.38            81.8          138.93           378.22
     7/1/2003        64.79           82.73          138.73           373.33
     7/2/2003        66.22           83.68          139.82           377.22
     7/3/2003         66.5           83.45          139.48           367.89
     7/7/2003        65.57           82.98           138.6           362.75
     7/8/2003        65.34           82.57          137.58           360.81
     7/9/2003        65.33           82.76          136.85           362.56
    7/10/2003         65.3            82.5          136.85           364.99
    7/11/2003        65.88           82.97          137.85           368.46
    7/14/2003        67.07           83.48          137.22           363.26
    7/15/2003        80.52            81.4          132.13           349.12
    7/16/2003        66.76           80.07          135.04           345.94
    7/17/2003        65.66           78.86          128.65           343.47
    7/18/2003        65.75           78.98          128.64           341.86
    7/21/2003        64.41            78.6          127.41           315.45
    7/22/2003        65.67           78.84          127.53           325.38
    7/23/2003         66.7           79.26          127.63           330.17
    7/24/2003        68.27           80.55          128.49           325.95
    7/25/2003        68.29           80.46          128.58           325.53
    7/28/2003        67.67           80.74             129           314.55
    7/29/2003        70.35           82.15          136.18              314
    7/30/2003         69.6            81.5          130.64           324.67
    7/31/2003        77.36           83.31          131.12           323.83
     8/1/2003         71.8           78.81          126.65           325.93
     8/4/2003        74.99            81.8          128.92           344.69
     8/5/2003        77.34           82.16          128.83           334.68
     8/6/2003        80.09           84.68          131.04           360.53
     8/7/2003        79.59           84.45          131.07           367.89
     8/8/2003           79           84.96           131.3           365.59
    8/11/2003        75.19           83.91          130.79           357.79
    8/12/2003        77.17           83.48          130.19           357.95
    8/13/2003        76.79           82.57          129.94           343.27
    8/14/2003        74.84            80.5          128.15            351.3
    8/15/2003        75.53           85.95          134.02           365.01
    8/18/2003        74.51           85.37          133.13           359.19
    8/19/2003         72.6            84.9          132.97            362.8
    8/20/2003        70.47           83.79          132.09           343.75
    8/21/2003        69.42           81.48          129.28           329.45
    8/22/2003        70.37           82.19          130.26           333.03
    8/25/2003        71.04           80.24          130.46           328.32
    8/26/2003         72.2           83.79          131.21           332.76
    8/27/2003        70.94           82.93          129.26           323.22
    8/28/2003        70.95           82.79          128.67           321.98
    8/29/2003        71.97           77.97          129.09           321.29
     9/2/2003        68.32           80.02          125.84           295.17
     9/3/2003        52.29            75.6          125.03           291.69
     9/4/2003        52.76           75.25          126.21           296.87
     9/5/2003         52.3           77.97          127.43           309.75
     9/8/2003        52.02           78.43          127.88           302.18
     9/9/2003        51.75           78.01          128.12           300.21
    9/10/2003        51.96           78.48          128.19           305.04
    9/11/2003        51.74           77.86          124.13           299.87
    9/12/2003        52.37           78.08          127.07           306.95
    9/15/2003        54.39           77.88           124.3           313.66
    9/16/2003        54.22           78.62          125.25           302.53
    9/17/2003        53.68            76.7          123.08           308.83
    9/18/2003        53.33           76.69          122.75           305.13
    9/19/2003        53.21           74.17          121.91           305.74
    9/22/2003        54.01           76.37          123.63           300.74
    9/23/2003        54.69           77.95          136.62           305.66
    9/24/2003        53.64           76.88          124.08           306.59
    9/25/2003        52.67           76.87          123.34            307.2
    9/26/2003        52.81           77.35          123.93           310.18
    9/29/2003        53.31           77.83          124.45            308.5
    9/30/2003        54.11           74.95          121.02           322.09
    10/1/2003        54.09           74.74          121.18           307.77
    10/2/2003        55.33           74.62          120.92           300.48
    10/3/2003        56.87           76.07          121.73           284.57
    10/6/2003        56.45           75.93           121.9           292.57
    10/7/2003        56.64           75.99           122.2            283.1
    10/8/2003        56.96           75.94          121.89           282.43
    10/9/2003        56.86           76.08          121.75           277.14
   10/10/2003         57.1           75.82          121.69           280.88
   10/14/2003         57.8           76.95          122.39           276.29
   10/15/2003        54.29           73.08          115.53           271.15
   10/16/2003        53.26           71.44          113.13           251.97
   10/17/2003         53.1            71.2           112.1           255.96
   10/20/2003        52.04           70.52          112.53           253.56
   10/21/2003        51.88           69.93           112.3           253.49
   10/22/2003        53.16           71.11          113.68           261.14
   10/23/2003        54.14           71.64           114.4              260
   10/24/2003        54.72           77.42          115.58           270.75
   10/27/2003        54.39           72.39          115.86           264.38
   10/28/2003        55.11           73.27          116.63           268.53
   10/29/2003           55           73.07          115.89           255.03
   10/30/2003        53.81           71.11          113.88           250.06
   10/31/2003        52.39           69.33          110.96           255.28
    11/3/2003        52.69           69.33          110.97            237.3
    11/4/2003        53.41           70.41          111.95            239.2
    11/5/2003        54.87           70.95          113.12           232.92
    11/6/2003        54.31           70.39          112.64           226.42
    11/7/2003        54.48           70.25          111.64           223.86
   11/10/2003        54.43           70.32          111.36           222.13
   11/12/2003        54.04           69.63          110.07           231.33
   11/13/2003        54.06           69.71          110.75           243.45
   11/14/2003        51.55           68.99          109.78           243.71
   11/17/2003        51.85           69.29          109.63           245.34
   11/18/2003        51.66           65.94          109.41           251.03
   11/19/2003        51.35           69.04          109.66           243.57
   11/20/2003        51.67           69.75          111.06           246.43
   11/21/2003         52.5           69.72          111.08            244.4
   11/24/2003        51.63           69.32          110.43           234.09
   11/25/2003        51.32           69.72          110.67           239.51
   11/26/2003        50.08           69.07          108.83            232.7
   11/28/2003        49.02           66.27          106.53           221.76
    12/1/2003        49.14            65.9          105.54           215.22
    12/2/2003        49.67           66.44           105.8           212.91
    12/3/2003        49.56            66.4          105.63           209.77
    12/4/2003        49.16           66.45          105.69            209.9
    12/5/2003        50.22           67.48          107.32           221.01
    12/8/2003        51.45           68.58          107.79           212.37
    12/9/2003         51.7           68.93          107.72           205.34
   12/10/2003        50.79           65.76          108.47           208.56
   12/11/2003         51.5           70.78          109.77           217.99
   12/12/2003        51.85           70.69          109.89           217.99
   12/15/2003        51.54           69.81          110.25           215.91
   12/16/2003        50.93           69.72          110.64           220.93
   12/17/2003        49.91            68.6          109.55           217.42
   12/18/2003        49.59           68.23          108.82           220.24
   12/19/2003        49.79           68.24          108.65           216.99
   12/22/2003        50.59           68.72             109           213.43
   12/23/2003        50.79           68.12           107.3           201.39
   12/24/2003        50.94           68.58           107.6           208.59
   12/26/2003        50.97           69.11           108.2           213.48
   12/29/2003        50.48           68.87          107.86           211.41
   12/30/2003        50.94           68.71          107.52            201.2
   12/31/2003        50.58           69.28          108.07           212.44
     1/2/2004        49.91           68.46          107.13           192.68
     1/5/2004        49.79           68.78          106.87           189.21
     1/6/2004         50.1           68.82          106.79           195.32
     1/7/2004        50.47           68.79          107.24           193.46
     1/8/2004        50.47           69.13          106.63           188.67
     1/9/2004        50.37           69.79          107.78           201.35
    1/12/2004        50.74           69.72          107.86            203.7
    1/13/2004        51.27            70.3          109.13           209.05
    1/14/2004         51.7           69.62          107.93           213.95
    1/15/2004        50.87           67.57          104.98           220.27
    1/16/2004        50.81           67.33          104.66           200.18
    1/20/2004        50.42           67.52          104.55           196.17
    1/21/2004        50.99           68.04           105.2            195.1
    1/22/2004           51           67.53          104.38           196.18
    1/23/2004         51.5           67.69          104.42           184.53
    1/26/2004        51.99           68.11          104.81           181.86
    1/27/2004        52.58           68.34          106.07           186.78
    1/28/2004         51.4           67.53           105.4           182.64
    1/29/2004        51.36           67.27          105.71           192.71
    1/30/2004        49.61           68.13          105.64           203.21
     2/2/2004         49.2           67.95          105.95           193.63
     2/3/2004        50.63           68.58          106.24           201.11
     2/4/2004        50.96           68.88          106.35           204.52
     2/5/2004        50.58           68.15          105.54           203.82
     2/6/2004        51.57           68.91          107.05           217.03
     2/9/2004        51.58           68.69          106.87           212.82
    2/10/2004        51.52           68.31          106.84           205.71
    2/11/2004        52.27           68.82          106.62           213.57
    2/12/2004        52.93           69.33          106.99           212.04
    2/13/2004         51.3           69.15          106.41           215.22
    2/17/2004         50.8           68.68          106.37           213.05
    2/18/2004         50.8           68.55          106.26           208.62
    2/19/2004        50.29           68.45          105.98           201.22
    2/20/2004        50.49           68.16          105.71           200.88
    2/23/2004        51.66           68.51          106.35           204.44
    2/24/2004        51.57           68.62          106.47            208.9
    2/25/2004        51.43           68.79           106.4           209.27
    2/26/2004        51.52           68.77          106.41           213.76
    2/27/2004        50.75            68.6          105.06           220.19
     3/1/2004        49.87           68.61          105.09           213.72
     3/2/2004        49.92           68.16          104.68           208.13
     3/3/2004        50.11           68.18          104.55           206.85
     3/4/2004        49.94           68.22          104.39              210
     3/5/2004        50.58           69.53          105.75           219.15
     3/8/2004        50.59           69.91          106.43           222.91
     3/9/2004        50.81           69.76          107.21           224.83
    3/10/2004        50.42           69.72          106.92           216.55
    3/11/2004        51.09           70.65          107.47           223.48
    3/12/2004        51.61           70.71          107.78           230.36
    3/15/2004        54.01           72.21          109.92           229.67
    3/16/2004        53.23           72.16          109.92           230.39
    3/17/2004        53.32           72.07          109.78            234.1
    3/18/2004        52.85           71.69           109.1           226.88
    3/19/2004         52.4            71.7          108.42           221.75
    3/22/2004         52.8           72.35          109.78           229.46
    3/23/2004         52.8            72.4          109.95           224.74
    3/24/2004        52.31           72.22          110.03            225.4
    3/25/2004        54.28           73.21          110.76           226.59
    3/26/2004        53.31            72.2          109.77           219.27
    3/29/2004        52.92           72.07          109.42           215.77
    3/30/2004        53.11           71.73          109.63           215.29
    3/31/2004        54.24           72.27          110.85            226.1
     4/1/2004        53.63           71.67          110.14           217.46
     4/2/2004        52.48           70.58          108.09            200.7
     4/5/2004        52.89           70.52          107.37           199.78
     4/6/2004        53.11            70.7          107.67           206.26
     4/7/2004        52.82           70.26          107.11           203.69
     4/8/2004        52.62           70.31          106.06           200.57
    4/12/2004        52.65           69.47          105.69           196.64
    4/13/2004        52.15           68.79          104.74           189.84
    4/14/2004        51.46           67.77             103           191.95
    4/15/2004        50.09           67.42          104.05           193.77
    4/16/2004        50.56           67.96          104.79           196.29
    4/19/2004        49.93           67.71          104.42           191.53
    4/20/2004        49.71           67.37          104.31           190.94
    4/21/2004        50.27           67.32          104.25           194.55
    4/22/2004        50.24           67.39          104.94           198.23
    4/23/2004         49.9           66.29          103.72           191.43
    4/26/2004        49.46           66.12          103.43           192.84
    4/27/2004        49.83           67.02          104.07           197.13
    4/28/2004        50.29           67.05          104.33           192.93
    4/29/2004        51.16           68.44          106.22           194.94
    4/30/2004        52.23           69.61          106.31           200.41
     5/3/2004           50           69.66          104.47           196.75
     5/4/2004        50.41            68.2          104.57           197.01
     5/5/2004        51.39           68.75           105.4           196.88
     5/6/2004        54.89           71.94          108.09           205.66
     5/7/2004         53.7           71.14          105.64           206.15
    5/10/2004        54.08            71.9          107.15           221.58
    5/11/2004        56.16           72.03          107.64           225.28
    5/12/2004        56.67           72.07          107.87           233.82
    5/13/2004        56.43           72.09          108.28           241.45
    5/14/2004        53.77            76.5          111.55           246.28
    5/17/2004        51.52           76.46           112.5           257.85
    5/18/2004        59.77           74.91          112.36           247.08
    5/19/2004        51.15           74.81          111.33           243.05
    5/20/2004        49.38           75.17          112.98           246.09
    5/21/2004        49.05           74.76          111.09           237.12
    5/24/2004        48.46           72.42          110.36           236.22
    5/25/2004        47.72            71.5          110.32           238.31
    5/26/2004        48.32           72.62             112           242.63
    5/27/2004        46.63            73.1          111.65           251.76
    5/28/2004        51.26           75.01          109.04           244.25
     6/1/2004        53.07            76.4          110.25           238.37
     6/2/2004        51.28            77.2          109.91           241.77
     6/3/2004        50.48           76.96          109.78           239.32
     6/4/2004        52.34            77.7          109.47           233.99
     6/7/2004        51.66           77.84          110.63           236.21
     6/8/2004        51.41           77.32          110.46           233.47
     6/9/2004        51.38           75.29           110.1           229.63
    6/10/2004        51.39           75.95          110.23           231.09
    6/14/2004        51.89            76.6          110.17           230.29
    6/15/2004        49.77           76.44          112.62           244.67
    6/16/2004        50.78           76.47          112.98           235.62
    6/17/2004        50.91           77.06          111.63           232.23
    6/18/2004         51.5           76.77          112.01           235.69
    6/21/2004        50.17           76.95          111.75           234.13
    6/22/2004        50.27           77.94          112.37           224.14
    6/23/2004        49.02           77.13          111.95            223.5
    6/24/2004        48.38           77.37          110.47           226.47
    6/25/2004        46.26           72.81          112.76           227.82
    6/28/2004        47.01           75.32          110.33           216.98
    6/29/2004        47.05           74.29          107.98           221.18
    6/30/2004         49.5           77.57          114.66           241.53
     7/1/2004        49.63           78.26          116.33           232.47
     7/2/2004        51.47           78.07          117.66           239.95
     7/6/2004        51.51           79.33          117.86           247.29
     7/7/2004         50.5           79.43          118.03           239.99
     7/8/2004        50.31           79.56          118.47            229.6
     7/9/2004        51.04           79.38           117.5           229.42
    7/12/2004        50.24           80.01          117.48           235.33
    7/13/2004        49.77            78.7           118.3           228.81
    7/14/2004        49.34           77.14          116.46           253.72
    7/15/2004        48.69           76.84          111.51           230.28
    7/16/2004        49.13           77.98          115.39           221.11
    7/19/2004        48.52            77.7          116.21           223.05
    7/20/2004        47.83           76.49           113.4           212.54
    7/21/2004        47.82           76.23          113.18           214.04
    7/22/2004        47.55           76.08          113.23            217.5
    7/23/2004        47.99           75.95          113.34           227.39
    7/26/2004        47.13           72.82          113.06           220.01
    7/27/2004         47.2           73.54          112.28           209.28
    7/28/2004         48.4           74.85          112.59           218.01
    7/29/2004        48.73           76.92          113.36           228.46
    7/30/2004        50.34           77.79          112.23           240.81
     8/2/2004        50.49           77.93          112.62            233.5
     8/3/2004        50.67           78.68           111.9           234.61
     8/4/2004        49.78           77.95          113.75           230.65
     8/5/2004         49.9           77.97          113.03           240.21
     8/6/2004        51.56           80.55          115.59           248.92
     8/9/2004        51.51           79.42          110.07           241.36
    8/10/2004        50.67           77.97          109.25           237.07
    8/11/2004        50.45           78.78          108.98           237.26
    8/12/2004        50.04           78.64          109.64           240.73
    8/13/2004        54.19           80.59          116.46           253.23
    8/16/2004        58.91           80.11          117.54           237.54
    8/17/2004        53.09           79.86          118.32           239.09
    8/18/2004         59.1           79.29          117.73           242.14
    8/19/2004        58.69           78.97           117.2           238.52
    8/20/2004        60.42            79.6          117.11           237.87
    8/23/2004        60.06           78.66          117.61           230.45
    8/24/2004        59.59           80.15          117.14           229.25
    8/25/2004         57.1           75.98           115.9           230.78
    8/26/2004        56.43           74.97          115.25           232.33
    8/27/2004        58.75           77.53          114.55           235.36
    8/30/2004        58.66           76.66          112.92           240.49
    8/31/2004        58.69           76.79           115.2            267.8
     9/1/2004        56.65           77.97          115.94           236.49
     9/2/2004        58.64           78.19          115.56           232.92
     9/3/2004        57.26           75.65          114.69           228.75
     9/7/2004        56.61           74.91          114.61           228.19
     9/8/2004        57.21            76.5          114.94           235.06
     9/9/2004        58.08           77.31           115.1           227.45
    9/10/2004        58.89           78.69          115.26           228.71
    9/13/2004        60.02           78.46          115.46           233.88
    9/14/2004        58.63           75.61          114.47           232.17
    9/15/2004        56.82           74.64          113.13           247.82
    9/16/2004        49.92           76.16          113.56           257.72
    9/17/2004        56.33           75.49          113.65           225.01
    9/20/2004        57.05           75.22          113.92           235.19
    9/21/2004        49.81           73.24          112.68            228.4
    9/22/2004        56.08           72.88          113.22           215.68
    9/23/2004        49.24           71.96          111.54           215.65
    9/24/2004        48.46           72.71          110.68           213.65
    9/27/2004        55.35           71.27          111.63           225.05
    9/28/2004        55.79           71.82          112.27           204.94
    9/29/2004        48.39              74           111.4           218.41
    9/30/2004        47.57           72.72           109.8           227.18
    10/1/2004        48.37           71.55           109.2           203.02
    10/4/2004        47.03           71.15          108.96           201.64
    10/5/2004        47.55           70.83           108.7           206.06
    10/6/2004        47.57           71.23          106.04           198.04
    10/7/2004        47.76           71.79          106.34           198.48
    10/8/2004        49.32            71.5          106.58           213.58
   10/12/2004        48.43            72.8          108.52           204.13
   10/13/2004        48.43           72.35          107.27            211.7
   10/14/2004        47.49           73.86          108.77           212.86
   10/15/2004        48.67           73.96          104.88            225.7
   10/18/2004        55.06              74          108.04           223.53
   10/19/2004        53.98           72.97          107.82           214.74
   10/20/2004        48.61           72.19          107.97           257.38
   10/21/2004        63.12            72.3          108.04           228.32
   10/22/2004        59.52           73.36          107.34           255.45
   10/25/2004        55.26           69.48          108.24           227.81
   10/26/2004         54.8           69.77          110.48           230.01
   10/27/2004        55.42           69.28          109.21           219.08
   10/28/2004         55.4           69.95          109.58           218.65
   10/29/2004        49.91           76.64          107.04           216.43
    11/1/2004        55.11           71.65           109.3           217.41
    11/2/2004         44.2           71.67          108.19              218
    11/3/2004        45.87           72.79          107.67           199.46
    11/4/2004         42.9           71.66          106.47           191.38
    11/5/2004        42.09           73.19          103.89           179.61
    11/8/2004        42.09           69.93          104.67           180.59
    11/9/2004         42.6           74.71          104.89           181.31
   11/10/2004        44.89           69.99          103.68           183.09
   11/12/2004        47.31           66.27          102.72           186.82
   11/15/2004        43.17           66.63          101.04           187.87
   11/16/2004        43.33           65.13          101.33           190.84
   11/17/2004         43.3           65.58           101.4           206.24
   11/18/2004        41.31              64          100.84           199.45
   11/19/2004        46.27           65.44          100.27           194.88
   11/22/2004        47.81           65.81            99.7           201.76
   11/23/2004        49.76           66.85          100.62           210.12
   11/24/2004        49.56           66.43           97.83            206.3
   11/26/2004        41.32           71.13          100.26           204.94
   11/29/2004        43.76              63           95.44           203.65
   11/30/2004        42.42           65.72           98.18           199.72
    12/1/2004        45.33           65.64           97.83            201.7
    12/2/2004        46.94           65.52           97.88           196.19
    12/3/2004        45.01           65.59           92.68           205.09
    12/6/2004        43.71           65.51           97.19           202.03
    12/7/2004        43.32           65.92           92.32           202.56
    12/8/2004        37.48           65.17           90.23           205.93
    12/9/2004        39.27           64.39           93.03           193.19
   12/10/2004         38.5           64.18           97.83           202.56
   12/13/2004        40.49            64.5           95.82           200.56
   12/14/2004        38.25           64.65           93.54            206.7
   12/15/2004         44.8           64.61           95.03           191.02
   12/16/2004        43.29            66.1           93.83           194.95
   12/17/2004        42.63           66.34           95.53           192.91
   12/20/2004           42           66.65           95.42           191.71
   12/21/2004        39.54           70.23           94.86           195.79
   12/22/2004        38.36           70.52           95.46           195.28
   12/23/2004        40.67           70.59           94.63           194.95
   12/27/2004        35.14           70.09           94.72           193.34
   12/28/2004        38.91            62.4           94.49           193.08
   12/29/2004        38.28           59.84           93.74           191.17
   12/30/2004        38.54           59.26           93.17           186.08
   12/31/2004        39.53           62.66           92.94           185.79

Source: Lehman Brothers

                        INVESTMENT GRADE RATINGS CHANGES

                                     Moody's                           S&P
                    Moody's         Downgrade         S&P           Downgrade
                                      Ratio                           Ratio
                  Up        Down                  Up       Down
                  --        ----    ---------     --       ----     ---------
     1998         62        120       1.94        65        134        2.06
     1999         88        114       1.30        85        122        1.44
     2000        104        149       1.43        93        180        1.94
     2001         82        209       2.55        63        198        3.14
     2002         46        244       5.30        41        231        5.63
     2003         31        113       3.65        37        124        3.35
     2004         26         38       1.46        22        43         1.95

Source: Lehman Brothers

2004 SUMMARY

Contrary to conventional forecasts, the bond market had a good year and "earned its coupon" despite Fed tightening and sharply higher oil prices. Higher rates were limited to shorter maturities, giving a performance advantage to longer issues as the yield curve flattened significantly. Investors' search for higher returns forced yield spreads to historically tight levels and non-Treasury sectors outperformed Treasuries again in 2004 with lower quality issues generating the highest returns.

2005 OUTLOOK

Additional Fed tightening will likely keep upward pressure on short-term interest rates which may produce further flattening of the yield curve. Tight spreads limit the return potential of corporates overall, making issue selection key to adding value. A heavily refinanced mortgage market makes mortgage-backed securities susceptible to significant extension risk with even a modest increase in long-term interest rates. Strong competitive forces around the globe should keep inflation mild, limiting the potential for sharply higher yields.

Except for historical information contained in this annual report for the Baird Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the advisor's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with that Fund.

BAIRD INTERMEDIATE BOND FUND
DECEMBER 31, 2004

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rated debt including government and corporate securities with maturities between one and ten years.

The Baird Intermediate Bond Fund generated strong relative returns in 2004 when compared to its benchmark. The strong relative performance came primarily from three sources: 1) overall portfolio structure (under-weight 2-year, and 7 to 10-year maturities, over-weight 4 to 5-year and 10-year+ maturities) which benefited from flattening in the yield curve; 2) strong performance of specific individual corporate issues; and 3) exposure to mortgage-backed and asset-backed securities which are not found in the Fund's benchmark. An over-weighting of BBB-rated corporate bonds and an under-weighting of U.S. Treasuries versus the Fund's benchmark also contributed positively to the Fund's performance in 2004. The Fund maintained its duration neutral strategy, holding a broadly diversified portfolio of over 220 securities at year end.

The Fund ended 2004 with a yield advantage versus its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index. This yield advantage, combined with exposure to specific sectors which we believe have superior total return potential (mortgage-backed securities and government agency issues), enhance the Fund's prospects of continuing to add value over its benchmark in the coming year. A December 31, 2004 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    U.S. Treasury                        10%
                    U.S. Gov't Agency                    23%
                    Aaa                                  21%
                    Aa                                    5%
                    A                                    18%
                    Baa                                  21%
                    Below Baa                             2%

                               SECTOR WEIGHTINGS

                    U.S. Treasury                         9%
                    U.S. Gov't Agency                    17%
                    Mortgage/CMOs                        11%
                    Int'l                                 3%
                    Asset-Backed                         14%
                    Industrials                          18%
                    Utility                               6%
                    Finance/Bank/Broker                  19%
                    Cash                                  2%
                    Municipal                             1%

NET ASSETS:                                     $194,576,027
SEC 30-DAY YIELD:*<F1>
Institutional Class:                                   4.11%
Investor Class:                                        3.86%
AVERAGE DURATION:                                 3.66 years
AVERAGE MATURITY:                                 4.98 years

PORTFOLIO EXPENSE RATIO:
Institutional Class:                                   0.30%
Investor Class:                                        0.55%**<F2>
PORTFOLIO TURNOVER RATIO:                              44.8%
TOTAL NUMBER OF HOLDINGS:                                227

  *<F1> SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2004.
 **<F2>   Includes 0.25% 12b-1 fee.

               BAIRD INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

                 Baird Intermediate Bond Fund -    Lehman Brothers Intermediate
      Date         Institutional Class Shares      Government/Credit Bond Index
      ----         --------------------------      ----------------------------
    9/29/2000               $250,000                         $250,000
   12/31/2000               $266,589                         $259,242
    6/30/2001               $277,111                         $269,827
   12/31/2001               $284,379                         $282,476
    6/30/2002               $293,461                         $291,870
   12/31/2002               $307,199                         $310,260
    6/30/2003               $323,016                         $323,504
   12/31/2003               $325,290                         $323,633
    6/30/2004               $325,782                         $323,274
   12/31/2004               $337,996                         $333,477

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                 BAIRD INTERMEDIATE BOND FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

                 Baird Intermediate Bond Fund -    Lehman Brothers Intermediate
      Date            Investor Class Shares        Government/Credit Bond Index
      ----            ---------------------        ----------------------------
    9/29/2000                $10,000                         $10,000
   12/31/2000                $10,668                         $10,370
    6/30/2001                $11,075                         $10,793
   12/31/2001                $11,353                         $11,299
    6/30/2002                $11,711                         $11,675
   12/31/2002                $12,231                         $12,410
    6/30/2003                $12,845                         $12,940
   12/31/2003                $12,917                         $12,945
    6/30/2004                $12,921                         $12,931
   12/31/2004                $13,388                         $13,339

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

For the Period Ended December 31, 2004        ONE YEAR   SINCE INCEPTION(1)<F3>
--------------------------------------        --------   ----------------------
Baird Intermediate Bond Fund -
  Institutional Class Shares                   3.91%              7.35%
Baird Intermediate Bond Fund -
  Investor Class Shares                        3.65%              7.10%
Lehman Brothers Intermediate
  Government/Credit Bond Index(2)<F4>          3.04%              7.01%

(1)<F3> For the period September 29, 2000 (commencement of operations) to December 31, 2004.
(2)<F4> The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2004

 Principal
  Amount                                                              Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 97.8%

ASSET-BACKED SECURITIES - 13.6%

 $  699,712    Advanta Mortgage
               Loan Trust,
               Series 1998-2, Class A6,
               6.63%, 06-25-2028                                  $    701,337
    349,476    Amresco Residential
               Securities Mortgage
               Loan Trust,
               Series 1998-1, Class A6,
               6.51%, 08-25-2027                                       357,916
    799,554    Banc One Home
               Equity Trust,
               Series 1999-2, Class A7,
               7.18%, 06-25-2029                                       828,274
  1,350,000    Chase Funding
               Mortgage Loan,
               Series 2004-1, Class 1A3,
               2.98%, 04-25-2026                                     1,325,110
    865,500    Chemical Master Credit
               Card Trust I,
               Series 1996-3, Class A,
               7.09%, 02-15-2009                                       911,701
    165,000    CitiFinancial Mortgage
               Securities, Inc.,
               Series 2003-2, Class AF2,
               2.13%, 05-25-2033                                       163,726
               Contimortgage Home
               Equity Loan Trust:
    378,800    Series 1999-1, Class A7,
               6.47%, 12-25-2013                                       387,374
    740,479    Series 1998-2, Class A7,
               6.57%, 03-15-2023                                       758,164
    677,394    Series 1998-3, Class A17,
               6.22%, 10-15-2029                                       688,557
               Countrywide Asset-Backed
               Certificates:
  1,475,000    Series 2004-10, Class AF2,
               3.32%, 05-25-2022                                     1,460,580
    600,000    Series 2004-9, Class AF2,
               3.34%, 09-25-2023                                       595,625
               Delta Funding Home
               Equity Loan Trust:
    547,770    Series 1997-2, Class A6,
               7.04%, 06-25-2027                                       546,882
    280,219    Series 1999-1, Class A6F,
               6.34%, 12-15-2028                                       285,740
    270,191    Series 1999-2, Class A7F,
               7.03%, 08-15-2030                                       275,463
    773,111    Deutsche Alt-A
               Securities, Inc.,
               Series 2003-2XS, Class A2,
               3.03%, 09-25-2033                                       772,126
     54,048    Equivantage Home
               Equity Loan Trust,
               Series 1996-3, Class A3,
               7.70%, 09-25-2027                                        53,961
  1,900,000    GMAC Mortgage Corporation
               Loan Trust, 4.39%,
               12-25-2025                                            1,910,263
               Green Tree Financial
               Corporation:
    800,260    Series 1998-4, Class A5,
               6.18%, 04-01-2030                                       831,608
    881,841    Series 1999-3, Class A5,
               6.16%, 02-01-2031                                       904,852
    285,874    IMC Home Equity
               Loan Trust:
               Series 1998-1, Class A6,
               6.52%, 06-20-2029                                       286,449
  2,500,000    MBNA Credit Card
               Master Note Trust,
               Series 2003-A3, Class A3,
               2.52%, 08-16-2010                                     2,507,034
    456,600    Mortgage Lenders Network
               Home Equity Loan Trust,
               Series 1998-2, Class A1,
               6.61%, 07-25-2029                                       467,872
  2,000,000    New Century Home
               Equity Loan Trust
               3.56%, 11-25-2033                                     1,998,214
    440,129    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11-15-2017                                       394,504
  1,150,000    Renaissance Home
               Equity Loan Trust,
               Series 2004-3, Class AF2,
               3.57%, 11-25-2034                                     1,140,169
               Residential Asset
               Mortgage Products, Inc.:
  1,525,000    Series 2003-RS9, Class AI3,
               3.61%, 10-25-2028                                     1,518,002
  1,000,000    Series 2003-RS6, Class AI3,
               3.08%, 12-25-2028                                       991,192
               Residential Asset
               Securities Corporation:
    850,000    Series 2003-KS5, Class AI2,
               1.88%, 09-25-2022                                       847,007
    700,000    Series 2003-KS7, Class AI3,
               3.37%, 11-25-2028                                       698,142
    182,887    Series 1998-KS2, Class AI9,
               6.42%, 07-25-2029                                       183,094
    114,005    Salomon Brothers
               Mortgage Securities VII,
               Series 1997-LB6, Class A6,
               6.82%, 12-25-2027                                       114,634
  1,649,000    Wells Fargo Home
               Equity Trust,
               Series 2004-2, Class AI2,
               3.45%, 09-25-2034                                     1,636,207
                                                                  ------------
                                                                    26,541,779
                                                                  ------------

FINANCIAL - 18.8%
    325,000    Aetna, Inc.,
               7.13%, 08-15-2006                                       341,932
               Allfirst Financial, Inc.
               Subordinated Notes:
  1,300,000    7.20%, 07-01-2007                                     1,412,662
    500,000    6.88%, 06-01-2009                                       542,151
    550,000    American General Finance
               Corporation Notes,
               4.00%, 03-15-2011                                       533,393
     50,000    American General Finance
               Corporation Senior Notes,
               8.45%, 10-15-2009                                        58,571
    630,000    AmSouth Bancorporation
               Subordinated Debentures,
               6.75%, 11-01-2025                                       703,871
    120,000    AmSouth Bank NA
               Subordinated Notes,
               6.45%, 02-01-2008                                       128,391
    500,000    AMVESCAP PLC, F<F8>
               5.38%, 02-27-2013                                       504,460
    519,000    Aon Corporation Notes,
               8.65%, 05-15-2005                                       529,007
    225,000    Bank of America
               Corporation Subordinated
               Notes,
               10.20%, 07-15-2015                                      307,634
    350,000    Bank of Oklahoma
               Subordinated Notes,
               7.13%, 08-15-2007                                       379,255
               Bank One Corporation
               Subordinated Notes,
    750,000    10.00%, 08-15-2010                                      946,649
    180,000    6.00%, 02-17-2009                                       192,405
    480,000    Bankers Trust Corporation
               Subordinated Notes,
               7.38%, 05-01-2008                                       532,437
    150,000    BSCH Issuances, Ltd., F<F8>
               7.63%, 09-14-2010                                       174,810
    800,000    CIT Group, Inc.
               Senior Notes,
               3.38%, 04-01-2009                                       777,098
  1,086,000    Comerica Incorporated
               Subordinated Notes,
               7.25%, 08-01-2007                                     1,181,699
    800,000    Compass Bank
               Subordinated Notes,
               8.10%, 08-15-2009                                       931,405
               Countrywide Home
               Loans, Inc.:
  1,000,000    5.50%, 02-01-2007                                     1,036,615
    175,000    2.88%, 02-15-2007                                       171,911
    900,000    Credit Suisse Finance
               Broker USA, Inc. Notes,
               6.13%, 11-15-2011                                       981,427
    475,000    Dime Capital Trust,
               9.33%, 05-06-2027                                       538,878
    494,646    First National Bank
               Chicago Pass Thru
               Certificates,
               8.08%, 01-05-2018                                       593,249
  1,100,000    First National Bank Omaha
               Subordinated Notes,
               7.32%, 12-01-2010                                     1,162,909
    775,000    FMR Corporation Notes,
               4.75%, 03-01-2013,
               (Acquired 02-26-03;
               Cost $777,068)*<F5>                                     773,237
    500,000    General Electric Capital
               Corporation Notes,
               6.00%, 06-15-2012                                       545,018
  1,000,000    Genworth Financial
               Inc. Notes,
               5.75%, 06-15-2014                                     1,057,899
    500,000    The Goldman Sachs
               Group, Inc.,
               5.15%, 01-15-2014                                       506,705
    200,000    The Goldman Sachs
               Group, Inc. Notes,
               6.60%, 01-15-2012                                       223,208
    500,000    Health Care Service
               Corporation Notes,
               7.75%, 06-15-2011
               (Acquired 06-20-01;
               Cost $497,765)*<F5>                                     585,001
  1,200,000    Household Finance
               Corporation Senior
               Unsubordinated Notes,
               6.40%, 06-17-2008                                     1,294,656
    400,000    ING Groep NV Notes,
               8.50%, 02-15-2005                                       401,841
    300,000    International Lease Finance
               Corporation Notes,
               5.70%, 07-03-2006                                       310,172
    500,000    J.P. Morgan Chase &
               Company Subordinated
               Notes,
               6.63%, 03-15-2012                                       559,658
  1,550,000    KeyCorp
               Subordinated Notes,
               6.75%, 03-15-2006                                     1,610,610
    700,000    Lehman Brothers
               Holdings, Inc. Notes,
               8.50%, 05-01-2007                                       777,726
    175,000    Lehman Brothers, Inc.
               Senior Subordinated
               Debentures,
               11.63%, 05-15-2005                                      180,215
    600,000    Marsh & McLennan
               Companies, Inc.
               5.38%, 07-15-2014                                       586,238
    600,000    MBNA Corporation Notes,
               6.13%, 03-01-2013                                       643,036
    750,000    Merrill Lynch & Co.,
               Inc. Senior
               Unsubordinated Notes,
               5.00%, 02-03-2014                                       752,686
  1,000,000    Morgan Stanley Dean
               Witter Debentures,
               10.00%, 06-15-2008                                    1,181,954
    300,000    Morgan Stanley
               Unsubordinated Notes,
               6.75%, 04-15-2011                                       336,491
    196,000    National City Bank of
               Kentucky Subordinated
               Notes,
               6.30%, 02-15-2011                                       217,020
    500,000    Nationwide Life Global
               Fund Notes,
               5.35%, 02-15-2007
               (Acquired 02-08-02;
               Cost $499,520)*<F5>                                     517,698
    894,000    PNC Funding Corporation,
               7.50%, 11-01-2009                                     1,018,089
  1,200,000    Protective Life U.S.
               Funding Notes, 5.88%,
               08-15-2006, (Acquired
               08-06-01 and 01-14-04;
               Cost $699,160 and
               $530,742, respectively)*<F5>                          1,246,819
  1,200,000    Rabobank Nederland
               Senior Notes, F<F8>
               2.70%, 03-15-2007,
               (Acquired 02-03-04;
               Cost $1,199,760)*<F5>                                 1,178,310
    546,000    SAFECO Corporation
               Senior Notes,
               7.25%, 09-01-2012                                       623,242
               Santander Central
               Hispano Issuances: F<F8>
    325,000    7.00%, 04-01-2006                                       339,140
    500,000    6.38%, 02-15-2011                                       550,469
    575,000    Sanwa Bank Ltd. NY
               Subordinated Notes,
               7.40%, 06-15-2011                                       659,256
  1,160,000    Transamerica Finance
               Corporation Debentures,^<F7>
               0.00%, 03-01-2010                                       892,723
    350,000    UFJ Finance Aruba AEC, F<F8>
               6.75%, 07-15-2013                                       390,030
               Union Planters Corporation
               Subordinated Notes:
    645,000    6.50%, 03-15-2008,
               (Acquired 05-08-02,
               02-12-03, and 05-08-03;
               Cost $200,548, $75,169,
               and $413,799, respectively)*<F5>                        696,354
    300,000    7.75%, 03-01-2011                                       351,292
    395,000    USF&G Corporation
               Senior Notes,
               7.13%, 06-01-2005                                       400,859
    500,000    Washington Mutual Bank
               FA Subordinated Notes,
               6.88%, 06-15-2011                                       562,675
                                                                  ------------
                                                                    36,633,146
                                                                  ------------

INDUSTRIAL - 17.8%
     84,130    America West Airlines
               Pass Thru Certificates,
               8.54%, 01-02-2006                                        79,837
    810,000    Anthem, Inc.,
               6.80%, 08-01-2012                                       916,982
    375,000    AOL Time Warner, Inc.,
               6.88%, 05-01-2012                                       427,071
    225,000    Auburn Hills
               Trust Debentures,
               12.38%, 05-01-2020                                      352,905
    300,000    Bellsouth Corporation
               4.75%, 11-15-2012                                       301,842
    400,000    British Telecom PLC
               Notes, F<F8>
               8.38%, 12-15-2010                                       480,344
    800,000    Bunge Ltd. Finance
               Corporation Notes,
               5.35%, 04-15-2014                                       818,637
  1,000,000    Clear Channel
               Communications,
               Inc. Notes,
               5.50%, 09-15-2014                                     1,003,863
               Continental Airlines, Inc.
               Pass Thru Certificates:
     29,368    7.42%, 04-01-2007                                        27,620
    291,523    6.54%, 09-15-2008                                       268,740
    300,000    Continental Cablevision
               Debentures,
               9.50%, 08-01-2013                                       324,789
  1,155,000    Cooper Cameron
               Corporation Senior Notes,
               2.65%, 04-15-2007                                     1,124,767
    700,000    Cooper Industries, Inc.,
               5.25%, 07-01-2007                                       725,214
    693,000    CSX Corporation
               Debentures,
               9.00%, 08-15-2006                                       750,542
               Delta Air Lines, Inc.
               Pass Thru Certificates:
     26,000    7.78%, 11-18-2005                                        23,911
    324,000    9.50%, 11-18-2008
               (Acquired 11/24/04,
               Cost $324,000)*<F5>                                     300,510
  1,000,000    Deutsche Telekom
               International Finance BV, F<F8>
               8.50%, 06-15-2010                                     1,191,373
    300,000    Dollar General
               Corporation,
               8.63%, 06-15-2010                                       348,750
    500,000    Fiserv, Inc. Notes,
               4.00%, 04-15-2008                                       501,683
    623,000    Ford Capital BV
               Debentures, F<F8>
               9.50%, 06-01-2010                                       724,528
    300,000    Ford Motor Company
               Debentures,
               9.22%, 09-15-2021                                       345,645
    500,000    General Electric
               Company Notes,
               5.00%, 02-01-2013                                       512,982
               General Motors Acceptance
               Corporation Notes:
    800,000    6.88%, 09-15-2011                                       819,834
  1,025,000    7.75%, 01-19-2010                                     1,100,149
    200,000    6.75%, 12-01-2014                                       200,273
    500,000    General Motors Nova
               Financing, F<F8>
               6.85%, 10-15-2008,                                      521,701
    800,000    Glencore Funding LLC,
               6.00%, 04-15-2014,
               (Acquired 03-31-04;
               Cost $794,280)*<F5>                                     773,982
               Halliburton Company
               Notes:
    425,000    5.63%, 12-01-2008                                       448,677
    325,000    5.50%, 10-15-2010                                       342,315
    650,000    Hanson Australia
               Funding, F<F8>
               5.25%, 03-15-2013                                       662,210
    400,000    Highmark, Inc. Notes,
               6.80%, 08-15-2013,
               (Acquired 08-14-03;
               Cost $399,088)*<F5>                                     436,294
    750,000    Hutchison Whamp
               International Ltd., F<F8>
               6.25%, 01-24-2014,
               (Acquired 11-19-03;
               Cost $749,228)*<F5>                                     789,826
  1,000,000    Ingersoll-Rand Company
               Debentures, F<F8>
               6.39%, 11-15-2027                                     1,138,258
    105,000    International Paper
               Company Notes,
               7.63%, 01-15-2007                                       113,209
    650,000    Laboratory Corporation
               of America Holdings
               Senior Notes,
               5.50%, 02-01-2013                                       673,958
    500,000    Limited Brands, Inc.
               5.25%, 11-01-2014                                       495,421
    350,000    Marathon Oil Corporation,
               6.00%, 07-01-2012                                       379,247
    500,000    Marathon Oil
               Corporation Notes,
               5.38%, 06-01-2007                                       519,935
    900,000    The May Department Stores
               Company Debentures,
               8.85%, 03-01-2006                                       952,494
    175,000    MeadWestvaco
               Corporation Notes,
               2.75%, 12-01-2005                                       174,440
               Northwest Airlines, Inc.:
    500,195    7.25%, 01-02-2012                                       371,745
    239,737    6.26%, 11-20-2021                                       247,008
    375,000    Park Place Entertainment
               Senior Notes,
               7.50%, 09-01-2009                                       417,187
    700,000    PCCW Capital II Ltd., F<F8>
               6.00%, 07-15-2013,
               (Acquired 07-10-03;
               Cost $696,731)*<F5>                                     735,854
    400,000    POSCO Notes, F<F8>
               7.38%, 05-15-2005                                       406,391
               Qwest Capital
               Funding, Inc.:
    350,000    7.00%, 08-03-2009                                       345,625
    100,000    7.25%, 02-15-2011                                        98,000
    500,000    SBC Communications
               Inc. Notes,
               5.63%, 06-15-2016                                       516,525
    650,000    Sealed Air Corporation
               Senior Notes,
               5.38%, 04-15-2008,
               (Acquired 04-09-03;
               Cost $646,490)*<F5>                                     675,357
    252,076    Southwest Airlines
               Company Pass Thru
               Certificates,
               7.67%, 01-02-2014                                       280,364
    875,000    Sprint Capital Corporation,
               6.00%, 01-15-2007                                       915,772
    300,000    TCI Communications, Inc.
               Debentures,
               8.75%, 08-01-2015                                       382,638
  1,360,000    Telecom Italia Capital, F<F8>
               4.95%, 09-30-2014
               (Acquired 11/30/04;
               Cost $1,318,262)*<F5>                                 1,332,445
    200,000    Tele-Communications,
               Inc. Debentures,
               9.80%, 02-01-2012                                       257,799
    425,000    Time Warner, Inc.
               Debentures,
               9.13%, 01-15-2013                                       546,354
               Tyco International
               Group SA: F<F8>
    700,000    6.38%, 02-15-2006                                       723,324
    400,000    6.38%, 10-15-2011                                       441,622
    650,000    6.00%, 11-15-2013                                       708,150
    281,976    Union Pacific Corporation
               Pass Thru Certificates,
               8.66%, 07-02-2011                                       315,635
               United Air Lines, Inc.
               Pass Thru Certificates:
    245,275    7.76%, 10-01-2005, @<F6>, ^<F7>                          19,713
    399,224    6.20%, 09-01-2008                                       363,856
    300,000    10.02%, 03-22-2014, @<F6>, ^<F7>                        115,461
  1,000,000    Viacom Inc.,
               7.70%, 07-30-2010                                     1,170,319
     55,000    Westvaco Corporation Notes,
               8.40%, 06-01-2007                                        60,671
    160,000    Weyerhaeuser Company
               Notes,
               5.95%, 11-01-2008                                       171,338
    500,000    Willamette Industries,
               Inc. Notes,
               6.60%, 06-05-2012                                       563,655
    250,000    Wyeth Notes,
               7.90%, 02-15-2005                                       251,321
    325,000    Yosemite Security Trust I,@<F6>,^<F7>
               8.25%, 11-15-2004
               (Acquired 04-26-01;
               Cost $325,599)*<F5>                                     132,438
                                                                  ------------
                                                                    34,661,325
                                                                  ------------

UTILITIES - 6.5%
    300,000    Baltimore Gas and
               Electric Company Notes,
               5.25%, 12-15-2006                                       309,471
    750,000    Columbia Energy Group
               Notes, Series E,
               7.32%, 11-28-2010                                       774,437
    225,000    Conectiv, Inc. Notes,
               6.73%, 06-01-2006                                       231,590
    800,000    Duke Capital LLC Notes,
               5.67%, 08-15-2014                                       825,481
    300,000    Edison Mission Energy
               Senior Notes,
               9.88%, 04-15-2011                                       355,500
    300,000    Exelon Corporation
               Senior Notes,
               6.75%, 05-01-2011                                       335,587
    400,000    Gulf States Utilities 1st
               Mortgage, Series B,
               6.77%, 08-01-2005                                       408,394
    500,000    Kiowa Power Partners LLC
               4.81%, 12-30-2013
               (Acquired 11/19/04;
               Cost $500,000)*<F5>                                     501,335
    300,000    Korea Electric Power
               Corporation, F<F8>
               6.75%, 08-01-2027                                       327,804
    800,000    MidAmerican Energy
               Holdings Company
               Senior Notes,
               4.63%, 10-01-2007                                       814,343
    325,000    National Rural Utilities
               Cooperative Finance
               Collateral Trust,
               3.88%, 02-15-2008                                       326,296
    925,000    National Rural Utilities
               Cooperative Finance
               Corporation Notes,
               5.75%, 08-28-2009                                       988,669
    650,000    NiSource Finance
               Corporation,
               7.63%, 11-15-2005                                       673,678
    800,000    ONEOK, Inc.
               Senior Notes,
               7.13%, 04-15-2011                                       905,218
    800,000    Pacific Gas and Electric
               Company 1st Mortgage,
               4.80%, 03-01-2014                                       797,197
    300,000    PPL Energy Supply, LLC
               Senior Notes, Series A,
               6.40%, 11-01-2011                                       329,871
    175,000    PSE&G Energy Holdings
               LLC Senior Notes,
               8.50%, 06-15-2011                                       199,719
               PSE&G Power LLC:
    275,000    7.75%, 04-15-2011                                       320,649
    400,000    5.00%, 04-01-2014                                       397,138
    842,888    RGS (I&M) Funding
               Corporation Debentures,
               9.82%, 12-07-2022                                     1,087,283
    350,000    Tristate Gen & Trans Assn,
               6.04%, 01-31-2018                                       369,768
    600,000    Vectren Utility Holdings,
               6.63%, 12-01-2011                                       662,120
    600,000    The Williams Companies,
               Inc. Notes,
               8.13%, 03-15-2012                                       693,000
                                                                  ------------
                                                                    12,634,548
                                                                  ------------

MORTGAGE-BACKED SECURITIES - 10.7%
               Citicorp Mortgage
               Securities, Inc.
  1,835,076    5.50%, 05-25-2015                                     1,852,313
  1,864,487    5.50%, 10-25-2014                                     1,907,973
  1,020,000    Deutsche Mortgage
               Securities, Inc.,
               Series 2004-1, Class 3A3,
               3.69%, 12-25-2033                                     1,013,697
    103,679    Federal Gold Loan Mortgage
               Corporation (FGLMC),
               6.00%, 07-01-2028                                       107,470
               Federal Home Loan Mortgage
               Corporation (FHLMC):
  1,654,640    Series 2695, Class UA,
               5.50%, 09-15-2014                                     1,710,959
     47,505    Series 1094, Class K,
               7.00%, 06-15-2021                                        47,564
     27,342    Series 1101, Class M,
               6.95%, 07-15-2021                                        27,410
    259,026    Series 1136, Class H,
               6.00%, 09-15-2021                                       258,742
     98,227    Series 1280, Class B,
               6.00%, 04-15-2022                                        98,119
    107,508    Series 1395, Class G,
               6.00%, 10-15-2022                                       108,421
  1,350,000    Series 2592, Class PD,
               5.00%, 07-15-2014                                     1,377,704
               Federal Home Loan Mortgage
               Corporation (FHLMC):
    801,887    Series 2531, Class N,
               4.00%, 07-15-2027                                       802,052
               Federal National Mortgage
               Association (FNMA):
  1,500,000    Series 2003-24, Class PC,
               5.00%, 11-25-2015                                     1,528,903
    154,242    Series 1991-137, Class H,
               7.00%, 10-25-2021                                       163,465
    500,000    Series 2003-25, Class PC,
               4.50%, 02-25-2027                                       502,103
    302,020    Series 1992-136, Class PK,
               6.00%, 08-25-2022                                       314,051
    194,428    Series 1993-32, Class H,
               6.00%, 03-25-2023                                       197,817
     67,676    Series 1998-66, Class C,
               6.00%, 12-25-2028                                        70,819
  1,500,000    Series 2002-77, Class QP,
               5.00%, 09-25-2026                                     1,517,313
  1,000,000    Series 2002-73, Class OC,
               5.00%, 04-25-2014                                     1,019,093
    400,000    Series 2002-94, Class BG,
               5.00%, 04-25-2016                                       407,905
  1,500,000    Series 2002-95, Class MD,
               5.00%, 07-25-2026                                     1,517,728
  1,754,246    GMAC Mortgage
               Corporation Loan Trust
               5.50%, 08-25-2014                                     1,789,643
  1,000,000    IMPAC Secured Assets
               Corporation, Series 2004-2,
               Class A3, 5.00%, 08-25-2034                             999,736
               Residential Accredit
               Loans, Inc.:
     40,531    Series 1998-QS2, Class A7,
               7.00%, 02-25-2028                                        40,456
    105,201    Series 1998-QS4, Class AI5,
               7.00%, 03-25-2028                                       105,006
  1,320,697    Salomon Brothers
               Mortgage Securities VII,
               Series 2003-UP2, Class
               A2, 4.00%, 06-25-2033                                 1,316,223
                                                                  ------------
                                                                    20,802,685
                                                                  ------------

INTERNATIONAL (U.S. $ DENOMINATED) - 2.6%
    725,000    Banco Santander Chile SA, F<F8>
               7.00%, 07-18-2007                                       778,939
               Corp. Andina De Fomento
               Notes, F<F8>
    170,000    8.88%, 06-01-2005                                       174,073
    275,000    7.38%, 01-18-2011                                       314,087
    400,000    Korea Development
               Bank Notes, F<F8>
               4.25%, 11-13-2007                                       403,581
    700,000    Landeskreditbank
               Baden-Wuerttemberg
               Subordinated Notes, F<F8>
               6.35%, 04-01-2012                                       784,792
    350,000    National Bank of Hungary
               Debentures, F<F8>
               8.88%, 11-01-2013                                       456,957
               PEMEX Project Funding
               Master Trust:
    275,000    6.13%, 08-15-2008                                       291,500
  1,000,000    9.13%, 10-13-2010                                     1,199,000
    650,000    Westdeutsche Landesbank
               Subordinated Notes, F<F8>
               6.05%, 01-15-2009                                       693,612
                                                                  ------------
                                                                     5,096,541
                                                                  ------------

TAXABLE MUNICIPAL BOND - 1.0%
               Tobacco Settlement
               Financing Corporation:
    445,000    Series 2001-A, Class A,
               5.92%, 06-01-2012                                       443,420
    669,317    Series 2001-A, Class A,
               6.36%, 05-15-2025                                       659,525
  1,046,000    Toll Road Inv Part II, ^<F7>
               0.00%, 02-15-2011,
               (Acquired 09-28-04;
               Cost $782,046)*<F5>                                     771,799
                                                                  ------------
                                                                     1,874,744
                                                                  ------------

U.S. GOVERNMENT AGENCY - 17.3%
 30,000,000    Federal Home Loan
               Mortgage Corporation
               (FHLMC) Notes,
               6.63%, 09-15-2009                                    33,550,230
                                                                  ------------

U.S. TREASURY OBLIGATIONS - 9.5%
               U.S. Treasury Bonds:
    350,000    9.88%, 11-15-2015                                       517,070
  4,300,000    9.25%, 02-15-2016                                     6,138,082
               U.S. Treasury Notes:
  1,850,000    6.13%, 08-15-2007                                     1,985,426
  3,550,000    3.25%, 01-15-2009                                     3,519,214
  5,775,000    6.00%, 08-15-2009                                     6,369,196
                                                                  ------------
                                                                    18,528,988
                                                                  ------------
               Total Long-Term
               Investments
               (Cost $187,715,522)                                 190,323,986
                                                                  ------------

  Shares
  ------
SHORT-TERM INVESTMENTS - 3.8%

MONEY MARKET FUND - 3.8%
  1,652,723    Investment Company
               Cash Reserve Portfolio -
               AIM Fund                                              1,652,723
  5,764,708    SEI Daily Income Trust
               Government Fund                                       5,764,708
                                                                  ------------
               Total Short-Term
               Investments
               (Cost $7,417,431)                                     7,417,431
                                                                  ------------
               Total Investments
               (Cost $195,132,953)
               101.6%                                              197,741,417
                                                                  ------------
               Liabilities in Excess of
               Other Assets - (1.6)%                                (3,165,390)
                                                                  ------------
               TOTAL NET
               ASSETS  100.0%                                     $194,576,027
                                                                  ------------
                                                                  ------------

*<F5>  Unregistered security
@<F6>  Security in default
^<F7>  Non-income producing security
F<F8>  Foreign

                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
DECEMBER 31, 2004

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The Baird Aggregate Bond Fund generated strong relative returns in 2004 when compared to its benchmark. The strong relative performance came primarily from three sources: 1) overall portfolio structure (under-weight 2-year, 7 to 10-year and 30-year maturities, over-weight 4 to 5-year, 12-year and 20-year maturities) which benefited from flattening in the yield curve; 2) strong performance of specific individual corporate issues; and 3) significantly greater exposure to asset-backed securities than the Fund's benchmark. An over-weighting of BBB-rated corporate bonds and an under-weighting of U.S. Treasuries versus the Fund's benchmark also contributed positively to the Fund's performance in 2004. An under-weighting of mortgage pass-through securities versus the Fund's benchmark detracted from the Fund's performance. The Fund maintained its duration neutral strategy, holding a broadly diversified portfolio of over 220 securities at year end.

The Fund ended 2004 with a yield advantage versus its benchmark, the Lehman Brothers Aggregate Bond Index. This yield advantage, combined with exposure to specific sectors which we believe have superior total return potential (asset-backed securities and government agency issues), enhance the Fund's prospects of continuing to add value over its benchmark in the coming year. A December 31, 2004 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    U.S. Treasury                        14%
                    U.S. Gov't Agency                    29%
                    Aaa                                  27%
                    Aa                                    2%
                    A                                     9%
                    Baa                                  16%
                    Below Baa                             3%

                               SECTOR WEIGHTINGS

                    U.S. Treasury                        14%
                    U.S. Gov't Agency                     3%
                    Mortgage/CMOs                        29%
                    Int'l                                 1%
                    Asset-Backed                         19%
                    Industrials                          12%
                    Utility                               6%
                    Finance/Bank/Broker                  12%
                    Cash                                  3%
                    Municipal                             1%

NET ASSETS:                                     $116,091,720
SEC 30-DAY YIELD:*<F9>
Institutional Class:                                   4.40%
Investor Class:                                        4.15%
AVERAGE DURATION:                                 4.34 years
AVERAGE MATURITY:                                 7.38 years

PORTFOLIO EXPENSE RATIO:
Institutional Class:                                   0.30%
Investor Class:                                        0.55%**<F10>
PORTFOLIO TURNOVER RATIO:                              72.6%
TOTAL NUMBER OF HOLDINGS:                                227

  *<F9> SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2004.
**<F10>    Includes 0.25% 12b-1 fee.

                BAIRD AGGREGATE BOND FUND - INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

                     Baird Aggregate Bond Fund -          Lehman Brothers
      Date            Institutional Class Shares        Aggregate Bond Index
      ----            --------------------------        --------------------
    9/29/2000                  $250,000                       $250,000
   12/31/2000                  $264,448                       $260,514
    6/30/2001                  $275,084                       $269,936
   12/31/2001                  $286,461                       $282,512
    6/30/2002                  $295,106                       $293,222
   12/31/2002                  $310,239                       $311,484
    6/30/2003                  $328,053                       $323,719
   12/31/2003                  $332,520                       $324,268
    6/30/2004                  $333,936                       $324,755
   12/31/2004                  $350,108                       $338,336

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                   BAIRD AGGREGATE BOND FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

                     Baird Aggregate Bond Fund -          Lehman Brothers
      Date              Investor Class Shares           Aggregate Bond Index
      ----              ---------------------           -------------------
    9/29/2000                  $10,000                        $10,000
   12/31/2000                  $10,577                        $10,421
    6/30/2001                  $10,985                        $10,797
   12/31/2001                  $11,420                        $11,300
    6/30/2002                  $11,748                        $11,729
   12/31/2002                  $12,343                        $12,459
    6/30/2003                  $13,031                        $12,949
   12/31/2003                  $13,200                        $12,971
    6/30/2004                  $13,269                        $12,990
   12/31/2004                  $13,885                        $13,533

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

For the Period Ended December 31, 2004        ONE YEAR  SINCE INCEPTION(1)<F11>
--------------------------------------        --------  -----------------------
Baird Aggregate Bond Fund -
  Institutional Class Shares                   5.30%             8.24%
Baird Aggregate Bond Fund -
  Investor Class Shares                        5.20%             8.02%
Lehman Brothers Aggregate Bond Index(2)<F12>   4.34%             7.38%

(1)<F11> For the period September 29, 2000 (commencement of operations) to December 31, 2004.
(2)<F12> The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD AGGREGATE BOND FUND

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2004

 Principal
  Amount                                                              Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 95.8%

ASSET-BACKED SECURITIES - 18.7%
 $  225,000    Advanta Business Card
               Master Trust,
               Series 2003-B, Class A,
               2.76%, 12-22-2008                                  $    225,493
    166,259    Advanta Mortgage
               Loan Trust,
               Series 1999-2, Class A6,
               6.82%, 05-25-2029                                       170,839
    517,344    American General
               Mortgage Loan Trust,
               Series 2003-1, Class A2,
               2.54%, 04-25-2033                                       515,816
    574,679    Banc One Home
               Equity Trust,
               Series 1999-2, Class A7,
               7.18%, 06-25-2029                                       595,322
    776,209    Bear Stearns Asset
               Backed Securities Trust,
               Series 2003-AC1, Class A1,
               4.10%, 05-25-2033                                       775,474
  2,300,000    Chase Credit Card
               Master Trust
               2.51%, 02-15-2011                                     2,305,900
               Citifinancial Mortgage
               Securities, Inc.:
    225,000    Series 2003-2, Class AF2,
               2.13%, 05-25-2033                                       223,263
    500,000    Series 2003-2, Class AF3,
               3.04%, 05-25-2033                                       496,042
               Contimortgage Home
               Equity Loan Trust:
    445,647    Series 1999-1, Class A7,
               6.47%, 12-25-2013                                       455,734
     26,974    Series 1997-2, Class A9,
               7.09%, 04-15-2028                                        27,701
     20,558    Series 1997-3, Class A9,
               7.12%, 08-15-2028                                        20,816
    242,321    Series 1999-3, Class A8,
               2.46%, 05-25-2029                                       242,940
    600,000    Daimler Chrysler Master
               Owner Trust,
               Series 2004-A, Class A,
               2.43%, 01-15-2009                                       600,303
    231,000    Delta Funding Home
               Equity Loan Trust:
               9.50%, 11-18-2008
               (Acquired 11/24/04;
               Cost $231,000)*<F13>                                    214,252
    121,609    Equivantage Home
               Equity Loan Trust,
               Series 1996-3, Class A3,
               7.70%, 09-25-2027                                       121,412
               GE Capital Mortgage
               Services, Inc.:
     45,006    Series 1997-HE3, Class A6,
               6.72%, 10-25-2027                                        44,940
    101,190    Series 1997-HE4, Class A7,
               6.74%, 12-25-2028                                       101,026
    405,166    Series 1999-HE1, Class A7,
               6.27%, 04-25-2029                                       415,992
               Green Tree Financial
               Corporation:
    313,383    Series 1993-3, Class A7,
               6.40%, 10-15-2018                                       322,924
    107,529    Series 1993-4, Class A5,
               7.05%, 01-15-2019                                       111,445
     23,928    Series 1995-4, Class A5,
               6.95%, 06-15-2025                                        24,655
      8,261    Series 1997-1, Class A5,
               6.86%, 03-15-2028                                         8,827
    351,824    Series 1997-6, Class A8,
               7.07%, 01-15-2029                                       373,797
    400,130    Series 1998-4, Class A5,
               6.18%, 04-01-2030                                       415,804
     32,613    IMC Home Equity
               Loan Trust,
               Series 1997-5, Class A10,
               6.88%, 11-20-2028                                        32,562
               MBNA Credit Card
               Master Note Trust,
    400,000    Series 2003-A3, Class A3,
               2.52%, 08-16-2010                                       401,125
  2,050,000    Series 2003-A9, Class A9,
               2.53%, 02-15-2011                                     2,056,622
  1,250,000    New Century Home
               Equity Loan Trust,
               Series 2003-5, Class AI3,
               3.56%, 11-25-2033                                     1,248,884
    220,065    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11-15-2017                                       197,252
    750,000    RAAC Series,
               Series 2004-SP1, Class AI2,
               4.38%, 01-25-2022                                       750,640
               Residential Asset
               Mortgage Products, Inc.:
  1,000,000    Series 2004-RS1, Class
               AI3, 3.41%, 06-25-2028                                  997,072
  1,150,000    Series 2003-RS11, Class
               AI3, 3.56%, 08-25-2028                                1,147,930
  1,000,000    Series 2003-RS5, Class
               AI3, 2.59%, 10-25-2028                                  995,474
    250,000    Series 2004-RS3, Class
               AI2, 3.05%, 06-25-2029                                  246,802
  1,035,000    Series 2003-RS7, Class
               AI6, 5.34%, 08-25-2033                                1,055,474
               Residential Asset Securities
               Corporation:
  1,000,000    Series 2004-KS7, Class
               AI2, 3.51%, 05-25-2024                                  995,631
  1,250,000    Series 2004-KS2, Class
               AI3, 3.02%, 08-25-2029                                1,228,132
     40,235    Series 1998-KS2, Class
               AI9, 6.42%, 07-25-2029                                   40,281
    249,412    Series 1998-KS3, Class
               AI7, 5.98%, 10-25-2029                                  252,151
    242,505    Series 1999-KS1, Class
               AI8, 6.32%, 04-25-2030                                  245,819
    562,778    Series 1999-KS2, Class
               AI9, 7.15%, 07-25-2030                                  571,036
    250,000    Series 2003-KS5, Class
               AI6, 3.62%, 07-25-2033                                  238,617
    161,507    Salomon Brothers
               Mortgage Securities VII,
               Series 1997-LB6, Class
               A6, 6.82%, 12-25-2027                                   162,398
     50,738    Saxon Asset Securities Trust,
               Series 1999-2, Class AF6,
               6.42%, 03-25-2014                                        50,656
                                                                  ------------
                                                                    21,725,275
                                                                  ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
               GE Capital Commercial
               Mortgage Corporation:
  1,025,000    Series 2002-3A, Class A2,
               5.00%, 12-10-2037                                     1,054,092
    250,000    GMAC Commercial
               Mortgage Securities, Inc.,
               Series 2003-C1, Class A2,
               4.08%, 05-10-2036                                       240,932
    550,000    Mach One Trust,
               Series 2004-1A, Class A2,
               4.78%, 05-28-2040                                       560,078
                                                                  ------------
                                                                     1,855,102
                                                                  ------------

FINANCIAL - 12.4%
    300,000    Allfirst Financial, Inc.
               Subordinated Notes,
               7.20%, 07-01-2007                                       325,999
     50,000    American General Finance
               Corporation Senior Notes,
               8.45%, 10-15-2009                                        58,571
    200,000    AmSouth Bancorporation
               Subordinated Debentures,
               6.75%, 11-01-2025                                       223,451
    275,000    AMVESCAP PLC, F<F16>
               5.38%, 02-27-2013                                       277,453
    275,000    Bank of America
               Corporation Subordinated
               Notes,
               10.20%, 07-15-2015                                      375,997
    400,000    Bank of Oklahoma
               Subordinated Notes,
               7.13%, 08-15-2007                                       433,435
    219,000    Bank One Corporation
               Subordinated Notes,
               10.00%, 08-15-2010                                      276,422
    350,000    BSCH Issuances, Ltd., F<F16>
               7.63%, 09-14-2010                                       407,889
               CIT Group, Inc.
               Senior Notes:
    300,000    7.75%, 04-02-2012                                       355,111
    959,609    Citicorp Mortgage
               Securities, Inc.
               5.25%, 05-25-2034                                       975,735
    590,000    Citigroup Inc.
               Subordinated Notes,
               5.00%, 09-15-2014
               (Acquired 09-16-04;
               Cost $574,852)*<F13>                                    592,846
               Countrywide Home
               Loans, Inc.,
    175,000    5.63%, 07-15-2009                                       185,381
  1,500,000    4.61%, 01-25-2008                                     1,496,719
    375,000    Credit Suisse Finance
               Broker USA, Inc. Notes,
               6.13%, 11-15-2011                                       408,928
    900,000    Dime Capital Trust,
               9.33%, 05-06-2027                                     1,021,032
    175,000    Dresdner Bank - New York
               Subordinated Debentures, F<F16>
               7.25%, 09-15-2015                                       204,585
     74,197    First National Bank Chicago
               Pass Thru Certificates,
               8.08%, 01-05-2018                                        88,987
    675,000    First National Bank Omaha
               Subordinated Notes,
               7.32%, 12-01-2010                                       713,603
    460,000    First Union Capital,
               7.94%, 01-15-2027                                       514,963
    250,000    FMR Corporation Notes,
               4.75%, 03-01-2013,
               (Acquired 02-26-03;
               Cost $250,667)*<F13>                                    249,431
    150,000    The Goldman Sachs
               Group, Inc. Notes:
               6.60%, 01-15-2012                                       167,406
    200,000    Health Care Service
               Corporation Notes,
               7.75%, 06-15-2011
               (Acquired 06-20-01;
               Cost $199,106)*<F13>                                    234,000
               KeyCorp Institution:
    300,000    7.83%, 12-01-2026                                       324,905
    400,000    8.25%, 12-15-2026                                       440,112
    565,000    Liberty Mutual Notes,
               7.70%, 10-15-2097,
               (Acquired 03-26-03;
               Cost $361,573)*<F13>                                    591,544
    300,000    Marsh & McLennan
               Companies, Inc.
               5.38%, 07-15-2014                                       293,119
    400,000    Morgan Stanley
               Subordinated Notes,
               4.75%, 04-01-2014                                       389,763
    200,000    New York Life Insurance
               Company Notes,
               5.88%, 05-15-2033,
               (Acquired 05-05-03;
               Cost $198,048)*<F13>                                    206,928
    275,000    Sanwa Bank Ltd. NY
               Subordinated Notes,
               7.40%, 06-15-2011                                       315,296
    500,000    SLM Corporation Notes,
               5.63%, 08-01-2033                                       494,603
    200,000    Transamerica Capital II,
               7.65%, 12-01-2026,
               (Acquired 10-21-03;
               Cost $216,762)*<F13>                                    224,779
    600,000    Transamerica Finance
               Corporation Debentures, ^<F15>
               0.00%, 03-01-2010                                       461,753
    225,000    UFJ Finance Aruba AEC, F<F16>
               6.75%, 07-15-2013                                       250,733
    350,000    Union Planters Corporation
               Subordinated Notes,
               7.75%, 03-01-2011                                       409,841
     50,000    USF&G Corporation
               Senior Notes,
               7.13%, 06-01-2005                                        50,742
    150,000    Washington Mutual
               Capital I,
               8.38%, 06-01-2027                                       166,325
    200,000    Washington Mutual, Inc.
               Subordinated Notes,
               8.25%, 04-01-2010                                       233,987
                                                                  ------------
                                                                    14,442,374
                                                                  ------------

INDUSTRIAL - 11.7%
               AOL Time Warner, Inc.:
    400,000    7.63%, 04-15-2031                                       483,904
    175,000    7.70%, 05-01-2032                                       214,046
    250,000    AT&T Wireless Services,
               Inc. Senior Notes,
               8.75%, 03-01-231                                        337,078
    450,000    British Telecom PLC, F<F16>
               8.88%, 12-15-2030                                       602,559
    500,000    Bunge Ltd. Finance
               Corporation Notes,
               5.35%, 04-15-2014                                       511,648
    500,000    ConAgra Foods, Inc.
               Subordinated Notes,
               9.75%, 03-01-2021                                       704,558
               Continental Airlines, Inc.
               Pass Thru Certificates:
    103,669    6.80%, 07-02-2007                                        94,389
    227,753    6.54%, 09-15-2008                                       209,953
    176,464    8.31%, 04-02-2011                                       135,857
    512,169    6.90%, 01-02-2018                                       513,418
  1,200,000    Continental Cablevision
               Debentures,
               9.50%, 08-01-2013                                     1,299,157
     19,000    Delta Air Lines, Inc.
               Pass Thru Certificates,
               7.78%, 11-18-2005                                        17,473
    250,000    Deutsche Telekom
               International Finance BV, F<F16>
               8.75%, 06-15-2030                                       330,114
     18,309    Duty Free Promissory Note,
               0.00%, 11-10-2013
               (Acquired 11-10-03;
               Cost $6,408)*<F13>,**<F14>,^<F15>                         6,408
    164,232    FedEx Corp.
               Pass Thru Certificates,
               6.85%, 01-15-2019                                       181,476
    475,000    Ford Capital BV
               Debentures, F<F16>
               9.50%, 06-01-2010                                       552,409
    403,000    Ford Motor Company
               Debentures,
               9.22%, 09-15-2021                                       464,316
               General Motors Acceptance
               Corporation Notes,
    100,000    7.25%, 03-02-2011                                       104,696
    150,000    6.75%, 12-01-2014                                       150,205
    500,000    Glencore Funding LLC,
               6.00%, 04-15-2014,
               (Acquired 03-31-04;
               Cost $496,425)*<F13>                                    483,739
    350,000    Halliburton
               Company Notes,
               5.50%, 10-15-2010                                       368,647
    100,000    Hanson Australia
               Funding, F<F16>
               5.25%, 03-15-2013                                       101,878
    350,000    The Hertz Corporation
               Senior Notes,
               8.25%, 06-01-2005                                       356,066
    275,000    Highmark, Inc. Notes,
               6.80%, 08-15-2013,
               (Acquired 08-14-03;
               Cost $274,373)*<F13>                                    299,952
    350,000    Hutchison Whamp
               International Ltd., F<F16>
               6.25%, 01-24-2014,
               (Acquired 06-02-04;
               Cost $334,266)*<F13>                                    368,585
    100,000    Marathon Oil Corporation,
               6.00%, 07-01-2012                                       108,356
    536,250    The May Department
               Stores Company Debentures,
               9.75%, 02-15-2021                                       686,963
               Northwest Airlines, Inc.:
    446,603    7.25%, 07-02-2014                                       331,915
    178,538    Series 2000-1, Class G,
               8.07%, 04-01-2021                                       196,249
     32,179    Northwest Airlines, Inc.
               Pass Thru Certificates,
               8.13%, 02-01-2014                                        20,951
    275,000    Park Place Entertainment
               Senior Notes,
               7.50%, 09-01-2009                                       305,938
    400,000    PCCW Capital II Ltd., F<F16>
               6.00%, 07-15-2013,
               (Acquired 07-10-03;
               Cost $398,132)*<F13>                                    420,488
               Qwest Capital
               Funding, Inc.:
    300,000    7.00%, 08-03-2009                                       296,250
    200,000    7.25%, 02-15-2011                                       196,000
    250,000    Sealed Air Corporation
               Senior Notes,
               5.38%, 04-15-2008,
               (Acquired 04-09-03;
               Cost $248,650)*<F13>                                    259,753
               Sprint Capital Corporation,
    125,000    7.63%, 01-30-2011                                       145,130
    200,000    8.75%, 03-15-2032                                       266,462
    320,000    Tenneco Packaging
               Debentures,
               7.95%, 12-15-2025                                       393,590
               Tyco International
               Group SA: F<F16>
    175,000    6.38%, 10-15-2011                                       193,210
    300,000    6.00%, 11-15-2013                                       326,838
               United Air Lines, Inc.
               Pass Thru Certificates:
    269,803    7.76%, 10-01-2005, @<F71>                                21,684
    119,767    6.20%, 09-01-2008                                       109,157
    268,051    U.S. Airways Pass Thru
               Certificates,
               6.85%, 01-30-2018                                       259,416
    195,000    The Walt Disney
               Company Notes,
               5.62%, 12-01-2008                                       198,543
                                                                  ------------
                                                                    13,629,424
                                                                  ------------

UTILITIES - 5.6%
    750,000    Calenergy Co., Inc.
               Senior Notes,
               7.63%, 10-15-2007                                       821,333
    200,000    Duke Capital LLC Notes,
               5.67%, 08-15-2014                                       206,370
    250,000    Edison Mission Energy
               Senior Notes,
               9.88%, 04-15-2011                                       296,250
    300,000    Exelon Corporation
               Senior Notes,
               6.75%, 05-01-2011                                       335,587
    300,000    Kiowa Power Partners, LLC
               4.81%, 12-30-2013, (Acquired
               11/19/04; Cost $300,000)*<F13>                          300,801
               Korea Electric Power
               Corporation: F<F16>
    100,000    7.75%, 04-01-2013                                       118,917
    365,000    6.75%, 08-01-2027                                       398,828
    325,000    ONOEK, Inc.
               Senior Notes,
               7.13%, 04-15-2011                                       367,745
    300,000    PPL Energy Supply LLC
               Senior Notes,
               6.40%, 11-01-2011                                       329,871
    175,000    PSE&G Energy Holdings
               LLC Senior Notes,
               8.50%, 06-15-2011                                       199,719
               PSE&G Power LLC:
    250,000    7.75%, 04-15-2011                                       291,499
    350,000    5.00%, 04-01-2014                                       347,496
    545,398    RGS (I&M) Funding
               Corporation Debentures,
               9.82%, 12-07-2022                                       703,536
    200,000    Tristate Gen & Trans Assn,
               6.04%, 01-31-2018                                       211,296
    300,000    Utilicorp United, Inc.
               Senior Notes,
               7.63%, 11-15-2009                                       313,500
    500,000    Vectren Utility Holdings,
               6.63%, 12-01-2011                                       551,767
    550,000    The Williams
               Companies, Inc. Notes,
               8.13%, 03-15-2012                                       635,250
                                                                  ------------
                                                                     6,429,765
                                                                  ------------

    200,000    Deutsche Mortgage
               Securities, Inc.,
               Series 2004-1, Class 3A3,
               3.69%, 12-25-2033                                       198,764
               Federal Gold Loan Mortgage
               Corporation (FGLMC):
    120,551    7.00%, 07-01-2028                                       127,945
    338,717    6.50%, 04-01-2029                                       355,939
               Federal Home Loan Mortgage
               Corporation (FHLMC):
    973,501    5.50%, 11-01-2022                                       996,625
    394,239    6.00%, 05-01-2017                                       412,951
    587,423    6.50%, 07-01-2014                                       622,617
    459,622    Series 2695, Class UA,
               5.5%, 09-15-2014                                        475,266
     66,350    Series 1081, Class K,
               7.00%, 05-15-2021                                        66,535
    116,640    Series 1101, Class M,
               6.95%, 07-15-2021                                       116,931
    103,059    Series 188, Class H,
               7.00%, 09-15-2021                                       103,085
    208,231    Series 1286, Class A,
               6.00%, 05-15-2022                                       208,002
     99,752    Series 1074, Class I,
               6.75%, 05-15-2021                                        99,641
    466,768    Series 206, Class E,
               0.00%, 07-15-2019                                       465,183
    137,566    Series 2141, Class N,
               5.55%, 11-15-2027                                       139,480
  1,150,000    Series 2539, Class QB,
               5.00%, 09-15-2015                                     1,174,853
    360,849    Series 2531, Class N,
               4.00%, 07-15-2027                                       360,923
    250,000    Series 2533, Class PC,
               5.00%, 10-15-2017                                       253,436
    933,659    Series 2857, Class VA,
               5.00%, 09-15-2015                                       950,817
    575,000    Series 2664, Class LG,
               5.50%, 07-15-2028                                       591,750
               Federal National Mortgage
               Association (FNMA):
    937,335    5.50%, 12-01-2016                                       970,280
    710,033    5.00%, 06-01-2018                                       722,539
    794,287    5.00%, 10-01-2017                                       807,992
    882,319    5.00%, 11-01-2017                                       897,542
  1,362,743    5.00%, 12-01-2017                                     1,386,256
    965,856    5.00%, 10-01-2018                                       982,239
    219,608    5.00%, 10-01-2023                                       220,701
    289,655    6.50%, 02-01-2029                                       304,380
    406,875    5.50%, 01-01-2032                                       413,915
    796,545    5.00%, 11-01-2033                                       791,873
  1,000,000    Series 2002-73, Class OC,
               5.00%, 04-25-2014                                     1,019,093
  1,175,000    Series 2002-82, Class XC,
               5.00%, 05-25-2014                                     1,198,612
    350,000    Series 2003-4, Class PC,
               5.00%, 12-25-2014                                       356,920
    700,745    Series 2002-70, Class PL,
               5.00%, 04-25-2015                                       707,151
  1,000,000    Series 2003-27, Class OJ,
               5.00%, 07-25-2015                                     1,017,977
  1,150,000    Series 2002-94, Class MC,
               5.00%, 08-25-2015                                     1,174,063
    500,000    Series 2003-24, Class PC,
               5.00%, 11-25-2015                                       509,634
  1,000,000    Series 2003-18, Class GB,
               5.00%, 03-25-2016                                     1,019,432
    191,217    Series 2002-56, Class MC,
               5.50%, 09-25-2017                                       196,862
    120,280    Series 1989-37, Class G,
               8.00%, 07-25-2019                                       129,058
    158,195    Series 1989-94, Class G,
               7.50%, 12-25-2019                                       168,909
     16,079    Series 1990-58, Class J,
               7.00%, 05-25-2020                                        17,030
    197,989    Series 1990-105, Class J,
               6.50%, 09-25-2020                                       208,022
     76,594    Series 1990-108, Class G,
               7.00%, 09-25-2020                                        79,841
     59,782    Series 1991-1, Class G,
               7.00%, 01-25-2021                                        62,194
    177,750    Series 1991-86, Class Z,
               6.50%, 07-25-2021                                       186,556
    606,399    Series 2003-28, Class KA,
               4.25%, 03-25-2022                                       595,128
     74,793    Series G92-30, Class Z,
               7.00%, 06-25-2022                                        78,051
    128,787    Series 1992-150, Class MA,
               5.50%, 09-25-2022                                       132,799
    227,389    Series 1993-58, Class H,
               5.50%, 04-25-2023                                       234,223
  1,125,000    Series 2003-17, Class QR,
               4.50%, 11-25-2025                                     1,127,333
  1,250,000    Series 2003-31, Class KG,
               4.50%, 12-25-2028                                     1,268,280
    280,855    Series 1998-66, Class C,
               6.00%, 12-25-2028                                       293,901
    237,797    Series 2003-44, Class AB,
               3.75%, 05-25-2033                                       235,329
    179,742    6.50%, 08-15-2027                                       189,917
    142,402    6.00%, 12-20-2028                                       147,935
    345,791    6.50%, 06-15-2029                                       364,595
    141,349    7.00%, 11-15-2029                                       150,355
  1,162,179    6.00%, 11-20-2033                                     1,203,816
    561,441    Series 2001-61, Class EA,
               6.00%, 09-16-2028                                       565,558
    228,364    IMPAC CMB Trust,
               Series 2004-4, Class 2A2,
               5.25%, 09-25-2034                                       228,297
               Residential Accredit
               Loans, Inc.:
     10,100    Series 1997-QS8, Class A10,
               7.50%, 08-25-2027                                        10,081
     36,030    Series 1997-QS9, Class A8,
               7.25%, 09-25-2027                                        35,963
    105,201    Series 1998-QS4, Class AI5,
               7.00%, 03-25-2028                                       105,006
    800,000    Residential Funding
               Mortgage Security I,
               Series 2003-S11, Class A2,
               4.00%, 06-25-2018                                       752,586
    440,232    Salomon Brothers
               Mortgage Securities VII,
               Series 2003-UP2, Class A2,
               4.00%, 06-25-2033                                       438,741
    125,000    Structured Asset
               Securities Corporation,
               Series 2004-16XS, Class A2,
               4.91%, 08-25-2034                                       125,477
                                                                  ------------
                                                                    31,553,185
                                                                  ------------

INTERNATIONAL (U.S. $ DENOMINATED) - 1.5%
               Corp. Andina De Fomento
               Notes: F<F16>
    100,000    8.88%, 06-01-2005                                       102,396
     50,000    7.38%, 01-18-2011                                        57,107
    125,000    Hydro-Quebec, F<F16>
               11.75%, 02-01-2012                                      180,132
    175,000    Landesbank
               Baden-Wurttemberg
               Subordinated Notes, F<F16>
               6.35%, 04-01-2012                                       196,198
    110,000    National Bank of Hungary
               Debentures, F<F16>
               8.88%, 11-01-2013                                       143,615
               PEMEX Project Funding
               Master Trust:
     75,000    6.13%, 08-15-2008                                        79,500
    450,000    9.13%, 10-13-2010                                       539,550
               United Mexican States
               Notes, F<F16>
    150,000    9.88%, 02-01-2010                                       184,350
    225,000    7.50%, 04-08-2033                                       243,000
                                                                  ------------
                                                                     1,725,848
                                                                  ------------

TAXABLE MUNICIPAL BOND - 0.5%
               Tobacco Settlement
               Financing Corporation:
    230,000    Series 2001-A, Class A,
               5.92%, 06-01-2012                                       229,184
    304,539    Series 2001-A, Class A,
               6.36%, 05-15-2025                                       300,084
                                                                  ------------
                                                                       529,268
                                                                  ------------

U.S. GOVERNMENT AGENCY - 2.8%
  2,925,000    Federal Home Loan
               Mortgage Corporation
               (FHLMC) Notes,
               6.63%, 09-15-2009                                     3,271,147
                                                                  ------------

U.S. TREASURY OBLIGATIONS - 13.8%
               U.S. Treasury Bonds:
 $5,925,000    9.25%, 02-15-2016                                     8,457,706
  5,800,000    6.25%, 08-15-2023                                     6,790,304
    700,000    U.S. Treasury Note,
               6.00%, 08-15-2009                                       772,024
                                                                  ------------
                                                                    16,020,034
                                                                  ------------
               Total Long-Term
               Investments
               (Cost $108,762,988)                                 111,181,422
                                                                  ------------

  Shares
  ------

SHORT-TERM INVESTMENTS - 3.2%

MONEY MARKET FUND - 3.2%
  3,685,524    Investment Company
               Cash Reserve Portfolio -
               AIM Fund                                              3,685,524
     10,003    SEI Daily Income Trust
               Government Fund                                          10,003
                                                                  ------------
                                                                     3,695,527
                                                                  ------------
               Total Short-Term
               Investments
               (Cost $3,695,527)                                     3,695,527
                                                                  ------------
               Total Investments
               (Cost $112,458,515)
               99.0%                                               114,876,949
                                                                  ------------
               Other Assets, less
               Liabilities  1.0%                                     1,214,771
                                                                  ------------
               TOTAL NET
               ASSETS  100.0%                                     $116,091,720
                                                                  ------------
                                                                  ------------

 @<F71>   Security in default
 *<F13>   Unregistered security
**<F14>   Fair valued security
 ^<F15>   Non-income producing security
 F<F16>   Foreign

                     See notes to the financial statements

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
DECEMBER 31, 2004

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Intermediate Municipal Bond Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

The Baird Intermediate Municipal Bond Fund generated solid nominal investment returns in 2004. The Fund's limited exposure to issues shorter than five years in maturity helped the Fund's relative performance while the Fund's limited exposure to issues longer than ten years in maturity detracted from relative performance. The Fund's focus on high quality, prerefunded issues detracted from performance somewhat as lower quality issues generated higher returns.
With interest rates near historic lows and yield spreads on lower quality issues relatively tight by historical standards, we continue to emphasize high quality, intermediate holdings in the Baird Intermediate Municipal Bond Fund. A December 31, 2004 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    Aaa                                  94%
                    Aa                                    5%
                    Baa                                   1%


                               SECTOR WEIGHTINGS

                    Pre-refunded ETM                     72%
                    Insured                              17%
                    General Obligation                    5%
                    Cash                                  5%
                    Revenue                               1%

NET ASSETS:                                      $41,500,977
SEC 30-DAY YIELD:*<F17>
Institutional Class:                                   3.37%
Investor Class:                                        3.13%
AVERAGE DURATION:                                 5.34 years
AVERAGE MATURITY:                                 6.41 years

PORTFOLIO EXPENSE RATIO:
Institutional Class:                                   0.30%
Investor Class:                                        0.55%**<F18>
PORTFOLIO TURNOVER RATIO:                               4.2%
TOTAL NUMBER OF HOLDINGS:                                 41

 *<F17> SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2004.
**<F18>   Includes 0.25% 12b-1 fee.

                    BAIRD INTERMEDIATE MUNICIPAL BOND FUND -
                              INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

                          Baird Intermediate              Lehman Brothers
                        Municipal Bond Fund -             10-Year General
      Date            Institutional Class Shares       Obligation Bond Index
      ----            --------------------------       ---------------------
    3/30/2001                  $250,000                       $250,000
    6/30/2001                  $255,511                       $250,675
   12/31/2001                  $262,544                       $255,106
    6/30/2002                  $275,570                       $268,754
   12/31/2002                  $290,693                       $281,322
    6/30/2003                  $302,139                       $294,597
   12/31/2003                  $304,973                       $297,785
    6/30/2004                  $300,175                       $296,147
   12/31/2004                  $313,163                       $311,064

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (3/30/01) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                    BAIRD INTERMEDIATE MUNICIPAL BOND FUND -
                                 INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

                          Baird Intermediate              Lehman Brothers
                        Municipal Bond Fund -             10-Year General
      Date              Investor Class Shares          Obligation Bond Index
      ----              ---------------------          ---------------------
    3/30/2001                  $10,000                        $10,000
    6/30/2001                  $10,217                        $10,027
   12/31/2001                  $10,474                        $10,204
    6/30/2002                  $10,980                        $10,750
   12/31/2002                  $11,569                        $11,253
    6/30/2003                  $12,007                        $11,784
   12/31/2003                  $12,111                        $11,912
    6/30/2004                  $11,911                        $11,846
   12/31/2004                  $12,402                        $12,443

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (3/30/01) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

For the Period Ended December 31, 2004      ONE YEAR    SINCE INCEPTION(1)<F19>
--------------------------------------      --------    -----------------------
Baird Intermediate Municipal Bond Fund -
  Institutional Class Shares                  2.69%              6.18%
Baird Intermediate Municipal Bond Fund -
  Investor Class Shares                       2.40%              5.90%
Lehman Brothers 10-Year General
  Obligation Bond Index(2)<F20>               4.46%              6.00%

(1)<F19> For the period March 30, 2001 (commencement of operations) to December 31, 2004.
(2)<F20> The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. The index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2004

 Principal
  Amount                                                              Value
 ---------                                                            -----

MUNICIPAL BONDS - 93.7%

ALABAMA - 1.2%
 $  460,000    Mobile Alabama, ETM
               6.20%, 02-15-2007                                   $   492,315
                                                                   -----------

CALIFORNIA - 2.6%
    500,000    Golden State Tobacco
               Securitization Corporation,
               6.25%, 06-01-2033                                       500,635
    450,000    Santa Rosa California
               Hospital Revenue, ETM
               10.30%, 03-01-2011                                      561,308
                                                                   -----------
                                                                     1,061,943
                                                                   -----------

COLORADO - 0.3%
    120,000    Colorado Springs Colorado
               Utilities Revenue, ETM
               5.80%, 11-15-2010                                       132,371
                                                                   -----------

DELAWARE - 4.3%
  1,500,000    Delaware State Economic
               Development Authority
               Revenue, ETM
               6.75%, 01-01-2013                                     1,796,550
                                                                   -----------

FLORIDA - 2.0%
    300,000    Jacksonville Florida Health
               Facility Authority Hospital
               Revenue, ETM
               11.50%, 10-01-2012                                      464,364
    325,000    Orange County Florida
               Health Revenue, ETM
               8.75%, 10-01-2009                                       377,205
                                                                   -----------
                                                                       841,569
                                                                   -----------

GEORGIA - 2.8%
    925,000    Fulton County Georgia
               Hospital Authority
               Revenue, ETM
               7.88%, 10-01-2013                                     1,174,815
                                                                   -----------

ILLINOIS - 2.6%
  1,000,000    Lake County Illinois
               Community High School
               District No. 128,
               5.00%, 01-01-2013                                     1,100,090
                                                                   -----------

INDIANA - 11.0%
    745,000    Baugo Indiana School
               Building Corporation,
               5.50%, 01-15-2012
               (AMBAC insured)                                         843,556
  3,030,000    Indiana State Office
               Building, Pre-refunded
               to 07-01-2013
               5.38%, 07-01-2015                                     3,453,655
    195,000    Indiana Toll Road
               Commission, ETM
               9.00%, 01-01-2015                                       268,932
                                                                   -----------
                                                                     4,566,143
                                                                   -----------

IOWA - 4.5%
  1,010,000    Des Moines Iowa
               Metropolitan Wastewater
               Reclamation Authority,
               5.00%, 06-01-2015
               (MBIA Insured)                                        1,115,151
    640,000    Muscatine Iowa Electric
               Revenue, ETM
               6.70%, 01-01-2013                                       735,878
                                                                   -----------
                                                                     1,851,029
                                                                   -----------

LOUISIANA - 7.2%
    645,000    Denham Springs-Livingston
               Housing and Mortgage
               Finance Authority, ETM
               7.20%, 08-01-2010                                       784,146
    400,000    Houma-Terrebonne
               Public Transit Financing
               Authority, ETM
               7.30%, 04-01-2010                                       476,252
  1,450,000    Jefferson Parish LA Home
               Mortgage Authority, ETM
               7.10%, 08-01-2010                                     1,740,406
                                                                   -----------
                                                                     3,000,804
                                                                   -----------

MINNESOTA - 2.1%
    740,000    Western Minnesota
               Municipal Power
               Agency, ETM
               6.38%, 01-01-2016                                       860,553
                                                                   -----------

MISSISSIPPI - 2.6%
    600,000    Mississippi Housing
               Financial Corporation, ETM
               0.00%, 06-01-2015                                       383,844
    620,000    Mississippi State, ETM
               6.20%, 02-01-2008                                       686,042
                                                                   -----------
                                                                     1,069,886
                                                                   -----------

NEW JERSEY - 2.9%
    400,000    New Jersey State Transit
               Trust, Pre-refunded
               to 06-15-2009
               5.00%, 06-15-2017                                       439,512
               New Jersey State Turnpike
               Authority, ETM :
    577,000    6.75%, 01-01-2009                                       606,992
    130,000    6.50%, 01-01-2016                                       157,780
                                                                   -----------
                                                                     1,204,284
                                                                   -----------

NEW YORK - 2.6%
  1,000,000    Triborough Bridge &
               Tunnel Authority, ETM
               5.25%, 01-01-2014                                     1,091,640
                                                                   -----------

OHIO - 0.5%
    160,000    Miamisburg Ohio Water
               Revenue, ETM
               7.00%, 11-15-2016                                       194,426
                                                                   -----------

OKLAHOMA - 7.0%
  2,360,000    Tulsa County Oklahoma
               Home Financing Authority
               Single Family Mortgage
               Revenue, ETM
               6.90%, 08-01-2011                                     2,895,767
                                                                   -----------

PENNSYLVANIA - 8.8%
    830,000    Philadelphia Pennsylvania
               Gas Works, ETM
               7.00%, 05-15-2020                                     1,043,949
  1,515,000    Pittsburgh Pennsylvania
               Water & Sewer Authority,
               ETM 7.25%, 09-01-2014                                 1,827,257
  1,000,000    Wilson Pennsylvania Area
               School District,
               0.00%, 05-15-2011
               (AMBAC insured)                                         794,960
                                                                   -----------
                                                                     3,666,166
                                                                   -----------

SOUTH CAROLINA - 0.8%
    285,000    Greenville South Carolina
               Waterworks Revenue, ETM
               7.00%, 02-01-2010                                       341,524
                                                                   -----------

SOUTH DAKOTA - 2.3%
    790,000    Heartland Consumers
               Power District, ETM
               7.00%, 01-01-2016                                       944,192
                                                                   -----------

TENNESSEE - 6.2%
    605,000    Metropolitan Government
               Nashville & Davidson
               County Tennessee H&E,
               ETM 6.10%, 07-01-2010                                   665,760
  1,545,000    Metropolitan Government
               Nashville & Davidson
               County Tennessee Water
               & Sewer Revenue, ETM
               6.50%, 12-01-2014                                     1,909,172
                                                                   -----------
                                                                     2,574,932
                                                                   -----------

TEXAS - 12.1%
    720,000    Houston Texas Sewer
               System Revenue, ETM
               9.38%, 10-01-2013                                       977,796
  1,735,000    Lufkin Texas Independent
               School District, #<F21>
               5.00%, 08-15-2015                                     1,901,265
    675,000    Sam Rayburn Texas
               Municipal Power Agency,
               ETM 6.00%, 09-01-2010                                   759,503
    225,000    Texas Public Building
               Authority Building
               Revenue, ETM
               7.13%, 08-01-2011                                       264,850
  1,000,000    University Houston Texas,
               5.25%, 02-15-2012
               (FSA insured)                                         1,116,620
                                                                   -----------
                                                                     5,020,034
                                                                   -----------

UTAH - 1.9%
    605,000    Salt Lake City Utah
               Hospital Revenue, ETM
               8.13%, 05-15-2015                                       773,559
                                                                   -----------

WASHINGTON - 5.4%
  1,025,000    Clark County School
               District No. 037,
               5.13%, 12-01-2011                                     1,137,637
  1,000,000    Washington State,
               5.00%, 09-01-2013
               (FGIC insured)                                        1,090,600
                                                                   -----------
                                                                     2,228,237
                                                                   -----------
               Total Municipal Bonds
               (Cost $37,994,328)                                   38,882,829
                                                                   -----------

  Shares
  ------
SHORT-TERM INVESTMENT - 9.0%

MONEY MARKET FUND - 9.0%
  1,985,558    First American Tax-Free
               Obligation Fund                                       1,985,558
  1,752,209    Tax Free Investment
               Company Cash Reserve
               Portfolio - AIM Fund                                  1,752,209
                                                                   -----------
                                                                     3,737,767
                                                                   -----------
               Total Short-Term
               Investment
               (Cost $3,737,767)                                     3,737,767
                                                                   -----------
               Total Investments
               (Cost $41,732,095)
               102.7%                                               42,620,596
                                                                   -----------
               Other Assets, less
               Liabilities  (2.7%)                                  (1,119,619)
                                                                   -----------
               TOTAL NET
               ASSETS  100.0%                                      $41,500,977
                                                                   -----------
                                                                   -----------

ETM Escrowed to maturity
#<F21>  When-issued security

                     See notes to the financial statements

BAIRD CORE PLUS BOND FUND
DECEMBER 31, 2004

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

The Baird Core Plus Bond Fund generated strong relative returns in 2004 when compared to its benchmark. The strong relative performance came primarily from three sources: 1) overall portfolio structure (under-weight 2-year, 7 to 10-year and 30-year maturities, over-weight 4 to 5-year, 12-year and 20-year maturities) which benefited from flattening in the yield curve; 2) strong performance of specific individual corporate issues; and 3) exposure to well-structured mortgage-backed and asset-backed securities with more stable prepayment characteristics than standard mortgage pass-through securities. An over-weighting of BBB-rated corporate bonds and an under-weighting of U.S. Treasuries versus the Fund's benchmark also contributed positively to the Fund's performance in 2004. An under-weighting of emerging market debt versus the Fund's benchmark detracted from the Fund's performance. The Fund maintained its duration neutral strategy, holding a broadly diversified portfolio of over 110 securities at year end.

The Fund ended 2004 with a yield advantage versus its benchmark, the Lehman Brothers U.S. Universal Bond Index. This yield advantage, combined with exposure to specific sectors which we believe have superior total return (asset-backed securities and government agency issues), enhance the Fund's prospects of continuing to add value over its benchmark in the coming year. A December 31, 2004 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    U.S. Treasury                        13%
                    U.S. Gov't Agency                    30%
                    Aaa                                  21%
                    Aa                                    1%
                    A                                     5%
                    Baa                                  21%
                    Below Baa                             9%

                               SECTOR WEIGHTINGS

                    U.S. Treasury                        13%
                    U.S. Gov't Agency                     2%
                    Mortgage/CMOs                        30%
                    Int'l                                 1%
                    Asset-Backed                         16%
                    Industrials                          19%
                    Utility                               5%
                    Finance/Bank/Broker                   7%
                    Cash                                  6%
                    Municipal                             1%

NET ASSETS:                                      $32,621,488
SEC 30-DAY YIELD:*<F22>
Institutional Class:                                   4.83%
Investor Class:                                        4.59%
AVERAGE DURATION:                                 4.41 years
AVERAGE MATURITY:                                 8.42 years

PORTFOLIO EXPENSE RATIO:
Institutional Class:                                   0.30%
Investor Class:                                        0.55%**<F23>
PORTFOLIO TURNOVER RATIO:                              52.5%
TOTAL NUMBER OF HOLDINGS:                                113

 *<F22> SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2004.
**<F23>   Includes 0.25% 12b-1 fee.

                BAIRD CORE PLUS BOND FUND - INSTITUTIONAL CLASS
                         VALUE OF A $250,000 INVESTMENT

                     Baird Core Plus Bond Fund -        Lehman Brothers U.S.
      Date            Institutional Class Shares        Universal Bond Index
      ----            --------------------------        --------------------
    9/29/2000                  $250,000                       $250,000
   12/31/2000                  $264,734                       $259,261
    6/30/2001                  $273,977                       $268,929
   12/31/2001                  $282,819                       $280,238
    6/30/2002                  $287,185                       $289,675
   12/31/2002                  $302,329                       $307,801
    6/30/2003                  $321,649                       $323,008
   12/31/2003                  $329,342                       $325,717
    6/30/2004                  $331,030                       $326,267
   12/31/2004                  $350,045                       $341,904

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                   BAIRD CORE PLUS BOND FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

                     Baird Core Plus Bond Fund -        Lehman Brothers U.S.
      Date              Investor Class Shares           Universal Bond Index
      ----              ---------------------           --------------------
    9/29/2000                  $10,000                        $10,000
   12/31/2000                  $10,573                        $10,370
    6/30/2001                  $10,932                        $10,757
   12/31/2001                  $11,281                        $11,210
    6/30/2002                  $11,443                        $11,587
   12/31/2002                  $12,024                        $12,312
    6/30/2003                  $12,787                        $12,920
   12/31/2003                  $13,057                        $13,029
    6/30/2004                  $13,119                        $13,051
   12/31/2004                  $13,851                        $13,676

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

For the Period Ended December 31, 2004      ONE YEAR    SINCE INCEPTION(1)<F24>
--------------------------------------      --------     ----------------------
Baird Core Plus Bond Fund -
  Institutional Class Shares                  6.29%              8.23%
Baird Core Plus Bond Fund -
  Investor Class Shares                       6.09%              7.96%
Lehman Brothers U.S.
  Universal Bond Index(2)<F25>                4.97%              7.64%

(1)<F24> For the period September 29, 2000 (commencement of operations) to December 31, 2004.
(2)<F25> The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2004

 Principal
  Amount                                                              Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 94.1%

ASSET-BACKED SECURITIES - 16.2%
 $  291,006    American General
               Mortgage Loan Trust,
               Series 2003-1, Class A2,
               2.54%, 04-25-2033                                   $   290,147
    172,491    Bear Stearns Asset Backed
               Securities Trust,
               Series 2003-AC1, Class A1,
               4.10%, 05-25-2033                                       172,328
    600,000    Chase Credit Card
               Master Trust,
               Series 2003-6, Class A,
               2.59%, 02-15-2011                                       601,539
    370,240    Contimortgage Home
               Equity Loan Trust,
               Series 1998-2, Class A7,
               6.57%, 03-15-2023                                       379,082
    231,933    Deutsche Alt-A Securities,
               Inc. Alternate Loan Trust,
               Series 2003-2XS, Class A2,
               3.03%, 09-25-2033                                       231,636
               Green Tree Financial
               Corporation:
     66,087    Series 1997-1, Class A5,
               6.86%, 03-15-2028                                        70,614
    530,172    Series 1998-4, Class A5,
               6.18%, 04-01-2030                                       550,940
               MBNA Credit Card
               Master Note Trust,
    300,000    Series 2003-A3, Class A3,
               2.60%, 08-16-2010                                       300,844
    300,000    Series 2003-A9, Class A9,
               2.61%, 02-15-2011                                       300,969
    300,000    New Century Home
               Equity Loan Trust,
               Series 2003-5, Class AI3,
               3.56%, 11-25-2033                                       299,732
    125,751    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11-15-2017                                       112,715
               Residential Asset Mortgage
               Products, Inc.:
    400,000    Series 2003-RS11, Class
               AI3, 3.56%, 08-25-2028                                  399,280
    400,000    Series 2003-RS5, Class AI3,
               2.59%, 10-25-2028                                       398,189
    300,000    Series 2003-RS10, Class
               AI7, 4.85%, 11-25-2033                                  306,118
               Residential Asset
               Securities Corporation:
    436,201    Series 2003-KS2, Class AI3,
               2.66%, 11-25-2028                                       434,086
    450,000    Series 2003-KS5, Class AI6,
               3.62%, 07-25-2031                                       429,510
                                                                   -----------
                                                                     5,277,729
                                                                   -----------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
    300,000    GE Capital Commercial
               Mortgage Corporation,
               Series 2002-3A, Class A2,
               4.99%, 12-10-2037                                       308,515
    150,000    Mach One Trust,
               Series 2004-1A, Class A2,
               4.78%, 05-28-2040                                       152,748
                                                                   -----------
                                                                       461,263
                                                                   -----------

FINANCIAL - 7.4%
    175,000    CIT Group, Inc. Senior
               Notes, 3.38%, 04-01-2009                                169,990
    100,000    Banco Santander Chile SA,
               7.38%, 07-18-2012                                       114,846
    100,000    Countrywide Home Loans,
               Inc., 6.25%, 04-15-2009                                 107,826
    350,000    First National Bank Omaha
               Subordinated Notes,
               7.32%, 12-01-2010                                       370,016
    250,000    First Union Capital,
               7.94%, 01-15-2027                                       279,871
    375,000    Liberty Mutual Insurance
               Notes, 7.70%, 10-15-2097,
               (Acquired 03-26-03;
               Cost $239,982)*<F26>                                    392,618
    100,000    Marsh & McLennan
               Companies, Inc.
               5.38%, 07-15-2014                                        97,706
     50,000    Met Life Global Funding I
               Notes, 4.75%, 06-20-2007,
               (Acquired 09-15-04;
               Cost $51,534)*<F26>                                      51,299
    100,000    New York Life Insurance
               Company Notes,
               5.88%, 05-15-2033,
               (Acquired 05-05-03;
               Cost $99,024)*<F26>                                     103,464
    100,000    Transamerica Capital II,
               7.65%, 12-01-2026,
               (Acquired 10-21-03;
               Cost $108,381)*<F26>                                    112,390
    457,000    Washington Mutual
               Capital I,
               8.38%, 06-01-2027                                       506,737
    100,000    Wharf International
               Finance LTD, F<F29>
               7.63%, 03-13-2007                                       107,551
                                                                   -----------
                                                                     2,414,314
                                                                   -----------

INDUSTRIAL - 18.7%
    110,989    America West Airlines
               Pass Thru Certificates,
               8.54%, 01-02-2006                                       105,325
    300,000    AOL Time Warner, Inc.,
               7.63%, 04-15-2031                                       362,928
    100,000    AT&T Wireless Services Inc.,
               8.75%, 03-01-2031                                       134,831
    645,260    Atlas Air, Inc.
               Pass Thru Certificates,
               8.71%, 01-02-2019                                       652,351
     75,000    Best Foods Notes, Series C,
               6.15%, 01-15-2006                                        77,032
    150,000    Bunge Ltd. Finance
               Corporation Notes,
               5.35%, 04-15-2014                                       153,494
     67,130    The Burlington Northern
               Santa Fe Railway Company
               Pass Thru Certificates,
               7.42%, 03-23-2010                                        72,141
               Continental Airlines, Inc.
               Pass Thru Certificates:
     22,590    7.42%, 04-01-2007                                        21,246
     89,846    6.80%, 07-02-2007                                        81,803
     78,478    6.90%, 01-02-2018                                        78,669
    400,000    Continental Cablevision
               Debentures,
               9.50%, 08-01-2013                                       433,052
    100,000    Cox Communications, Inc.
               Notes, 7.88%, 08-15-2009                                113,498
    462,000    Delta Air Lines, Inc.,
               9.50%, 11-18-2008
               (Acquired 11/24/04;
               Cost $462,000)*<F26>                                    428,505
     38,000    Delta Air Lines, Inc.
               Pass Thru Certificates,
               7.78%, 11-18-2005                                        34,947
    100,000    Deutsche Telekom
               International Finance BV, F<F29>
               8.75%, 06-15-2030                                       132,046
     75,525    Duty Free Promissory Note,
               0.00%, 11-10-2013
               (Acquired 11-10-03;
               Cost $26,434)*<F26>,**<F27>,^<F28>                       26,434
    400,000    Ford Motor Company
               Debentures,
               9.22%, 09-15-2021                                       460,860
    150,000    General Motors Acceptance
               Corporation,
               6.75%, 12-01-2014                                       150,205
    150,000    Glencore Funding LLC,
               6.00%, 04-15-2014,
               (Acquired 03-31-04;
               Cost $148,928)*<F26>                                    145,122
    100,000    Halliburton Company
               Notes, 5.50%, 10-15-2010                                105,328
    288,750    The May Department Stores
               Company Debentures,
               9.75%, 02-15-2021                                       369,903
     77,000    Norfolk Southern
               Corporation Senior Notes,
               8.38%, 05-15-2005                                        78,486
    535,923    Northwest Airlines, Inc.,
               7.25%, 01-02-2012                                       398,298
    100,102    Northwest Airlines, Inc.
               Pass Thru Certificates,
               8.07%, 10-01-2019                                       111,862
    200,000    PCCW Capital II Ltd., F<F29>
               6.00%, 07-15-2013,
               (Acquired 07-10-03;
               Cost $199,066)*<F26>                                    210,244
     25,000    PennzEnergy Company
               Debentures,
               10.25%, 11-01-2005                                       26,345
    288,087    Southwest Airlines Co.
               Pass Through Certificates,
               7.67%, 01-02-2014                                       320,416
    100,000    Sprint Capital Corporation,
               8.75%, 03-15-2032                                       133,231
     50,000    Tyco International
               Group SA, F<F29>
               6.00%, 11-15-2013                                        54,473
    673,690    United Air Lines, Inc.
               Pass Thru Certificates,
               6.20%, 09-01-2008                                       614,007
                                                                   -----------
                                                                     6,087,082
                                                                   -----------

UTILITIES - 5.5%
     64,000    Conectiv, Inc. Notes,
               6.73%, 06-01-2006                                        65,875
    300,000    Edison Mission Energy
               Senior Notes,
               9.88%, 04-15-2011                                       355,500
    100,000    Kiowa Power Partners, LLC,
               4.88%, 12-30-2013
               (Acquired 11/19/04;
               Cost $100,000)*<F26>                                    100,267
    400,000    ONEOK, Inc. Senior Notes,
               7.13%, 04-15-2011                                       452,609
     50,000    Pacific Gas and Electric
               Company 1st Mortgage,
               6.05%, 03-01-2034                                        51,931
    200,000    PSE&G Energy Holdings
               LLC Senior Notes,
               8.50%, 06-15-2011                                       228,250
     50,000    PSI Energy, Inc. Debentures,
               7.85%, 10-15-2007                                        55,111
    297,490    RGS (I&M) Funding
               Corporation Debentures,
               9.82%, 12-07-2022                                       383,747
    100,000    Tristate Gen & Trans Assn,
               6.04%, 01-31-2018                                       105,648
                                                                   -----------
                                                                     1,798,938
                                                                   -----------

MORTGAGE-BACKED SECURITIES - 28.3%
               Federal Gold Loan Mortgage
               Corporation (FGLMC):
    177,408    6.00%, 05-01-2017                                       185,828
    143,022    6.50%, 09-01-2028                                       150,361
    232,936    6.50%, 12-01-2028                                       244,889
    172,305    6.50%, 05-01-2029                                       181,066
    173,675    6.50%, 06-01-2029                                       182,506
               Federal Home Loan Mortgage
               Corporation (FHLMC):
    400,000    Series 2567, Class OD,
               5.00%, 08-15-2015                                       408,708
    450,000    Series 2539, Class QB,
               5.00%, 09-15-2015                                       459,725
     44,612    Series 1053, Class G,
               7.00%, 03-15-2021                                        44,714
    294,326    Series 2804, Class VC,
               5.00%, 07-15-2021                                       294,683
     74,220    Series 1122, Class G,
               7.00%, 08-15-2021                                        74,137
    250,000    Series 2598, Class QC,
               4.50%, 06-15-2027                                       250,545
    320,755    Series 2531, Class N,
               4.00%, 07-15-2027                                       320,821
               Federal National Mortgage
               Association (FNMA):
    466,169    5.00%, 02-01-2018                                       474,212
    321,952    5.00%, 10-01-2018                                       327,413
    321,824    5.00%, 11-01-2018                                       327,282
    247,166    5.50%, 03-01-2023                                       252,842
    113,555    6.50%, 09-01-2028                                       119,327
    201,234    6.50%, 02-01-2029                                       211,464
    366,187    5.50%, 01-01-2032                                       372,524
    400,000    Series 2002-82, Class XC,
               5.00%, 05-25-2014                                       408,038
    450,000    Series 2002-74, Class TC,
               5.00%, 03-25-2015                                       458,384
    254,816    Series 2002-70, Class PL,
               5.00%, 04-25-2015                                       257,146
    350,000    Series 2002-57, Class PE,
               5.50%, 09-25-2015                                       359,444
    300,000    Series 2003-16, Class PC,
               5.00%, 10-25-2015                                       306,094
     30,422    Series 1989-94, Class G,
               7.50%, 12-25-2019                                        32,482
     34,133    Series 1990-15, Class J,
               7.00%, 02-25-2020                                        35,599
    121,468    Series 1990-76, Class G,
               7.00%, 07-25-2020                                       128,094
     30,948    Series 1991-21, Class J,
               7.00%, 03-25-2021                                        32,231
     95,325    Series 1992-129, Class L,
               6.00%, 07-25-2022                                        99,120
    224,808    Series 1993-32, Class H,
               6.00%, 03-25-2023                                       228,726
    272,866    Series 1993-58, Class H,
               5.50%, 04-25-2023                                       281,068
    450,000    Series 2003-31, Class KG,
               4.50%, 12-25-2028                                       456,581
    114,099    Series 2003-44, Class AB,
               3.75%, 05-25-2033                                       112,915
               Government National
               Mortgage Association
               (GNMA):
    202,210    6.50%, 08-15-2027                                       213,657
    329,304    6.00%, 12-20-2028                                       342,100
    127,119    6.50%, 01-20-2029                                       133,703
    123,389    6.50%, 02-20-2029                                       129,780
    309,914    6.00%, 11-20-2033                                       321,017
                                                                   -----------
                                                                     9,219,226
                                                                   -----------

TAXABLE MUNICIPAL BOND - 0.7%
    234,261    Tobacco Settlement
               Financing Corporation,
               Series 2001-A, Class A,
               6.36%, 05-15-2025                                       230,834
                                                                   -----------

INTERNATIONAL (U.S. $ DENOMINATED) - 1.5%
    400,000    PEMEX Project Funding
               Master Trust,
               9.13%, 10-13-2010                                       479,600
                                                                   -----------

U.S. GOVERNMENT AGENCY - 1.5%
    455,000    Federal Home Loan
               Mortgage Corporation
               (FHLMC) Notes,
               6.63%, 09-15-2009                                       508,845
                                                                   -----------

U.S. TREASURY OBLIGATIONS - 12.9%
               U.S. Treasury Bonds:
    650,000    9.25%, 02-15-2016                                       927,850
  2,800,000    6.25%, 08-15-2023                                     3,278,078
                                                                   -----------
                                                                     4,205,928
                                                                   -----------
               Total Long-Term
               Investments
               (Cost $30,013,734)                                   30,683,759
                                                                   -----------

  Shares
  ------

SHORT-TERM INVESTMENTS - 5.9%

MONEY MARKET FUND - 5.6%
    577,808    Investment Company
               Cash Reserve Portfolio -
               AIM Fund                                                577,808
  1,244,756    SEI Daily Income Trust
               Government Fund                                       1,244,756
                                                                   -----------
                                                                     1,822,564
                                                                   -----------

 Principal
  Amount
 ---------

VARIABLE RATE DEMAND NOTES#<F30>  0.3%
 $   51,593    American Family Financial
               Services, Inc., 2.00%                                    51,593
     50,000    Wisconsin Corporate
               Central Credit
               Union, 2.09%                                             50,000
                                                                   -----------
                                                                       101,593
                                                                   -----------
               Total Short-Term
               Investments
               (Cost $1,924,157)                                     1,924,157
                                                                   -----------
               Total Investments
               (Cost $31,937,891)
               100.0%                                               32,607,916
                                                                   -----------
               Other Assets, less
               Liabilities   0.0%                                       13,572
                                                                   -----------
               TOTAL NET
               ASSETS  100.0%                                      $32,621,488
                                                                   -----------
                                                                   -----------

 *<F26>   Unregistered security
**<F27>   Fair valued security
 ^<F28>   Non-income producing security
 F<F29>   Foreign
 #<F30> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

                     See notes to the financial statements

BAIRD SHORT-TERM BOND FUND
DECEMBER 31, 2004

The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of return of the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed rate debt including government and corporate securities with maturities between one and three years.

The Baird Short-Term Bond Fund generated positive relative returns during its first four months of operation in 2004. An over-weighting of BBB-rated corporate bonds and an under-weighting of U.S. Treasuries versus the Fund's benchmark as well as exposure to mortgage-backed and asset-backed securities, which are not found in the Fund's benchmark, contributed positively to the Fund's performance. The Fund maintained its duration neutral strategy, holding a broadly diversified portfolio of 79 securities at year end.

The Fund ended 2004 with a yield advantage versus its benchmark, the Lehman Brothers 1-3 Year Government/Credit Bond Index. This yield advantage, combined with exposure to specific sectors which we believe have superior total return (asset-backed securities and government agency issues), enhance the Fund's prospects of continuing to add value over its benchmark in the coming year. A December 31, 2004 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    U.S. Treasury                        12%
                    U.S. Gov't Agency                    38%
                    Aaa                                  12%
                    Aa                                    3%
                    A                                    12%
                    Baa                                  23%

                               SECTOR WEIGHTINGS

                    U.S. Treasury                        12%
                    U.S. Gov't Agency                    36%
                    Mortgage/CMOs                         4%
                    Asset-Backed                          9%
                    Industrials                          14%
                    Utility                               9%
                    Finance/Bank/Broker                  14%
                    Int'l                                 1%
                    Municipal                             1%

NET ASSETS:                                      $31,973,000
SEC 30-DAY YIELD:*<F31>
Institutional Class:                                   3.09%
AVERAGE DURATION:                                 1.74 years
AVERAGE MATURITY:                                 2.11 years

PORTFOLIO EXPENSE RATIO:
Institutional Class:                                   0.30%
PORTFOLIO TURNOVER RATIO:                              16.7%
TOTAL NUMBER OF HOLDINGS:                                 79

*<F31> SEC yields are based on SEC guidelines and are calculated on 30 days ended December 31, 2004.

             BAIRD SHORT-TERM BOND FUND - INSTITUTIONAL CLASS*<F32>
                         VALUE OF A $250,000 INVESTMENT

                     Baird Short-Term Bond Fund -       Lehman 1-3 Year U.S.
      Date            Institutional Class Shares      Government/Credit Index
      ----            --------------------------      -----------------------
    8/31/2004                  $250,000                       $250,000
    9/30/2004                  $249,602                       $249,862
   10/31/2004                  $250,597                       $250,730
   11/30/2004                  $249,438                       $249,509
   12/31/2004                  $250,238                       $250,114

GROWTH OF A HYPOTHETICAL INVESTMENT OF $250,000 MADE ON THE FUND'S INCEPTION DATE (8/31/04) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

*<F32> The Baird Short-Term Bond Fund is currently offering only the Institutional Class shares to investors.

TOTAL RETURNS

For the Period Ended December 31, 2004                  SINCE INCEPTION(1)<F33>
--------------------------------------                  -----------------------
Baird Short-Term Bond Fund -
  Institutional Class                                             0.10%
Lehman Brothers 1-3 Year
  Government/Credit Bond Index(2)<F34>                            0.05%

(1)<F33> For the period August 31, 2004 (commencement of operations) to December 31, 2004.
(2)<F34> The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS FOR THE PERIOD AUGUST 31, 2004 THROUGH DECEMBER 31, 2004. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2004

 Principal
  Amount                                                              Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 98.7%

ASSET-BACKED SECURITIES - 8.8%
 $   66,509    Americredit Automobile
               Receivables Trust,
               Series 2001-B, Class A4,
               5.37%, 06-12-2008                                   $    67,327
    120,000    Chase Manhattan Auto
               Owner Trust,
               Series 2003-C, Class A4,
               2.94%, 06-15-2010                                       118,657
               Chemical Master Credit
               Card Trust I:
    250,370    Series 1996-2, Class A,
               5.98%, 09-15-2008                                       256,814
    250,000    Series 1996-3, Class A,
               7.09%, 02-15-2009                                       263,345
               Countrywide Asset-Backed
               Certificates:
    300,000    Series 2004-10, Class AF2,
               3.32%, 11-20-2023                                       297,067
    400,000    Series 2004-9, Class AF2,
               3.34%, 09-25-2023                                       397,083
    175,000    Household Automobile
               Trust, 2.22%, 11-17-2009                                171,441
    300,000    MBNA Credit Card
               Master Note Trust,
               Series 2003-A3, Class A3,
               2.529%, 08-16-2010                                      300,844
    400,000    New Century Home
               Equity Loan Trust,
               Series 2003-5, Class AI3,
               3.56%, 11-25-2033                                       399,643
    400,000    Renaissance Home
               Equity Loan Trust,
               Series 2004-3, Class AF2,
               3.57%, 11-25-2034                                       396,581
    140,000    Residential Asset Mortgage
               Products, Inc.
               5.34%, 08-25-2033                                       142,769
                                                                   -----------
                                                                     2,811,571
                                                                   -----------

FINANCIAL - 13.8%
    140,000    American General Finance
               Corporation Notes,
               4.50%, 11-15-2007                                       142,637
    300,000    Aon Corp.,
               8.65%, 05-15-2005                                       305,784
    304,000    Bank of Oklahoma
               Subordinated Notes,
               7.13%, 08-15-2007                                       329,410
    200,000    Bankers Trust Corp.,
               7.38%, 05-01-2008                                       221,849
    110,000    BB&T Corporation
               Subordinated Notes,
               7.25%, 06-15-2007                                       119,071
    210,000    CIT Group Inc. Senior
               Notes, 5.50%, 11-30-2007                                219,832
    200,000    Citicorp Subordinated
               Notes, 7.00%, 07-01-2007                                215,552
    275,000    EOP Operating LP,
               6.63%, 02-15-2005                                       276,238
    200,000    Franchise Finance
               Corporation Notes,
               7.07%, 01-15-2008                                       221,879
    200,000    J.P. Morgan & Co.
               Incorporated Subordinated
               Notes, 6.70%, 11-01-2007                                216,188
               KeyCorp Subordinated Notes,
    100,000    6.75%, 03-15-2006                                       103,910
    200,000    7.50%, 06-15-2006                                       211,224
    203,000    Lehman Brothers Holdings
               Inc. Notes,
               8.50%, 05-01-2007                                       225,541
    200,000    Morgan Stanley Group,
               Inc. Debentures,
               8.33%, 01-15-2007                                       218,599
    150,000    Principal Life Global,
               5.13%, 06-28-2007
               (Acquired 12-28-04;
               Cost $154,880)*<F72>                                    154,774
    300,000    Santander Financial
               Issuances, F<F36>
               7.25%, 05-30-2006                                       315,787
    200,000    Transamerica Corporation
               Debentures,
               9.38%, 03-01-2008                                       231,475
    225,000    USF&G Corporation
               Senior Notes,
               7.13%, 06-01-2005                                       228,337
    162,000    Washington Mutual,
               Inc. Notes,
               7.50%, 08-15-2006                                       172,100
    250,000    Wells Fargo & Company
               Subordinated Notes,
               6.25%, 04-15-2008                                       268,926
                                                                   -----------
                                                                     4,399,113
                                                                   -----------

INDUSTRIAL - 13.5%
    250,000    American Home
               Products Corp.,
               7.90%, 02-15-2005                                       251,321
    300,000    British Telecommunications
               PLC Notes, F<F36>
               7.88%, 12-15-2005                                       312,897
    250,000    Centex Corporation Notes,
               9.75%, 06-15-2005                                       256,408
    200,000    Comcast Cable
               Communications, Inc.
               Notes, 6.20%, 11-15-2008                                215,980
    200,000    Cooper Cameron
               Corporation Senior Notes,
               2.65%, 04-15-2007                                       194,765
    270,000    CSX Corporation
               Debentures,
               9.00%, 08-15-2006                                       292,419
    200,000    Deutsche Telekom
               International Finance BV, F<F36>
               8.25%, 06-15-2005                                       204,661
    300,000    Disney, Walt Co.,
               7.30%, 02-08-2005                                       301,281
    200,000    France Telecom SA Notes, F<F36>
               7.95%, 03-01-2006                                       209,993
    200,000    General Motors Acceptance
               Corporation Notes,
               6.13%, 09-15-2006                                       205,037
    310,000    The Hertz Corporation
               Senior Notes,
               6.50%, 05-15-2006                                       319,848
    250,000    International Paper
               Company Notes,
               7.63%, 01-15-2007                                       269,544
    200,000    MeadWestvaco
               Corporation Notes,
               2.75%, 12-01-2005                                       199,360
    149,000    Southwestern Bell
               Telephone Company Notes,
               6.63%, 07-15-2007                                       159,067
    250,000    Telus Corporation Notes, F<F36>
               7.50%, 06-01-2007                                       271,625
    200,000    Time Warner Cos., Inc.,
               8.18%, 08-15-2007                                       222,115
    200,000    Tyco International
               Group SA,
               6.38%, 02-15-2006                                       206,664
    217,000    Union Pacific Corp,
               6.40%, 02-01-2006                                       224,055
                                                                   -----------
                                                                     4,317,040
                                                                   -----------

UTILITIES - 9.4%
    300,000    Baltimore Gas & Electric,
               5.25%, 12-15-2006                                       309,471
    300,000    Conective,
               5.30%, 06-01-2005                                       302,436
    175,000    Energy Gulf States, Inc.,
               6.77%, 08-01-2005                                       178,673
    220,000    Indiana Michigan Power
               Company Senior Notes,
               Series C, 6.13%,
               12-15-2006                                              230,362
    111,000    Jersey Central Power &
               Light Company 1st
               Mortgage, 6.85%,
               11-27-2006                                              117,139
    200,000    Kinder Morgan Energy
               Partners, 8.00%,
               03-15-2005                                              201,862
    200,000    MidAmerican Energy
               Holdings Company
               Senior Notes,
               4.63%, 10-01-2007                                       203,586
    160,000    Nisource Finance Corp.,
               7.63%, 11-15-2005                                       165,828
    200,000    Oneok, Inc.,
               7.75%, 08-15-2006                                       212,705
    220,000    PanEnergy Corporation
               Notes, 7.00%, 10-15-2006                                231,721
    250,000    Pepco Holdings, Inc.
               Notes, 3.75%, 02-15-2006                                251,227
    175,000    Progress Energy, Inc. Senior
               Notes, 6.75%, 03-01-2006                                181,590
    200,000    Public Service Electric
               & Gas Co.,
               6.25%, 01-01-2007                                       210,698
    200,000    Southern California Edison
               Company 1st Mortgage,
               8.00%, 02-15-2007                                       217,796
                                                                   -----------
                                                                     3,015,094
                                                                   -----------

INTERNATIONAL (U.S. $ DENOMINATED) - 0.7%
    200,000    PEMEX Project Funding
               Master Trust,
               6.13%, 08-15-2008                                       212,000
                                                                   -----------

MORTGAGE-BACKED SECURITIES - 4.3%
    289,653    Citicorp Mortgage
               Securities, Inc.,
               Series 2004-4, Class A2,
               5.25%, 05-25-2015                                       288,773
    300,000    Citifinancial Mortgage
               Securities, Inc.,
               Series 2003-3, Class AF2,
               3.08%, 08-25-2033                                       298,621
    250,000    Federal National Mortgage
               Association (FNMA),
               Series 2002-94, Class BG,
               5.00%, 04-25-2016                                       254,940
    255,470    FHLMC Remic Series 2548,
               4.50%, 01-15-2010                                       258,007
    266,041    FHLMC Remic Series 2835,
               5.50%, 11-15-2012                                       274,202
                                                                   -----------
                                                                     1,374,543
                                                                   -----------

U.S. GOVERNMENT AGENCY - 35.5%
               Federal Home Loan
               Bank (FHLB):
    500,000    6.45%, 06-08-2005                                       508,509
  1,000,000    4.70%, 10-07-2010                                     1,000,047
  9,300,000    Federal National Mortgage
               Association (FNMA) Notes,
               2.38%, 02-15-2007                                     9,127,922
    750,000    Government Backed Trust
               U.S. Government
               Guarantee,^<F35>, F<F36>
               Series T-1, 0.00%,
               11-15-2006                                              703,093
                                                                   -----------
                                                                    11,339,571
                                                                   -----------

U.S. TREASURY OBLIGATIONS - 11.9%
               U.S. Treasury Note,
    500,000    4.38%, 05-15-2007                                       513,887
  1,250,000    2.38%, 08-31-2006                                     1,237,549
  2,075,000    2.50%, 09-30-2006                                     2,057,087
                                                                   -----------
                                                                     3,808,523
                                                                   -----------

TAXABLE MUNICIPAL BONDS - 0.8%
    267,727    Tobacco Settlement
               Financial Corp.,
               6.36%, 05-15-2025                                       263,810
                                                                   -----------
               Total Long-Term
               Investments
               (Cost $31,749,347)                                   31,541,265
                                                                   -----------

  Shares
  ------

SHORT-TERM INVESTMENTS - 0.1%

MONEY MARKET FUNDS - 0.1%
     32,369    SEI Daily Income
               Trust Government
               Fund - Class B                                           32,369
      6,089    AIM Liquid
               Assets Portfolio                                          6,089
                                                                   -----------
                                                                        38,458
                                                                   -----------
               Total Short-Term
               Investments
               (Cost $38,458)                                           38,458
                                                                   -----------
               Total Investments
               (Cost $31,787,805)
               98.8%                                                31,579,723
                                                                   -----------
               Other Assets, less
               Liabilities   1.2%                                      393,277
                                                                   -----------
               TOTAL NET
               ASSETS  100.0%                                      $31,973,000
                                                                   -----------
                                                                   -----------

*<F72>  Unregistered security
^<F35>  Non-income producing security
F<F36>  Foreign

                     See notes to the financial statements

BAIRD FUNDS, INC.

ADDITIONAL INFORMATION ON FUND EXPENSES       DECEMBER 31, 2004 (UNAUDITED)

EXAMPLE

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/04 - 12/31/04; 8/31/04-12/31/04 in the case of the Short-Term Bond Fund).

ACTUAL EXPENSES

The fourth and fifth columns of the table below provide information about account values based on actual returns and actual expenses. Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fifth column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The sixth and seventh columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the seventh column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

ACTUAL VS. HYPOTHETICAL RETURNS

For the Six Months Ended December 31, 2004

                                                                                                 HYPOTHETICAL (5% RETURN
                                                                            ACTUAL                  BEFORE EXPENSES)
                                                                  --------------------------    --------------------------
                                     FUND'S       BEGINNING        ENDING        EXPENSES        ENDING        EXPENSES
                                   ANNUALIZED      ACCOUNT        ACCOUNT          PAID         ACCOUNT          PAID
                                    EXPENSE         VALUE          VALUE          DURING         VALUE          DURING
                                     RATIO          7/1/04        12/31/04        PERIOD        12/31/04        PERIOD
                                 -------------      ------        --------    --------------    --------    --------------
BAIRD INTERMEDIATE BOND FUND(1)<F37>
   Institutional Class               0.30%        $1,000.00      $1,037.50        $1.54        $1,023.63        $1.53
   Investor Class                    0.55%        $1,000.00      $1,036.20        $2.82        $1,022.37        $2.80
BAIRD AGGREGATE BOND FUND(1)<F37>
   Institutional Class               0.30%        $1,000.00      $1,048.40        $1.54        $1,023.63        $1.53
   Investor Class                    0.55%        $1,000.00      $1,046.40        $2.83        $1,022.37        $2.80
BAIRD INTERMEDIATE MUNICIPAL(1)<F37>
  BOND FUND
   Institutional Class               0.30%        $1,000.00      $1,043.30        $1.54        $1,023.63        $1.53
   Investor Class                    0.55%        $1,000.00      $1,041.30        $2.82        $1,022.37        $2.80
BAIRD CORE PLUS BOND FUND(1)<F37)
   Institutional Class               0.30%        $1,000.00      $1,057.40        $1.55        $1,023.63        $1.53
   Investor Class                    0.55%        $1,000.00      $1,055.90        $2.84        $1,022.37        $2.80
BAIRD SHORT-TERM BOND FUND
   Institutional Class(2)<F71>       0.30%        $1,000.00      $1,001.00        $1.01        $1,000.00        $1.53


(1)<F37> Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 366 to reflect the one-half year period.

(2)<F71> The Baird Short-Term Bond Fund commenced operations on August 31, 2004. Because the Fund does not have a full six months of operations, information in the above table is based on the period from August 31, 2004 through December 31, 2004. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 123 days and divided by 365.

BAIRD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES       DECEMBER 31, 2004

                                                                                     BAIRD
                                                   BAIRD            BAIRD         INTERMEDIATE        BAIRD            BAIRD
                                                INTERMEDIATE      AGGREGATE        MUNICIPAL        CORE PLUS       SHORT-TERM
                                                 BOND FUND        BOND FUND        BOND FUND        BOND FUND        BOND FUND
                                                ------------      ---------       ------------      ---------       ----------
ASSETS:
  Investments, at value                         $197,741,417    $114,876,949      $42,620,596      $32,607,916      $31,579,723
    (cost $195,132,953, $112,458,515,
    $41,732,095, and $31,937,891
    and $31,787,805 respectively)
  Interest receivable                              2,631,277       1,231,938          709,049          358,608          332,077
  Receivable for Fund shares sold                    442,864          22,876           75,000           10,581           69,122
                                                ------------    ------------      -----------      -----------      -----------
  Total assets                                   200,815,558     116,131,763       43,404,645       32,977,105       31,980,922
                                                ------------    ------------      -----------      -----------      -----------
LIABILITIES:
  Payable to Custodian                                   857             862               --               --               --
  Payable for securities purchased                 6,187,702              --        1,892,175          312,311               --
  Payable for Fund shares purchased                       --           1,074               --               --               --
  Payable to Advisor and Distributor                  50,972          29,612           11,493            8,264            7,922
  Other liabilities                                       --           8,495               --           35,042               --
                                                ------------    ------------      -----------      -----------      -----------
  Total liabilities                                6,239,531          40,043        1,903,668          355,617            7,922
                                                ------------    ------------      -----------      -----------      -----------
NET ASSETS                                      $194,576,027    $116,091,720      $41,500,977      $32,621,488      $31,973,000
                                                ------------    ------------      -----------      -----------      -----------
                                                ------------    ------------      -----------      -----------      -----------
NET ASSETS CONSIST OF:
  Capital stock                                 $192,532,392    $113,627,297      $40,603,173      $31,898,286      $32,178,285
  Accumulated undistributed net
    investment income                                223,829         134,477           34,676           44,701           12,668
  Accumulated net realized gain (loss)
    on investments sold                             (788,658)        (88,488)         (25,373)           8,476           (9,871)
  Net unrealized appreciation (depreciation)
    on investments                                 2,608,464       2,418,434          888,501          670,025         (208,082)
                                                ------------    ------------      -----------      -----------      -----------
NET ASSETS                                      $194,576,027    $116,091,720      $41,500,977      $32,621,488      $31,973,000
                                                ------------    ------------      -----------      -----------      -----------
                                                ------------    ------------      -----------      -----------      -----------
INSTITUTIONAL CLASS SHARES
  Net Assets                                    $191,563,699    $115,382,862      $36,889,211      $32,495,641      $31,973,000
  Shares outstanding ($0.01 par value,
    unlimited shares authorized)                  17,693,963      10,741,629        3,413,492        3,130,712        3,220,409
  Net asset value, offering and
    redemption price per share                  $     10.83     $      10.74      $     10.81      $     10.38      $      9.93
                                                ------------    ------------      -----------      -----------      -----------
                                                ------------    ------------      -----------      -----------      -----------
INVESTOR CLASS SHARES
  Net Assets                                    $  3,012,328    $    708,858      $ 4,611,766      $   125,847      $        --
  Shares outstanding ($0.01 par value,
    unlimited shares authorized)                     270,605          64,721          419,482           11,848               --
  Net asset value, offering and
    redemption price per share                  $      11.13    $      10.95      $     10.99      $     10.62      $        --
                                                ------------    ------------      -----------      -----------      -----------
                                                ------------    ------------      -----------      -----------      -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF OPERATIONS

                                                                                                                  FOR THE PERIOD
                                                                                                                    AUGUST 31,
                                                                                                                   2004(1)<F38>
                                                                                                                     THROUGH
                                                                         YEAR ENDED                                DECEMBER 31,
                                                                      DECEMBER 31, 2004                                2004
                                                -------------------------------------------------------------     --------------
                                                                                     BAIRD
                                                   BAIRD            BAIRD         INTERMEDIATE        BAIRD            BAIRD
                                                INTERMEDIATE      AGGREGATE        MUNICIPAL        CORE PLUS       SHORT-TERM
                                                 BOND FUND        BOND FUND        BOND FUND        BOND FUND        BOND FUND
                                                ------------      ---------       ------------      ---------       ----------
INVESTMENT INCOME:
  Interest income                                 $7,780,431      $5,102,277       $1,475,009       $1,753,922       $271,272
                                                  ----------      ----------       ----------       ----------       --------
  Total investment income                          7,780,431       5,102,277        1,475,009        1,753,922        271,272
                                                  ----------      ----------       ----------       ----------       --------

EXPENSES:
  Investment advisory fees                           420,661         261,616           92,247           85,160         23,406
  Administration fees                                 84,132          52,324           18,449           17,032          4,681
  Distribution expenses - Investor Class Shares        5,355             881            6,767              300             --
                                                  ----------      ----------       ----------       ----------       --------
  Total expenses                                     510,148         314,821          117,463          102,492         28,087
                                                  ----------      ----------       ----------       ----------       --------

NET INVESTMENT INCOME                              7,270,283       4,787,456        1,357,546        1,651,430        243,185
                                                  ----------      ----------       ----------       ----------       --------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments           (599,286)        425,360          (24,020)         944,452         (8,613)
  Change in unrealized appreciation/
    depreciation on investments                     (282,245)         42,347         (508,690)        (365,553)      (208,082)
                                                  ----------      ----------       ----------       ----------       --------
  Net realized and unrealized
    gain (loss) on investments                      (881,531)        467,707         (532,710)         578,899       (216,695)
                                                  ----------      ----------       ----------       ----------       --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $6,388,752      $5,255,163       $  824,836       $2,230,329       $ 26,490
                                                  ----------      ----------       ----------       ----------       --------
                                                  ----------      ----------       ----------       ----------       --------

(1)<F38>  Commencement of operations.

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    BAIRD INTERMEDIATE BOND FUND
                                                                           -----------------------------------------------
                                                                              Year ended                    Year ended
                                                                           December 31, 2004             December 31, 2003
                                                                           -----------------             -----------------
OPERATIONS:
   Net investment income                                                      $  7,270,283                  $  6,434,985
   Net realized gain (loss) on investments                                        (599,286)                    1,740,221
   Change in unrealized appreciation/depreciation on investments                  (282,245)                      537,951
                                                                              ------------                  ------------
   Net increase in net assets resulting from operations                          6,388,752                     8,713,157
                                                                              ------------                  ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    67,465,697                    43,458,210
   Shares issued to holders in reinvestment of dividends                         6,659,149                     7,222,416
   Cost of shares redeemed                                                     (29,883,566)                  (47,428,392)
                                                                              ------------                  ------------
   Net increase in net assets resulting from
     capital share transactions                                                 44,241,280                     3,252,234
                                                                              ------------                  ------------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                   (7,099,177)                   (6,546,220)
   From realized gains                                                             (27,024)                   (1,561,393)
                                                                              ------------                  ------------
                                                                                (7,126,201)                   (8,107,613)
                                                                              ------------                  ------------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                      (85,930)                      (49,351)
   From realized gains                                                                (377)                      (13,425)
                                                                              ------------                  ------------
                                                                                   (86,307)                      (62,776)
                                                                              ------------                  ------------

TOTAL INCREASE IN NET ASSETS                                                    43,417,524                     3,795,002

NET ASSETS:
   Beginning of year                                                           151,158,503                   147,363,501
                                                                              ------------                  ------------
   End of year (including undistributed net investment
     income of $223,829 and $19,667, respectively)                            $194,576,027                  $151,158,503
                                                                              ------------                  ------------
                                                                              ------------                  ------------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      BAIRD AGGREGATE BOND FUND
                                                                           -----------------------------------------------
                                                                              Year ended                    Year ended
                                                                           December 31, 2004             December 31, 2003
                                                                           -----------------             -----------------
OPERATIONS:
   Net investment income                                                      $  4,787,456                   $ 4,198,609
   Net realized gain on investments                                                425,360                     1,661,350
   Change in unrealized appreciation/depreciation on investments                    42,347                       106,878
                                                                              ------------                   -----------
   Net increase in net assets resulting from operations                          5,255,163                     5,966,837
                                                                              ------------                   -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    49,052,903                    36,689,242
   Shares issued to holders in reinvestment of dividends                         4,563,691                     5,339,766
   Cost of shares redeemed                                                     (29,904,273)                  (38,487,603)
                                                                              ------------                   -----------
   Net increase in net assets resulting from
     capital share transactions                                                 23,712,321                     3,541,405
                                                                              ------------                   -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                   (4,819,107)                   (4,442,442)
   From realized gains                                                            (311,207)                   (1,435,567)
                                                                              ------------                   -----------
                                                                                (5,130,314)                   (5,878,009)
                                                                              ------------                   -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                      (13,976)                      (41,011)
   From realized gains                                                              (1,852)                      (11,501)
                                                                              ------------                   -----------
                                                                                   (15,828)                      (52,512)
                                                                              ------------                   -----------

TOTAL INCREASE IN NET ASSETS                                                    23,821,342                     3,577,721

NET ASSETS:
   Beginning of year                                                            92,270,378                    88,692,657
                                                                              ------------                   -----------
   End of year (including undistributed net investment
     income of $134,477 and $7,203, respectively)                             $116,091,720                   $92,270,378
                                                                              ------------                   -----------
                                                                              ------------                   -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                                                           -----------------------------------------------
                                                                              Year ended                    Year ended
                                                                           December 31, 2004             December 31, 2003
                                                                           -----------------             -----------------
OPERATIONS:
   Net investment income                                                       $ 1,357,546                   $ 1,214,886
   Net realized gain (loss) on investments                                         (24,020)                      124,095
   Change in unrealized appreciation/depreciation on investments                  (508,690)                      166,880
                                                                               -----------                   -----------
   Net increase in net assets resulting from operations                            824,836                     1,505,861
                                                                               -----------                   -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    16,224,440                     1,659,864
   Shares issued to holders in reinvestment of dividends                         1,121,415                     1,279,039
   Cost of shares redeemed                                                      (6,337,831)                   (4,030,518)
                                                                               -----------                   -----------
   Net increase (decrease) in net assets resulting from
     capital share transactions                                                 11,008,024                    (1,091,615)
                                                                               -----------                   -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                   (1,230,984)                   (1,198,858)
   From realized gains                                                                  --                      (123,978)
                                                                               -----------                   -----------
                                                                                (1,230,984)                   (1,322,836)
                                                                               -----------                   -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                      (91,886)                      (25,068)
   From realized gains                                                                  --                        (3,070)
                                                                               -----------                   -----------
                                                                                   (91,886)                      (28,138)
                                                                               -----------                   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                         10,509,990                      (936,728)

NET ASSETS:
   Beginning of year                                                            30,990,987                    31,927,715
                                                                               -----------                   -----------
   End of year (including undistributed net investment
     income of $34,676 and $0, respectively)                                   $41,500,977                   $30,990,987
                                                                               -----------                   -----------
                                                                               -----------                   -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      BAIRD CORE PLUS BOND FUND
                                                                           -----------------------------------------------
                                                                              Year ended                    Year ended
                                                                           December 31, 2004             December 31, 2003
                                                                           -----------------             -----------------
OPERATIONS:
   Net investment income                                                       $ 1,651,430                   $ 2,172,767
   Net realized gain on investments                                                944,452                     1,461,883
   Change in unrealized appreciation/depreciation on investments                  (365,553)                      392,393
                                                                               -----------                   -----------
   Net increase in net assets resulting from operations                          2,230,329                     4,027,043
                                                                               -----------                   -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                     2,987,818                     7,748,809
   Shares issued to holders in reinvestment of dividends                         1,182,113                     1,824,060
   Cost of shares redeemed                                                     (14,342,365)                  (21,370,481)
                                                                               -----------                   -----------
   Net decrease in net assets resulting from
     capital share transactions                                                (10,172,434)                  (11,797,612)
                                                                               -----------                   -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                   (1,712,108)                   (2,456,877)
   From realized gains                                                            (550,721)                   (1,443,349)
                                                                               -----------                   -----------
                                                                                (2,262,829)                   (3,900,226)
                                                                               -----------                   -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                       (5,608)                       (8,965)
   From realized gains                                                              (2,085)                       (4,074)
                                                                               -----------                   -----------
                                                                                    (7,693)                      (13,039)
                                                                               -----------                   -----------

TOTAL DECREASE IN NET ASSETS                                                   (10,212,627)                  (11,683,834)

NET ASSETS:
   Beginning of year                                                            42,834,115                    54,517,949
                                                                               -----------                   -----------
   End of year (including undistributed net investment
     income of $44,701 and $5,172, respectively)                               $32,621,488                   $42,834,115
                                                                               -----------                   -----------
                                                                               -----------                   -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      BAIRD SHORT-TERM BOND FUND
                                                                      --------------------------
                                                                             For the Period
                                                                        August 31, 2004(1)<F39>
                                                                                through
                                                                           December 31, 2004
                                                                      --------------------------
OPERATIONS:
   Net investment income                                                       $   243,185
   Net realized loss on investments                                                 (8,613)
   Change in unrealized appreciation/depreciation on investments                  (208,082)
                                                                               -----------
   Net increase in net assets resulting from operations                             26,490
                                                                               -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    33,919,057
   Shares issued to holders in reinvestment of dividends                           158,249
   Cost of shares redeemed                                                      (1,899,021)
                                                                               -----------
   Net increase in net assets resulting from
     capital share transactions                                                 32,178,285
                                                                               -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                     (231,775)
   From realized gains                                                                  --
                                                                               -----------
                                                                                  (231,775)
                                                                               -----------

TOTAL INCREASE IN NET ASSETS                                                    31,973,000

NET ASSETS:
   Beginning of period                                                                  --
                                                                               -----------
   End of period (including undistributed net investment
     income of $12,668)                                                        $31,973,000
                                                                               -----------
                                                                               -----------

(1)<F39>  Commencement of operations.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                         BAIRD INTERMEDIATE BOND FUND
                                            --------------------------------------------------------------------------------------
                                                                                                                 Institutional
                                            Institutional    Institutional   Institutional   Institutional        Class Shares
                                             Class Shares    Class Shares    Class Shares     Class Shares       September 29,
                                              Year ended      Year ended      Year ended       Year ended     2000(1)<F40> through
                                             December 31,    December 31,    December 31,     December 31,        December 31,
                                                 2004            2003            2002             2001                2000
                                             ------------    ------------    ------------     ------------        ------------
Per Share Data:
   Net asset value, beginning of period      $      10.88    $      10.86    $      10.60     $     10.55          $    10.00
                                             ------------    ------------    ------------     -----------          ----------
Income from investment operations:
   Net investment income                             0.47(6)<F45>    0.49            0.56            0.62(6)<F45>        0.13
   Net realized and unrealized
     gains (losses) on investments                  (0.05)           0.14            0.27            0.08(7)<F46>        0.53
                                             ------------    ------------    ------------     -----------          ----------
   Total from investment operations                  0.42            0.63            0.83            0.70                0.66
                                             ------------    ------------    ------------     -----------          ----------
Less distributions:
   Dividends from net investment income             (0.47)          (0.49)          (0.56)          (0.62)              (0.11)
   Distributions from net realized gains            (0.00)(5)       (0.12)          (0.01)          (0.03)              (0.00)(5)
                                                         <F44>                                                                <F44>
                                             ------------    ------------    ------------     -----------          ----------
   Total distributions                              (0.47)          (0.61)          (0.57)          (0.65)              (0.11)
                                             ------------    ------------    ------------     -----------          ----------
Net asset value, end of period               $      10.83    $      10.88    $      10.86     $     10.60          $    10.55
                                             ------------    ------------    ------------     -----------          ----------
                                             ------------    ------------    ------------     -----------          ----------
Total return                                        3.91%           5.89%           8.02%           6.68%               6.63%(2)
                                                                                                                             <F41>
Supplemental data and ratios:
   Net assets, end of period                 $191,563,699    $149,836,855    $146,236,339     $89,682,104          $9,769,062
   Ratio of expenses to average net assets          0.30%           0.30%           0.30%           0.30%               0.30%(3)
                                                                                                                             <F42>
   Ratio of net investment income
     to average net assets                          4.32%           4.39%           5.20%           5.71%               6.73%(3)
                                                                                                                             <F42>
   Portfolio turnover rate(4)<F43>                  44.8%           64.4%           41.1%           79.5%              102.5%(2)
                                                                                                                             <F41>

(1)<F40>  Commencement of operations.
(2)<F41>  Not annualized.
(3)<F42>  Annualized.
(4)<F43> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F44>  Amount is less than $0.01.
(6)<F45>  Calculated using average shares outstanding during the period.
(7)<F46> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                     See notes to the financial statements


BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                         BAIRD INTERMEDIATE BOND FUND
                                             ------------------------------------------------------------------------------------
                                                                                                                    Investor
                                               Investor        Investor        Investor         Investor          Class Shares
                                             Class Shares    Class Shares    Class Shares     Class Shares       September 29,
                                              Year ended      Year ended      Year ended       Year ended     2000(1)<F47> through
                                             December 31,    December 31,    December 31,     December 31,        December 31,
                                                 2004            2003            2002             2001                2000
                                             ------------    ------------    ------------     ------------        ------------
Per Share Data:
   Net asset value, beginning of period      $      11.17    $      11.13    $      10.71     $     10.56          $    10.00
                                             ------------    ------------    ------------     -----------          ----------
Income from investment operations:
   Net investment income                             0.45(6)<F52>    0.48            0.54(6)<F52>    0.59(6)<F52>        0.13
   Net realized and unrealized
     gains (losses) on investments                  (0.05)           0.14            0.27            0.08(7)             0.53
                                             ------------    ------------    ------------     -----------          ----------
   Total from investment operations                  0.40            0.62            0.81            0.67                0.66
                                             ------------    ------------    ------------     -----------          ----------
Less distributions:
   Dividends from net investment income             (0.44)          (0.46)          (0.38)          (0.49)              (0.10)
   Distributions from net realized gains            (0.00)(5)       (0.12)          (0.01)          (0.03)              (0.00)(5)
                                                         <F51>                                                                <F51>
                                             ------------    ------------    ------------     -----------          ----------
   Total distributions                              (0.44)          (0.58)          (0.39)          (0.52)              (0.10)
                                             ------------    ------------    ------------     -----------          ----------
Net asset value, end of period               $      11.13    $      11.17    $      11.13     $     10.71          $    10.56
                                             ------------    ------------    ------------     -----------          ----------
                                             ------------    ------------    ------------     -----------          ----------
Total return                                        3.65%           5.61%           7.74%           6.43%               6.68%(2)
                                                                                                                             <F48>
Supplemental data and ratios:
   Net assets, end of period                 $  3,012,328    $  1,321,648    $  1,127,162     $ 1,189,191          $  351,262
   Ratio of expenses to average net assets          0.55%           0.55%           0.55%           0.55%               0.55%(3)
                                                                                                                             <F49>
   Ratio of net investment income to average
   net assets                                       4.07%           4.14%           4.95%           5.46%               6.48%(3)
                                                                                                                             <F49>
   Portfolio turnover rate(4)<F50>                  44.8%           64.4%           41.1%           79.5%              102.5%(2)
                                                                                                                             <F48>

(1)<F47>  Commencement of operations.
(2)<F48>  Not annualized.
(3)<F49>  Annualized.
(4)<F50> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F51>  Amount is less than $0.01.
(6)<F52>  Calculated using average shares outstanding during the period.
(7)<F53> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                           BAIRD AGGREGATE BOND FUND
                                            --------------------------------------------------------------------------------------
                                                                                                                  Institutional
                                            Institutional    Institutional   Institutional   Institutional        Class Shares
                                             Class Shares    Class Shares    Class Shares     Class Shares       September 29,
                                              Year ended      Year ended      Year ended       Year ended     2000(1)<F54> through
                                             December 31,    December 31,    December 31,     December 31,        December 31,
                                                 2004            2003            2002             2001                2000
                                             ------------    ------------    ------------     ------------        ------------
Per Share Data:
   Net asset value, beginning of period      $      10.71    $      10.69    $      10.51     $     10.42          $    10.00
                                             ------------    ------------    ------------     -----------          ----------
Income from investment operations:
   Net investment income                             0.49(6)<F59>    0.56            0.62            0.68                0.16
   Net realized and unrealized
     gains (losses) on investments                   0.07            0.20            0.23            0.17                0.42
                                             ------------    ------------    ------------     -----------          ----------
   Total from investment operations                  0.56            0.76            0.85            0.85                0.58
                                             ------------    ------------    ------------     -----------          ----------
Less distributions:
   Dividends from net investment income             (0.50)          (0.56)          (0.62)          (0.67)              (0.16)
   Distributions from net realized gains            (0.03)          (0.18)          (0.05)          (0.09)              (0.00)(5)
                                                                                                                             <F58>
                                             ------------    ------------    ------------     -----------          ----------
  Total distributions                               (0.53)          (0.74)          (0.67)          (0.76)              (0.16)
                                             ------------    ------------    ------------     -----------          ----------
Net asset value, end of period               $      10.74    $      10.71    $      10.69     $     10.51          $    10.42
                                             ------------    ------------    ------------     -----------          ----------
                                             ------------    ------------    ------------     -----------          ----------
Total return                                        5.30%           7.19%           8.30%           8.33%               5.78%(2)
                                                                                                                            <F55>
Supplemental data and ratios:
   Net assets, end of period                 $115,382,862    $ 91,550,534    $ 87,847,176     $83,392,652         $35,975,190
   Ratio of expenses to average net assets          0.30%           0.30%           0.30%           0.30%               0.30%(3)
                                                                                                                            <F56>
   Ratio of net investment income
     to average net assets                          4.58%           4.85%           5.75%           6.33%              6.85%(3)
                                                                                                                           <F56>
   Portfolio turnover rate(4)<F57>                  72.6%          106.7%           51.2%           79.2%              14.7%(2)
                                                                                                                           <F55>

(1)<F54>  Commencement of operations.
(2)<F55>  Not annualized.
(3)<F56>  Annualized.
(4)<F57> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F58>  Amount is less than $0.01.
(6)<F59>  Calculated using average shares outstanding throughout the period.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                           BAIRD AGGREGATE BOND FUND
                                             -------------------------------------------------------------------------------------
                                                                                                                    Investor
                                               Investor        Investor        Investor         Investor          Class Shares
                                             Class Shares    Class Shares    Class Shares     Class Shares       September 29,
                                              Year ended      Year ended      Year ended       Year ended     2000(1)<F60> through
                                             December 31,    December 31,    December 31,     December 31,        December 31,
                                                 2004            2003            2002             2001                2000
                                             ------------    ------------    ------------     ------------        ------------
Per Share Data:
   Net asset value, beginning of period      $      10.88    $      10.84    $      10.57     $     10.43          $    10.00
                                             ------------    ------------    ------------     -----------          ----------
Income from investment operations:
   Net investment income                             0.48(6)<F65>    0.55            0.60(6)<F65>    0.65(6)<F65>        0.15
   Net realized and unrealized
     gains (losses) on investments                   0.07            0.19            0.23            0.17                0.42
                                             ------------    ------------    ------------     -----------          ----------
   Total from investment operations                  0.55            0.74            0.83            0.82                0.57
                                             ------------    ------------    ------------     -----------          ----------
Less distributions:
   Dividends from net investment income             (0.45)          (0.52)          (0.51)          (0.59)              (0.14)
   Distributions from net realized gains            (0.03)          (0.18)          (0.05)          (0.09)              (0.00)(5)
                                                                                                                             <F64>
                                             ------------    ------------    ------------     -----------          ----------
   Total distributions                              (0.48)          (0.70)          (0.56)          (0.68)              (0.14)
                                             ------------    ------------    ------------     -----------          ----------
Net asset value, end of period               $      10.95    $      10.88    $      10.84     $     10.57          $    10.43
                                             ------------    ------------    ------------     -----------          ----------
                                             ------------    ------------    ------------     -----------          ----------
Total return                                        5.20%           6.95%           8.08%           7.98%               5.77%(2)
                                                                                                                            <F61>
Supplemental data and ratios:
   Net assets, end of period                 $    708,858    $    719,844    $    845,481     $   166,622          $   13,223
   Ratio of expenses to average net assets          0.55%           0.55%           0.55%           0.55%               0.55%(3)
                                                                                                                            <F62>
   Ratio of net investment income
     to average net assets                          4.33%           4.60%           5.50%           6.08%               6.60%(3)
                                                                                                                            <F62>
   Portfolio turnover rate(4)<F63>                  72.6%          106.7%           51.2%           79.2%               14.7%(2)
                                                                                                                            <F61>

(1)<F60>  Commencement of operations.
(2)<F61>  Not annualized.
(3)<F62>  Annualized.
(4)<F63> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F64>  Amount is less than $0.01.
(6)<F65>  Calculated using average shares outstanding during the period.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                  BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                          --------------------------------------------------------------------------------------
                                                                                                               Institutional
                                            Institutional         Institutional        Institutional           Class Shares
                                             Class Shares         Class Shares         Class Shares       March 30, 2001(1)<F66>
                                              Year ended           Year ended           Year ended                through
                                          December 31, 2004     December 31, 2003    December 31, 2002       December 31, 2001
                                          -----------------     -----------------    -----------------       -----------------
Per Share Data:
   Net asset value, beginning of period      $      10.91          $      10.86         $      10.25            $      10.00
                                             ------------          ------------         ------------            ------------
Income from investment operations:
   Net investment income                             0.40(5)               0.42(5)              0.43(5)                 0.34(5)
                                                        <F70>                 <F70>                <F70>                   <F70>
   Net realized and unrealized
     gains (losses) on investments                  (0.11)                 0.10                 0.64                    0.17(6)
                                                                                                                           <F71>
                                             ------------          ------------         ------------            ------------
   Total from investment operations                  0.29                  0.52                 1.07                    0.51
                                             ------------          ------------         ------------            ------------
Less distributions:
   Dividends from net investment income             (0.39)                (0.43)               (0.46)                  (0.25)
   Distributions from net realized gains               --                 (0.04)               (0.00)(7)               (0.01)
                                                                                                    <F72>
                                             ------------          ------------         ------------            ------------
   Total distributions                              (0.39)                (0.47)               (0.46)                  (0.26)
                                             ------------          ------------         ------------            ------------
Net asset value, end of period               $      10.81          $      10.91         $      10.86            $      10.25
                                             ------------          ------------         ------------            ------------
                                             ------------          ------------         ------------            ------------
Total return                                        2.69%                 4.91%               10.72%                   5.02%(2)
                                                                                                                           <F67>

Supplemental data and ratios:
   Net assets, end of period                 $ 36,889,211          $ 30,234,195         $ 31,221,508            $ 14,448,572
   Ratio of expenses to average net assets          0.30%                 0.30%                0.30%                   0.30%(3)
                                                                                                                           <F68>
   Ratio of net investment income
     to average net assets                          3.70%                 3.88%                4.11%                  4.32%(3)
                                                                                                                          <F68>
   Portfolio turnover rate(4)<F69>                   4.2%                 17.7%                32.6%                  14.8%(2)
                                                                                                                          <F67>

(1)<F66>  Commencement of operations.
(2)<F67>  Not annualized.
(3)<F68>  Annualized.
(4)<F69> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F70>  Calculated using average shares outstanding during the period.
(6)<F71> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7)<F72>  Amount is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                  BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                          --------------------------------------------------------------------------------------
                                                                                                                 Investor
                                               Investor             Investor             Investor              Class Shares
                                             Class Shares         Class Shares         Class Shares       March 30, 2001(1)<F73>
                                              Year ended           Year ended           Year ended                through
                                          December 31, 2004     December 31, 2003    December 31, 2002       December 31, 2001
                                          -----------------     -----------------    -----------------       -----------------
Per Share Data:
   Net asset value, beginning of period      $      11.09          $      11.02         $      10.27            $      10.00
                                             ------------          ------------         ------------            ------------
Income from investment operations:
   Net investment income                             0.38(5)               0.40(5)              0.41(5)                 0.31(5)
                                                        <F77>                 <F77>                <F77>                   <F77>
   Net realized and unrealized
     gains (losses) on investments                  (0.12)                 0.10                 0.64                    0.17(6)
                                                                                                                           <F78>
                                             ------------          ------------         ------------            ------------
   Total from investment operations                  0.26                  0.50                 1.05                    0.48
                                             ------------          ------------         ------------            ------------
Less distributions:
   Dividends from net investment income             (0.36)                (0.39)               (0.30)                  (0.20)
   Distributions from net realized gains               --                 (0.04)               (0.00)(7)               (0.01)
                                                                                                    <F79>
                                             ------------          ------------         ------------            ------------
   Total distributions                              (0.36)                (0.43)               (0.30)                  (0.21)
                                             ------------          ------------         ------------            ------------
Net asset value, end of period               $      10.99          $      11.09         $      11.02            $      10.27
                                             ------------          ------------         ------------            ------------
                                             ------------          ------------         ------------            ------------
Total return                                        2.40%                 4.69%               10.46%                   4.74%(2)
                                                                                                                           <F74>
Supplemental data and ratios:
   Net assets, end of period                 $  4,611,766          $    756,792         $    706,207            $    624,209
   Ratio of expenses to average net assets          0.55%                 0.55%                0.55%                   0.55%(3)
                                                                                                                           <F75>
   Ratio of net investment income
     to average net assets                          3.45%                 3.63%                3.86%                   4.07%(3)
                                                                                                                           <F75>
   Portfolio turnover rate(4)<F76>                   4.2%                 17.7%                32.6%                   14.8%(2)
                                                                                                                           <F74>

(1)<F73>  Commencement of operations.
(2)<F74>  Not annualized.
(3)<F75>  Annualized.
(4)<F76> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F77>  Calculated using average shares outstanding during the period.
(6)<F78> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7)<F79>  Amount is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                           BAIRD CORE PLUS BOND FUND
                                            --------------------------------------------------------------------------------------
                                                                                                                 Institutional
                                            Institutional    Institutional   Institutional   Institutional        Class Shares
                                             Class Shares    Class Shares    Class Shares     Class Shares       September 29,
                                              Year ended      Year ended      Year ended       Year ended     2000(1)<F80> through
                                             December 31,    December 31,    December 31,     December 31,        December 31,
                                                 2004            2003            2002             2001                2000
                                             ------------    ------------    ------------     ------------        ------------
Per Share Data:
   Net asset value, beginning of period      $      10.45    $      10.45    $      10.42     $     10.45         $     10.00
                                             ------------    ------------    ------------     -----------         -----------
Income from investment operations:
   Net investment income                             0.54            0.56            0.62            0.65                0.14
   Net realized and unrealized
     gains (losses) on investments                   0.10            0.36            0.07            0.05                0.45
                                             ------------    ------------    ------------     -----------         -----------
   Total from investment operations                  0.64            0.92            0.69            0.70                0.59
                                             ------------    ------------    ------------     -----------         -----------
Less distributions:
   Dividends from net investment income             (0.53)          (0.56)          (0.62)          (0.66)              (0.14)
   Distributions from net realized gains            (0.18)          (0.36)          (0.04)          (0.07)              (0.00)(5)
                                                                                                                            <F84>
                                             ------------    ------------    ------------     -----------         -----------
   Total distributions                              (0.71)          (0.92)          (0.66)          (0.73)              (0.14)
                                             ------------    ------------    ------------     -----------         -----------
Net asset value, end of period               $      10.38    $      10.45    $      10.45     $     10.42         $     10.45
                                             ------------    ------------    ------------     -----------         -----------
                                             ------------    ------------    ------------     -----------         -----------
Total return                                        6.29%           8.94%           6.90%           6.84%               5.89%(2)
                                                                                                                            <F81>
Supplemental data and ratios:
   Net assets, end of period                 $ 32,495,641    $ 42,709,634    $ 54,221,923     $69,182,002         $40,083,054
   Ratio of expenses to average net assets          0.30%           0.30%           0.30%           0.30%               0.30%(3)
                                                                                                                            <F82>
   Ratio of net investment income
     to average net assets                          4.85%           4.56%           6.03%           6.25%               6.68%(3)
                                                                                                                            <F82>
   Portfolio turnover rate(4)<F83>                  52.5%          103.1%           66.8%           47.0%               11.8%(2)
                                                                                                                            <F81>

(1)<F80>  Commencement of operations.
(2)<F81>  Not annualized.
(3)<F82>  Annualized.
(4)<F83> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F84>  Amount is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                           BAIRD CORE PLUS BOND FUND
                                             ------------------------------------------------------------------------------------
                                                                                                                    Investor
                                               Investor        Investor        Investor         Investor          Class Shares
                                             Class Shares    Class Shares    Class Shares     Class Shares       September 29,
                                              Year ended      Year ended      Year ended       Year ended     2000(1)<F85> through
                                             December 31,    December 31,    December 31,     December 31,        December 31,
                                                 2004            2003            2002             2001                2000
                                             ------------    ------------    ------------     ------------        ------------
Per Share Data:
   Net asset value, beginning of period      $      10.67    $      10.65    $      10.49     $     10.45         $     10.00
                                             ------------    ------------    ------------     -----------         -----------
Income from investment operations:
   Net investment income                             0.53            0.53(6)<F90>    0.60(6)<F90>    0.64(6)<F90>        0.12
   Net realized and unrealized
     gains (losses) on investments                   0.10            0.37            0.07            0.05                0.45
                                             ------------    ------------    ------------     -----------         -----------
   Total from investment operations                  0.63            0.90            0.67            0.69                0.57
                                             ------------    ------------    ------------     -----------         -----------
Less distributions:
   Dividends from net investment income            (0.50)           (0.52)          (0.47)          (0.58)              (0.12)
   Distributions from net realized gains           (0.18)           (0.36)          (0.04)          (0.07)              (0.00)(5)
                                                                                                                             <F89>
                                             ------------    ------------    ------------     -----------         -----------
   Total distributions                             (0.68)           (0.88)          (0.51)          (0.65)              (0.12)
                                             ------------    ------------    ------------     -----------         -----------
Net asset value, end of period               $      10.62    $      10.67    $      10.65     $     10.49         $     10.45
                                             ------------    ------------    ------------     -----------         -----------
                                             ------------    ------------    ------------     -----------         -----------
Total return                                        6.09%           8.60%           6.58%           6.70%               5.73%(2)
                                                                                                                            <F86>

Supplemental data and ratios:
   Net assets, end of period                 $    125,847    $    124,481    $    296,026     $   258,351         $    13,222
   Ratio of expenses to average net assets          0.55%           0.55%           0.55%           0.55%               0.55%(3)
                                                                                                                            <F87>
   Ratio of net investment income
     to average net assets                          4.60%           4.31%           5.78%           6.00%               6.43%(3)
                                                                                                                            <F87>
   Portfolio turnover rate(4)<F88>                  52.5%          103.1%           66.8%           47.0%               11.8%(2)
                                                                                                                            <F86>

(1)<F85>  Commencement of operations.
(2)<F86>  Not annualized.
(3)<F87>  Annualized.
(4)<F88> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F89>  Amount is less than $0.01.
(6)<F90>  Calculated using average shares outstanding during the period.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                     BAIRD SHORT-TERM BOND FUND
                                                     --------------------------
                                                     Institutional Class Shares
                                                      August 31, 2004(1)<F91>
                                                              through
                                                         December 31, 2004
                                                     --------------------------
Per Share Data:
   Net asset value, beginning of period                     $     10.00
                                                            -----------
Income from investment operations:
   Net investment income                                           0.08
   Net realized and unrealized
     gains (losses) on investments                                (0.07)
                                                            -----------
   Total from investment operations                                0.01
                                                            -----------
Less distributions:
   Dividends from net investment income                           (0.08)
   Distributions from net realized gains                             --
                                                            -----------
   Total distributions                                            (0.08)
                                                            -----------
Net asset value, end of period                              $      9.93
                                                            -----------
                                                            -----------
Total return                                                      0.10%(2)
                                                                      <F92>
Supplemental data and ratios:
   Net assets, end of period                                $31,973,000
   Ratio of expenses to average net assets                        0.30%(3)
                                                                      <F93>
   Ratio of net investment income
     to average net assets                                        2.60%(3)
                                                                      <F93>
   Portfolio turnover rate(4)<F94>                                16.7%(2)
                                                                      <F92>

(1)<F91>  Commencement of operations.
(2)<F92>  Not annualized.
(3)<F93>  Annualized.
(4)<F94> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements


BAIRD FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS       DECEMBER 31, 2004

1. ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund (each, a "Fund" and collectively, the "Funds"), five of the eight portfolios comprising the Corporation and each a diversified fund.

The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000. The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001. The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class Shares on August 31, 2004. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Debt securities are valued at the latest bid price. Common stocks that are listed on a securities exchange are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Investments in open-end mutual funds are valued at the net asset value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

b) Unregistered Securities - Three of the Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without costs to the Funds. The Funds have no right to require registration of unregistered securities. The value of such securities for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund was $11,447,259 (5.88% of net assets), $4,453,506 (3.84% of net assets), $1,570,343 (4.81% of net assets) and
   $154,774 (0.48% of net assets), respectively, at December 31, 2004.

c) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

d) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

e) Allocation of Income and Expenses - Each Fund in the series is charged for those expenses directly attributable to the portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f) Distributions to Shareholders - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

g) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i) Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

3. CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD INTERMEDIATE BOND FUND

                                        Year Ended                                                            Year Ended
                                     December 31, 2004                                                     December 31, 2004
                               -----------------------------                                         -----------------------------
INSTITUTIONAL CLASS SHARES           $              Shares         INVESTOR CLASS SHARES                   $              Shares
                               ------------       ----------                                         ------------       ----------
Shares sold                     $65,558,500        6,038,526       Shares sold                        $1,907,197         170,365
Shares issued through                                              Shares issued through
  reinvestment of dividends       6,589,217          608,839         reinvestment of dividends            69,932           6,291
Shares redeemed                 (29,612,681)      (2,727,641)      Shares redeemed                      (270,885)        (24,345)
                               ------------       ----------                                          ----------         -------
Net Increase                   $ 42,535,036        3,919,724       Net Increase                       $1,706,244         152,311
                               ------------                                                           ----------
                               ------------                                                           ----------
Shares Outstanding:                                                Shares Outstanding:
    Beginning of period                           13,774,239           Beginning of period                               118,294
                                                  ----------                                                             -------
    End of period                                 17,693,963           End of period                                     270,605
                                                  ----------                                                             -------
                                                  ----------                                                             -------

                                        Year Ended                                                            Year Ended
                                     December 31, 2003                                                     December 31, 2003
                               -----------------------------                                         -----------------------------
INSTITUTIONAL CLASS SHARES           $              Shares         INVESTOR CLASS SHARES                   $              Shares
                               ------------       ----------                                         ------------       ----------
Shares sold                     $43,116,910        3,940,148       Shares sold                        $  341,300          30,154
Shares issued through                                              Shares issued through
  reinvestment of dividends       7,173,357          655,863         reinvestment of dividends            49,059           4,370
Shares redeemed                 (47,232,471)      (4,289,404)      Shares redeemed                      (195,921)        (17,497)
                               ------------       ----------                                          ----------         -------
Net Increase                   $  3,057,796          306,607       Net Increase                       $  194,438          17,027
                               ------------                                                           ----------
                               ------------                                                           ----------
Shares Outstanding:                                                Shares Outstanding:
    Beginning of period                           13,467,632           Beginning of period                               101,267
                                                  ----------                                                             -------
    End of period                                 13,774,239           End of period                                     118,294
                                                  ----------                                                             -------
                                                  ----------                                                             -------

BAIRD AGGREGATE BOND FUND

                                        Year Ended                                                            Year Ended
                                     December 31, 2004                                                     December 31, 2004
                               -----------------------------                                         -----------------------------
INSTITUTIONAL CLASS SHARES           $              Shares         INVESTOR CLASS SHARES                   $              Shares
                               ------------       ----------                                         ------------       ----------
Shares sold                    $ 48,367,650        4,492,828       Shares sold                        $  685,253          62,158
Shares issued through                                              Shares issued through
  reinvestment of dividends       4,549,171          425,224         reinvestment of dividends            14,520           1,326
Shares redeemed                 (29,182,312)      (2,725,437)      Shares redeemed                      (721,961)        (64,948)
                               ------------       ----------                                          ----------         -------
Net Increase                   $ 23,734,509        2,192,615       Net Decrease                       $  (22,188)         (1,464)
                               ------------                                                           ----------
                               ------------                                                           ----------
Shares Outstanding:                                                Shares Outstanding:
    Beginning of period                            8,549,014           Beginning of period                                66,185
                                                  ----------                                                             -------
    End of period                                 10,741,629           End of period                                      64,721
                                                  ----------                                                             -------
                                                  ----------                                                             -------

                                        Year Ended                                                            Year Ended
                                     December 31, 2003                                                     December 31, 2003
                               -----------------------------                                         -----------------------------
INSTITUTIONAL CLASS SHARES           $              Shares         INVESTOR CLASS SHARES                   $              Shares
                               ------------       ----------                                         ------------       ----------
Shares sold                    $ 36,542,668        3,355,566       Shares sold                        $  146,574          13,362
Shares issued through                                              Shares issued through
  reinvestment of dividends       5,293,396          490,460         reinvestment of dividends            46,370           4,231
Shares redeemed                 (38,165,353)      (3,516,771)      Shares redeemed                      (322,250)        (29,428)
                               ------------       ----------                                          ----------         -------
Net Increase                   $  3,670,711          329,255       Net Decrease                       $ (129,306)        (11,835)
                               ------------                                                           ----------
                               ------------                                                           ----------
Shares Outstanding:                                                Shares Outstanding:
    Beginning of period                            8,219,759           Beginning of period                                78,020
                                                  ----------                                                             -------
    End of period                                  8,549,014           End of period                                      66,185
                                                  ----------                                                             -------
                                                  ----------                                                             -------

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

                                        Year Ended                                                            Year Ended
                                     December 31, 2004                                                     December 31, 2004
                               -----------------------------                                         -----------------------------
INSTITUTIONAL CLASS SHARES           $              Shares         INVESTOR CLASS SHARES                   $              Shares
                               ------------       ----------                                         ------------       ----------
Shares sold                     $11,175,557        1,016,975       Shares sold                        $5,048,883         456,491
Shares issued through                                              Shares issued through
  reinvestment of dividends       1,044,261           96,858         reinvestment of dividends            77,154           7,040
Shares redeemed                  (5,105,189)        (471,111)      Shares redeemed                    (1,232,642)       (112,263)
                               ------------       ----------                                          ----------         -------
Net Increase                     $7,114,629          642,722       Net Increase                       $3,893,395         351,268
                               ------------                                                           ----------
                               ------------                                                           ----------
Shares Outstanding:                                                Shares Outstanding:
    Beginning of period                            2,770,770           Beginning of period                                68,214
                                                  ----------                                                             -------
    End of period                                  3,413,492           End of period                                     419,482
                                                  ----------                                                             -------
                                                  ----------                                                             -------

                                        Year Ended                                                            Year Ended
                                     December 31, 2003                                                     December 31, 2003
                               -----------------------------                                         -----------------------------
INSTITUTIONAL CLASS SHARES           $              Shares         INVESTOR CLASS SHARES                   $              Shares
                               ------------       ----------                                         ------------       ----------
Shares sold                    $    947,840           87,103       Shares sold                        $  712,024          64,242
Shares issued through                                              Shares issued through
  reinvestment of dividends       1,258,681          115,648        reinvestment of dividends             20,358           1,838
Shares redeemed                  (3,356,549)        (308,069)      Shares redeemed                      (673,969)        (61,970)
                               ------------       ----------                                          ----------         -------
Net Decrease                   $ (1,150,028)        (105,318)      Net Increase                       $   58,413           4,110
                               ------------                                                           ----------
                               ------------                                                           ----------
Shares Outstanding:                                                Shares Outstanding:
    Beginning of period                            2,876,088           Beginning of period                                64,104
                                                  ----------                                                             -------
    End of period                                  2,770,770           End of period                                      68,214
                                                  ----------                                                             -------
                                                  ----------                                                             -------

BAIRD CORE PLUS BOND FUND

                                        Year Ended                                                            Year Ended
                                     December 31, 2004                                                     December 31, 2004
                               -----------------------------                                         -----------------------------
INSTITUTIONAL CLASS SHARES           $              Shares         INVESTOR CLASS SHARES                   $              Shares
                               ------------       ----------                                         ------------       ----------
Shares sold                    $  2,974,318          282,586       Shares sold                        $   13,500           1,261
Shares issued through                                              Shares issued through
  reinvestment of dividends       1,177,007          113,096         reinvestment of dividends             5,106             480
Shares redeemed                 (14,326,134)      (1,353,665)      Shares redeemed                       (16,231)         (1,555)
                               ------------       ----------                                          ----------         -------
Net Decrease                   $(10,174,809)        (957,983)      Net Increase                       $    2,375             186
                               ------------                                                           ----------
                               ------------                                                           ----------
Shares Outstanding:                                                Shares Outstanding:
    Beginning of period                            4,088,695           Beginning of period                                11,662
                                                  ----------                                                             -------
    End of period                                  3,130,712           End of period                                      11,848
                                                  ----------                                                             -------
                                                  ----------                                                             -------

                                        Year Ended                                                            Year Ended
                                     December 31, 2003                                                     December 31, 2003
                               -----------------------------                                         -----------------------------
INSTITUTIONAL CLASS SHARES           $              Shares         INVESTOR CLASS SHARES                   $              Shares
                               ------------       ----------                                         ------------       ----------
Shares sold                    $  7,732,126          725,295       Shares sold                        $   16,683           1,510
Shares issued through                                              Shares issued through
  reinvestment of dividends       1,816,338          171,853         reinvestment of dividends             7,722             716
Shares redeemed                 (21,173,372)      (1,996,165)      Shares redeemed                      (197,109)        (18,350)
                               ------------       ----------                                          ----------         -------
Net Decrease                   $(11,624,908)      (1,099,017)      Net Decrease                       $ (172,704)        (16,124)
                               ------------                                                           ----------
                               ------------                                                           ----------
Shares Outstanding:                                                Shares Outstanding:
    Beginning of period                            5,187,712           Beginning of period                                27,786
                                                  ----------                                                             -------
    End of period                                  4,088,695           End of period                                      11,662
                                                  ----------                                                             -------
                                                  ----------                                                             -------

BAIRD SHORT-TERM BOND FUND

                                  August 31, 2004(1)<F95>
                                          through
                                     December 31, 2004
                               -----------------------------
INSTITUTIONAL CLASS SHARES           $              Shares
                               ------------       ----------
Shares sold                     $33,919,057        3,395,735
Shares issued through
  reinvestment of dividends         158,249           15,909
Shares redeemed                  (1,899,021)        (191,235)
                               ------------       ----------
Net Increase                    $32,178,285        3,220,409
                               ------------
                               ------------
Shares Outstanding:
    Beginning of period                                   --
                                                  ----------
    End of period                                  3,220,409
                                                  ----------
                                                  ----------

(1)<F95>  Commencement of operations.

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the year ended December 31, 2004, (note that the Baird Short-Term Bond Fund commenced operations on August 31, 2004) purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                         Baird
                           Baird          Baird       Intermediate      Baird          Baird
                        Intermediate    Aggregate      Municipal      Core Plus      Short-Term
                         Bond Fund      Bond Fund      Bond Fund      Bond Fund      Bond Fund
                        ------------    ---------     -----------     ---------      ----------
Purchases:
   U.S. Government      $60,414,987    $63,791,261    $        --    $12,172,762    $18,099,948
   Other                $62,252,654    $41,061,330    $11,328,726    $ 6,018,359    $14,075,202
Sales:
   U.S. Government      $52,553,395    $56,889,797    $        --    $16,868,569    $ 3,264,152
   Other                $21,084,829    $23,622,608    $ 1,568,636    $12,300,761    $   118,206

At December 31, 2004, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

                                                                               INTERMEDIATE
                                              INTERMEDIATE      AGGREGATE       MUNICIPAL       CORE PLUS       SHORT-TERM
                                                BOND FUND       BOND FUND       BOND FUND       BOND FUND        BOND FUND
                                              ------------      ---------      ------------     ---------       ----------
Cost of Investments                           $195,269,862    $112,589,326     $41,732,095     $31,951,080      $31,788,368
                                              ------------    ------------     -----------     -----------      -----------
                                              ------------    ------------     -----------     -----------      -----------
Gross unrealized appreciation                 $  4,213,676    $  3,005,210     $ 1,088,345     $ 1,036,941      $     2,448
Gross unrealized depreciation                   (1,742,121)       (717,587)       (199,844)       (380,105)        (211,093)
                                              ------------    ------------     -----------     -----------      -----------
Net unrealized appreciation/depreciation      $  2,471,555    $  2,287,623     $   888,501     $   656,836      $  (208,645)
                                              ------------    ------------     -----------     -----------      -----------
                                              ------------    ------------     -----------     -----------      -----------
Undistributed ordinary income                 $    223,829    $    134,477     $    34,676     $    44,709      $    12,668
Undistributed long-term capital gain                    --          42,323              --          21,657               --
                                              ------------    ------------     -----------     -----------      -----------
Total distributable earnings                  $    223,829    $    176,800     $    34,676     $    66,366      $    12,668
                                              ------------    ------------     -----------     -----------      -----------
                                              ------------    ------------     -----------     -----------      -----------
Other accumulated gains (losses)              $   (651,749)   $         --     $   (25,373)    $        --      $    (9,308)
                                              ------------    ------------     -----------     -----------      -----------
Total accumulated earnings (losses)           $  2,043,635    $  2,464,423     $   897,804     $   723,202      $  (205,285)
                                              ------------    ------------     -----------     -----------      -----------
                                              ------------    ------------     -----------     -----------      -----------

Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

The tax components of dividends paid during the periods ended December 31, 2004 and December 31, 2003 were:

                                                        2004                               2003
                                           -------------------------------    -------------------------------
                                              ORDINARY         LONG-TERM         ORDINARY         LONG-TERM
                                               INCOME        CAPITAL GAINS        INCOME        CAPITAL GAINS
                                           DISTRIBUTIONS     DISTRIBUTIONS    DISTRIBUTIONS     DISTRIBUTIONS
                                           -------------     -------------    -------------     -------------
Baird Intermediate Bond Fund                 $7,212,508        $     --         $8,170,389       $       --
Baird Aggregate Bond Fund                    $5,007,328        $138,814         $4,483,491       $1,447,030
Baird Intermediate Municipal Bond Fund       $    8,850        $     --         $  128,007       $    1,601
Baird Core Plus Bond Fund                    $1,816,264        $454,258         $2,630,370       $1,282,895
Baird Short-Term Bond Fund                   $  231,775        $     --            N/A               N/A

For the years ended December 31, 2004 and December 31, 2003, distributions of $1,314,020 and $1,221,366, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2004, the Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Short-Term Bond Fund elected to defer capital losses occurring between November 1, 2004 and December 31, 2004 in the amount of $166,180, $18,747 and $1,158, respectively.

At December 31, 2004, the Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, and Baird Short-Term Bond Fund had accumulated net realized capital loss carryovers of $485,569, $6,626 and $8,150, respectively, expiring in 2012. To the extent these Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforward.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with the Advisor. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees and fees under the 12b-1 plan. Pursuant to the Administration Agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund as applied to the respective Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

6. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to compensate the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund incurred $5,355, $881, $6,767 and $300, respectively, in fees pursuant to the Plan for the year ended December 31, 2004.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Baird Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund (five of the portfolios constituting Baird Funds, Inc., hereafter referred to as the "Funds") at December 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 22, 2005

BAIRD FUNDS, INC.

DIRECTORS & OFFICERS AS OF DECEMBER 31, 2004

                                              Term of                                                   Number of
                                 Position(s)  Office                                                    Portfolios   Other
                                 Held with    and Length   Principal                                    in Complex   Directorships
                                 the          Of Time      Occupation(s)                                Overseen     Held
Name, Address, and Age           Corporation  Served       During Past 5 Years                          by Director  by Director
----------------------           -----------  ----------   -------------------                          -----------  -----------
G. Frederick Kasten, Jr. *<F96>  Director     Indefinite;  Chairman, the Advisor since January 2000;        8        Director of
777 East Wisconsin Avenue        And          Since        Chairman & CEO, the Advisor (January 1998-                Regal-Beloit
Milwaukee, WI  53202             Chairman     September    January 2000); President, Chairman and                    Corporation, a
Age:  65                                      2000         CEO, the Advisor (June 1983-January 1998);                manufacturing
                                                           President, the Advisor (January 1979-                     company
                                                           January 1983)

John W. Feldt                    Independent  Indefinite;  Senior Vice President-Finance, University        8        Director of
University of                    Director     Since        of Wisconsin Foundation since 1985; Vice                  Thompson
  Wisconsin Foundation                        September    President-Finance, University of Wisconsin                Plumb Funds,
1848 University Avenue                        2000         Foundation (1980-1985); Associate Director,               a mutual fund
Madison, WI  53705                                         University of Wisconsin Foundation                        complex of
Age:  62                                                   (1967-1980)                                               which Mr.
                                                                                                                     Feldt oversees
                                                                                                                     4 portfolios

George C. Kaiser                 Independent  Indefinite;  CEO, George Kaiser & Co., a business
759 N. Milwaukee Street          Director     Since        consulting company, since 1999; Chairman         8        None
Milwaukee, WI  53202                          September    and CEO, Hanger Tight Company, a manufacturing
Age:  71                                      2000         company (1988-1999); Chairman and CEO, Interstore
                                                           Transfer Systems, Ltd., a manufacturing company
                                                           (1992-1999); Chairman, International Retail
                                                           Services Group, Ltd. (1995-1999); Executive
                                                           Vice President, Arandell Schmidt Co., a
                                                           catalog printer company (1984-1987); various
                                                           positions Arthur Andersen & Co. (1957-1964,
                                                           1967-1984), most recently serving as Partner
                                                           (1969-1984); Secretary of Administration, State
                                                           of Wisconsin (1965-1967)

Frederick P. Stratton, Jr.       Independent  Indefinite;  Chairman Emeritus, Briggs & Stratton             8        Director of
777 East Wisconsin Avenue        Director     Since May    Corporation, a manufacturing company, since               Midwest Air
Suite 1400                                    2004         2003; Chairman, Briggs & Stratton Corporation             Group, Inc.,
Milwaukee, WI  53202                                       (2001-2002); Chairman and CEO,                            an airline
Age:  65                                                   Briggs & Stratton Corporation (1986-2001)                 company;
                                                                                                                     Weyco Group,
                                                                                                                     Inc., a men's
                                                                                                                     footwear
                                                                                                                     distributor;
                                                                                                                     Wisconsin
                                                                                                                     Energy
                                                                                                                     Corporation
                                                                                                                     and its
                                                                                                                     subsidiaries
                                                                                                                     Wisconsin
                                                                                                                     Electric
                                                                                                                     Company and
                                                                                                                     Wisconsin Gas
                                                                                                                     Company

Mary Ellen Stanek                President    Indefinite;  Managing Director, the Advisor, and Chief        N/A      N/A
777 East Wisconsin Avenue                     Since        Investment Officer, Baird Advisors, a
Milwaukee, WI  53202                          September    department of the Advisor, since March 2000;
Age:  48                                      2000         President and CEO, Firstar Investment Research
                                                           & Management Company, LLC ("FIRMCO") (November
                                                           1998-February 2000); President, Firstar Funds,
                                                           Inc. (December 1998-March 2000); President and
                                                           Chief Operating Officer, FIRMCO (March 1994-
                                                           November 1998)

J. Bary Morgan                   Senior Vice  Indefinite;  Chief Investment Officer, Baird Investment       N/A      N/A
777 East Wisconsin Avenue        President    Since        Management, a department of the Advisor,
Milwaukee, WI 53202                           February     since January 2004; Managing Director, the
Age: 39                                       2003         Advisor since January 2001; Director, Baird
                                                           Investment Management (January 2001-January
                                                           2004); Senior Vice President, the Advisor
                                                           (January 2000-January 2001); First Vice
                                                           President, the Advisor (January 1996-
                                                           January 2000)

Todd S. Nichol                   Vice         Indefinite;  Chief Compliance Officer, the Advisor            N/A      N/A
777 East Wisconsin Avenue        President    Since        since October 2004; Assistant Compliance
Milwaukee, WI 53202              and          August       Director, the Advisor since August 2002;
Age: 42                          Chief        2004         Senior Vice President, the Advisor since
                                 Compliance                January 2005; First Vice President, the
                                 Officer                   Advisor (January 2004-January 2005):
                                                           Vice President, the Advisor (August 2002-
                                                           January 2004); Vice President-Risk
                                                           Management; BNY Clearing Services, LLC,
                                                           a division of The Bank of New York
                                                           (August 1995-August 2002)

Russell P. Schwei                Vice         Indefinite;  Operations Director, the Advisor since           N/A      N/A
777 East Wisconsin Avenue        President    Since        July 1992; Chief Financial Officer and
Milwaukee, WI 53202                           September    Managing Director, the Advisor (February
Age: 45                                       2000         1999-December 1999); Managing Director,
                                                           the Advisor since January 1997

Leonard M. Rush                  Treasurer    Indefinite;  Chief Financial Officer, the Advisor             N/A      N/A
777 East Wisconsin Avenue                     Since        since January 2000
Milwaukee, WI 53202                           September
Age: 58                                       2000

Brett R. Meili                   Secretary    Indefinite;  Associate General Counsel, the Advisor           N/A      N/A
777 East Wisconsin Avenue                     Since        since April 1999; Senior Counsel, Strong
Milwaukee, WI 53202                           September    Capital Management, Inc, a mutual fund
Age: 42                                       2000         company (January 1996-April 1999)

*<F96> Mr. Kasten is an "interested person" of the Corporation (as defined in the 1940 Act) because he serves as the Chairman of the Advisor.

Additional information about the Funds' directors is available in the Statement of Additional Information which may be obtained without charge, upon request, by calling 1-866-44BAIRD.

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov.

Each Fund's proxy voting record, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov.

                         PORTFOLIO HOLDINGS DISCLOSURE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-888-732-0330.

                               BAIRD FUNDS, INC.

                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-866-44BAIRD

BOARD OF DIRECTORS
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser
Frederick P. Stratton, Jr.

INVESTMENT ADVISOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND - DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202

DISTRIBUTOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(BAIRD FUNDS LOGO)

ANNUAL REPORT
December 31, 2004

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Fund

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

SHAREHOLDER LETTER                                                            1

2004 ECONOMIC AND STOCK MARKET COMMENTARY                                     2

BAIRD LARGECAP FUND                                                           5

BAIRD MIDCAP FUND                                                            12

BAIRD SMALLCAP FUND                                                          19

ADDITIONAL INFORMATION ON FUND EXPENSES                                      26

STATEMENTS OF ASSETS AND LIABILITIES                                         28

STATEMENTS OF OPERATIONS                                                     29

STATEMENTS OF CHANGES IN NET ASSETS                                          30

FINANCIAL HIGHLIGHTS                                                         33

NOTES TO THE FINANCIAL STATEMENTS                                            39

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                      46

DIRECTORS AND OFFICERS                                                       47

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Dear Shareholders,

We would like to thank you for investing in the Baird Funds. The financial markets continued to advance in 2004 and we appreciate the opportunity to help our investors participate in these positive developments. The Baird Funds continued to grow during the year with the introduction of the Baird Short-Term Bond Fund and the Baird SmallCap Fund. Net assets in the Baird Funds as of December 31, 2004 were approximately $590 million.

In this Annual Report we review the equity market in 2004 and the performance and composition of each of the Baird Equity Funds. We hope you find this report both informative and helpful in achieving your investment goals. We thank you for your support and look forward to continued mutual success. Thank you again for choosing Baird Funds.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds, Inc.

2004 ECONOMIC AND STOCK MARKET COMMENTARY

After declining during the summer months amid higher oil prices and the US economy's "soft patch", stocks rallied in the final months of 2004 as investors found relief in the elimination of US presidential election uncertainty and a retreat in energy prices. Specifically, the Dow Jones Industrial Average (the "Dow Industrials") rose +4.47% and the Standard & Poor's 500 Index (the "S&P 500") gained +7.19% during the year's second half, bringing their full-year total returns to +5.31% and +10.88%, respectively. This marked the first back-to-back calendar year gains for these two benchmarks since 1999.

Despite a hotly contested presidential election, five interest rate hikes from the Federal Reserve, $50/barrel oil and ballooning trade and budget deficits, the US economy grew at the fastest rate in five years in 2004, posting a +4.4% gain in inflation adjusted gross domestic product (i.e., real GDP). We believe 2005 offers the potential for continued US economic growth and further stock market gains, although investor confidence could be tested by factors including dollar weakness, higher interest rates and slower corporate profit growth, not to mention unexpected adverse geopolitical developments. Sustained economic growth in the US depends on continued gains in consumer spending and business investment. With stimulus from tax cuts and low interest rates fading, growth in consumer spending will likely depend on income gains from additional job creation. Therefore, to sustain spending growth, we believe the improvement in 2005 US employment needs to approximate 2004's 2.2 million job increase.

A sustained rise in home prices is another important element in the outlook for consumer spending. A recent report sponsored by the National Association of Realtors shows that an increase in wealth from rising home values translates into higher consumer spending much more quickly than wealth gains from rising stock prices. Specifically, the study shows that the typical US consumer spends about 5% of the annual increase in their home's value, with 80% of the expenditures occurring within twelve months. With US home prices recently rising at near double-digit year-over-year rates, consumer spending growth is likely to exceed expectations until home price gains slow sharply. Finally, thanks to strong balance sheets, rising cash flows and recently enacted legislation allowing foreign derived profits to be repatriated at favorable tax rates, we believe US businesses also have the wherewithal to sustain robust spending growth. Adding it all up, we expect 2005 US real GDP growth to pace in the +3% to +4% range with stronger growth in the first half of the year and slower growth in the second half.

We believe economic growth outside the US is also likely to be in the +3% to +4% range, thanks to robust gains in the developing economies of non-Japan Asia and Latin America. Despite the implementation of several needed economic reforms, export driven economies in Europe and Japan will likely struggle as the dollar's lower exchange rate renders imports from these countries less competitive. Although higher import prices could be viewed as inflationary for the US economy, competition from dollar-pegged China is likely to restrain US import price increases. While continued economic growth is expected to sustain the global appetite for raw materials, 2004's broad-based gains in commodity prices due to unexpectedly strong demand is unlikely to be repeated in 2005. For example, we expect oil to trade in a range of $40 to $50 per barrel in 2005 after trading as high as $56 per barrel in 2004. Despite cyclical inflationary pressures from high commodity prices and a weak dollar, the secular deflationary forces exerted by high debt levels, intense global competition and the technology revolution are currently intact. Consequently, US inflation in 2005 is likely to remain subdued, with the Consumer Price Index posting a gain below its +3.3% increase in 2004.

Absent a jump in inflation or an unanticipated deceleration in economic growth, we anticipate the Federal Reserve will likely continue its "measured" quarter-point increases in short-term interest rates. We expect the Fed to raise rates an additional 125 basis points (1.25 percentage points) in 2005, taking the target Fed Funds rate to 3.5% by the end of the year. A Fed Funds rate at this level would comfortably exceed the inflation rate and could be viewed as "neutral" to the economy (i.e., neither accommodative nor restrictive). Additional increases in short-term interest rates by the Federal Reserve are likely to put upward pressure on longer-term interest rates. Although the Fed's actions in 2004, taking short-term rates from a 46 year low of 1% to 2.25%, had virtually no impact on longer-term rates, we expect long-term rates to move higher in 2005, especially if economic growth accelerates or inflation pressures intensify. Specifically, we look for the yield on the bellwether ten-year US Treasury note to trade in a range of 4% to 5.5% (versus 3.7% to 4.9% in 2004), finishing the year around 5%.

Rising interest rates and sustained economic growth should help stabilize the dollar's foreign exchange rate. While attempting to forecast currency exchange rates can be a "fool's errand", the dollar is due for a rally after declining more than -15% from its early 2002 peak versus a trade-weighted basket of foreign currencies. Dollar "bears" cite the re-emergence of America's twin trade and budget deficits to support their case for further weakness in the greenback. However, after posting a record $412 billion shortfall for the year ended September 2004, the US federal budget deficit should improve thanks to sustained economic growth. Finally, the US trade deficit should show some improvement as the lagged effect of the dollar's decline begins to impact the relative levels of imports and exports. Although the odds favor a rally in the dollar early in 2005, the US currency is likely to remain under pressure until the Chinese modify their currency's peg to the dollar in order to slow the burgeoning US trade deficit with China. Such a move is likely to involve either a shift in the pegged exchange rate that revalues the Chinese currency higher versus the dollar or a shift from a dollar-only peg to a peg based on a "basket" of major currencies. We believe any move toward a more realistic exchange rate for China's currency would be positive for the dollar and the US economy over the long-term.

The dollar's gradual descent over the past three years has helped US corporate profits. Not only are US products more competitive in overseas markets, profits earned by the foreign affiliates of US companies are translated into more dollars. The exchange rate boost, along with improved productivity and a solid domestic economy, has allowed operating earnings for the S&P 500 companies to rise 37% over the past two years. This rise in earnings nearly matches the gain in the S&P 500 Index over this period. However, we believe earnings gains in 2005 are unlikely to match the growth rates posted in recent quarters as cost pressures from rising raw materials prices, higher interest rates and smaller productivity gains restrain profit growth. Consequently, the upside potential for share prices in 2005 is limited, in our opinion, because investors will assign lower valuations (i.e., lower price-to-earnings ratios) to stocks to reflect slower earnings gains and increased competition from higher bond yields.

Some observers argue that today's low inflation, low interest rates and sustained economic growth justify higher price-to-earnings multiples for stocks. Given the risks to the outlook, we believe today's stock valuations provide too little margin of safety. At eighteen times estimated operating earnings for 2004, the current level of the stock market as measured by the S&P 500 is meaningfully above its post-WWII average of sixteen times trailing earnings. As a result, stock prices are vulnerable to adverse economic and geopolitical developments. Among these risks are: the dollar's exchange rate declines sharply due to further deterioration in the US budget and trade deficits; oil prices surge to $60+ per barrel due to a disruption in the oil supply; inflation jumps and interest rates spike due to dollar weakness and/or oil price increases; US consumer spending growth slows as a result of anemic job gains and soft real estate prices; and lastly, global growth decelerates sharply due to an economic slowdown in the US, leading to a "hard landing" in China and raising recessionary pressures in Japan and Europe. On the geopolitical front, risks include: Iraq deteriorates further forcing the US to increase its military presence; terrorist activity threatens to destabilize Saudi Arabia and the entire Middle East; Russia backslides further toward authoritarianism; and, emboldened by US preoccupation with Iraq, Iran and North Korea resume their nuclear weapons programs. Needless to say, any of these developments, should they occur, could be negative for stock prices, especially at today's elevated valuations. Consequently, although the odds favor a positive outcome for the economy in 2005, stock market investors are likely to experience wider swings in share prices versus 2004's below-average volatility.

Except for historical information contained in this annual report for the Baird Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or fund manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on these reports include the accuracy of the advisor's or fund manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or fund manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with that Fund.

BAIRD EQUITY FUNDS INVESTMENT MANAGEMENT TEAM
---------------------------------------------
Robinson Bosworth III, Managing Director and Senior Portfolio Manager
J. Bary Morgan, CFA, Managing Director and Chief Investment Officer of Baird Investment Management
David W. Bowman, CFA, Senior Vice-President and Senior Portfolio Manager Richard A. Burling, CFA, Senior Vice-President and Senior Portfolio Manager Charles F. Severson, CFA, Senior Vice-President and Senior Portfolio Manager Joel D. Vrabel, CFA, Senior Vice-President and Senior Portfolio Manager
Greg P. Edwards, CFA, Vice-President and Portfolio Manager

BAIRD LARGECAP FUND
DECEMBER 31, 2004

Similar to 2003's results, 2004's stock market performance favored low quality companies over high quality companies and value stocks over growth stocks. In addition, investors favored companies benefiting from the sharp rise in commodity prices, such as firms in the energy, chemical and steel industries. These trends put the high quality, growth companies that the Fund's advisor emphasizes in the Baird LargeCap Fund at a performance disadvantage. Consequently, the Fund's equity performance trailed the broad market benchmarks in 2004. Specifically, Institutional Class shares provided a +3.88% return in the final six months of 2004 (+3.79% for Investor Class shares), bringing the full-year result to +5.21% (+5.00% for Investor Class shares). These returns lagged the performance of the Fund's primary benchmark, the Standard & Poor's 500 Index (the "S&P 500"). The S&P 500 posted six month and full-year returns of +7.19% and +10.88%, respectively. 2004's winning themes were not consistent with the emphasis of the Fund's investment advisor ("Baird") on high quality companies - that is, companies that are leaders in their respective industries and that have strong balance sheets and an established record of consistent growth in sales, earnings, cash flows and dividends. Indeed, Standard & Poor's reports that the growth stock component of the S&P 500 (S&P 500/Barra Growth Index) posted a +6.14% gain in 2004 while the value stock component (S&P 500/Barra Value Index) gained +15.71%.

Last year's best performing S&P 500 sectors were Energy (+29% in 2004), Utilities (+20% in 2004), Telecommunications Services (+16% in 2004), Industrials (+16% in 2004) and Consumer Discretionary (+12% in 2004). Sectors where the Fund traditionally concentrates investments because of their favorable quality and growth characteristics (and where the Fund was concentrated in 2004) were laggards with Health Care (flat in 2004), Information Technology (+2% in
2004), Consumer Staples (+7% in 2004) and Financials (+7% in 2004) all underperforming the S&P 500 Index return. The underperformance of the Fund's investment style in 2004 can be viewed as a cyclical adjustment following the above-market returns posted by this approach during the market decline from the "bubble" highs in early 2000 to the lows of October 2002. Baird expects investors will again embrace high quality, predictable growth companies when, as Baird anticipates, the economy slows to a more sustainable growth rate and profit gains moderate. Baird believes that the Fund's overall higher quality, higher growth profile versus the S&P 500 (measured on a market-weighted basis utilizing Standard & Poor's quality ratings and historical earnings, sales and dividend growth rates) is a winning strategy over the full market cycle, delivering competitive returns with less price volatility. Consequently, Baird intends to adhere to its investment discipline despite recent performance trends.

As stated above, the Fund's sector weightings were a major source of underperformance during the year with above benchmark exposure to the weak Health Care and Technology sectors compounded by under exposure to the year's top performing Energy sector and by lack of exposure to the better performing Utilities and Telecommunications sectors. Stock selection among the year's laggard groups provided mixed results with strong returns from core holding Dell (+24% in 2004) and more recent additions Adobe (+61% in 2004) and Electronic Arts (+29% since the initial purchase date in November 2004) in the Technology sector offset by a disappointing year for core holdings Cisco and Intel (-20% and -27%, respectively, in 2004). In the Health Care sector, standout returns from pharmacy benefit manager Caremark Rx (+55% in 2004) and Johnson & Johnson (+23% in 2004) were almost completely negated by disappointing performances from drug companies Eli Lilly and Pfizer (-19% and -24%, respectively, in 2004). Finally, in the Financials sector, flat results from core holdings American International Group and Citigroup and disappointing returns from State Street (-6% in 2004) adversely affected the Fund's relative performance.

Stock selection in 2004's better performing sectors positively affected the Fund's relative performance. In the Consumer Discretionary sector, strong returns from new holdings McGraw-Hill, Staples and Target (+19%, +35% and +18%, respectively, since their initial purchase dates), along with substantial gains in core holdings Best Buy (+14% in 2004) and Home Depot (+20% in 2004), aided the Fund's performance. The only negative performer among the Fund's Consumer Discretionary holdings was New York Times (-8% from the beginning of the year through the date the stock was eliminated from the portfolio). Stock selection also positively impacted relative performance in the Industrials sector. Specifically, above-benchmark performances from core holdings General Electric and UPS (+18% and +15%, respectively in 2004) and excellent results from the Fund's new position in Illinois Tool Works (+19% since the initial purchase date) were bright spots in the portfolio in 2004. Cintas (-12% in 2004) was the only blemish on the Fund's holdings in the Industrials sector last year.

Four stocks eliminated from the portfolio in 2004, Cardinal Health, Fifth 3rd Bancorp, Hewlett-Packard and Nokia, contributed meaningfully to the Fund's disappointing relative performance. From the beginning of the year through the dates the positions were eliminated, Cardinal declined 28%, Fifth 3rd dropped 22%, Hewlett-Packard fell 35% and Nokia declined 17%. All four companies failed to adequately adjust their business models to address challenges in their respective industries. Cardinal's attempt to transform its drug distribution business model in order to cope with changes in the pharmaceutical industry proved more difficult and time consuming than anticipated. In addition, Cardinal's executive management team experienced significant change (including the resignation of the Chief Financial Officer, which delayed the release of the company's fiscal fourth quarter results) as the board of directors conducted an internal review of the company's accounting practices. As a result, Baird sold the stock, believing it prudent to watch from the sidelines while Cardinal completes the transformation of its business model, the management team stabilizes and the company's financial accounting issues are resolved.

Although Fifth 3rd continues to perform at a level consistent with its peer group of large regional banks, we believe the recently announced balance sheet restructuring may signal that the company is having difficulty generating internal growth. Historically, Fifth 3rd excelled versus its peers, using a lean cost structure and decentralized strategy to compete at the local level while augmenting growth through acquisitions. Inconsistent performance and the balance sheet changes reduced Baird's confidence in the company's ability to execute its business model. In addition, the company no longer boasts a premium price-to-earnings ratio, limiting acquisition opportunities. Hewlett-Packard has struggled in the highly competitive PC and Server markets and is now facing competition in its highly profitable printer supplies business. Poor execution, sub-par earnings growth and ongoing management changes reduced our confidence in the company. Finally, although Nokia continues to be a leader in the wireless handset market, the company's competitive position has weakened considerably. Nokia was slow to offer the popular clamshell-style handsets, resulting in market share losses to rivals such as Motorola and Samsung. In addition, the company's highly integrated "vertical" manufacturing structure prevents it from introducing new models quickly and capitalizing on emerging handset fashion trends. To stem share losses, Nokia reduced prices, pressuring margins and forcing management to lower earnings expectations. Given the challenges facing the company, we exited the position.

Unexpected disappointments from a few formerly dependable companies and the Fund's bias toward high quality, large capitalization growth companies were performance liabilities in 2004. As economic and corporate profit growth slows and investors shift their focus from short-term speculative opportunities to long-term investment merit, relative price performance should favor the shares of firms that Baird believes are higher quality growth companies. Consequently, Baird believes its investment strategy should be rewarded in 2005.

A December 31, 2004 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's 500 Index (the "S&P 500 Index") and the Russell 1000 Growth Index is shown below.

TOP 10 HOLDINGS*<F97>

General Electric Company                                   3.7%
American International Group, Inc.                         3.5%
Emerson Electric Company                                   3.3%
Medtronic, Inc.                                            3.3%
Citigroup, Inc.                                            3.2%
Teva Pharmaceutical Industries Ltd.                        3.2%
Best Buy Company, Inc.                                     3.1%
Sysco Corporation                                          3.0%
Wal-Mart Stores, Inc.                                      3.0%
Microsoft Corporation                                      2.9%

NET ASSETS:                                         $66,654,193
PORTFOLIO TURNOVER RATIO:                                 23.2%
NUMBER OF EQUITY HOLDINGS:                                   40

PORTFOLIO EXPENSE RATIO:***<F99>
INSTITUTIONAL CLASS:                                       0.75%
INVESTOR CLASS:                                            1.00%****<F1>

EQUITY SECTOR ANALYSIS**<F98>

                                    LargeCap     S&P 500    Russell 1000 Growth
                                   ---------     -------    -------------------
Consumer Discretionary               13.5%        11.9%            14.6%
Consumer Staples                     13.5%        10.5%            12.4%
Energy                                3.7%         7.2%             1.4%
Financials                           12.6%        20.6%             9.3%
Health Care                          19.0%        12.7%            23.7%
Industrials                          14.4%        11.8%             9.1%
Information Technology               21.2%        16.1%            27.2%
Materials                             2.1%         3.1%             1.3%
Telecommunication Services            0.0%         3.3%             1.0%
Utilities                             0.0%         2.9%             0.2%

  *<F97> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
 **<F98>   As of 12/31/04, based on equity sector values.
***<F99> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through December 31, 2005.
****<F1>   Includes 0.25% 12b-1 fee.

                   BAIRD LARGECAP FUND - INSTITUTIONAL CLASS
                         VALUE OF A $100,000 INVESTMENT

                   Baird LargeCap Fund -          S&P 500       Russell 1000
      Date       Institutional Class Shares        Index        Growth Index
      ----       --------------------------       -------       ------------
    9/29/2000            $100,000                $100,000        $100,000
   12/31/2000             $95,854                 $92,176         $78,655
    6/30/2001             $86,949                 $86,003         $67,454
   12/31/2001             $86,421                 $81,220         $62,591
    6/30/2002             $70,799                 $70,532         $49,587
   12/31/2002             $64,357                 $63,270         $45,138
    6/30/2003             $70,181                 $70,710         $51,045
   12/31/2003             $78,357                 $81,418         $58,566
    6/30/2004             $79,364                 $84,222         $60,170
   12/31/2004             $82,442                 $90,278         $62,256

GROWTH OF A HYPOTHETICAL INVESTMENT OF $100,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                      BAIRD LARGECAP FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

                   Baird LargeCap Fund -          S&P 500       Russell 1000
      Date         Investor Class Shares           Index        Growth Index
      ----         ---------------------          -------       ------------
    9/29/2000             $10,000                 $10,000         $10,000
   12/31/2000              $9,572                  $9,218          $7,865
    6/30/2001              $8,672                  $8,600          $6,745
   12/31/2001              $8,612                  $8,122          $6,259
    6/30/2002              $7,052                  $7,053          $4,959
   12/31/2002              $6,403                  $6,327          $4,514
    6/30/2003              $6,953                  $7,071          $5,105
   12/31/2003              $7,760                  $8,142          $5,857
    6/30/2004              $7,850                  $8,422          $6,017
   12/31/2004              $8,148                  $9,028          $6,226

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS

For the Period Ended December 31, 2004     ONE YEAR      SINCE INCEPTION(1)<F2>
--------------------------------------     --------      ----------------------
Baird LargeCap Fund -
  Institutional Class Shares                 5.21%               -4.44%
Baird LargeCap Fund -
  Investor Class Shares                      5.00%               -4.70%
S&P 500 Index(2)<F3>                        10.88%               -2.37%
Russell 1000 Growth Index(3)<F4>             6.30%              -10.55%

(1)<F2> For the period September 29, 2000 (commencement of operations) to December 31, 2004.
(2)<F3> The S&P 500 Index is an unmanaged, market-value weighted index of 500 stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.
(3)<F4> The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD LARGECAP FUND

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2004

COMMON STOCKS - 94.9%

AIR FREIGHT & LOGISTICS - 2.4%
    18,457     United Parcel Service,
               Inc. - Class B                                      $ 1,577,335
                                                                   -----------

BEVERAGES - 2.2%
    28,100     PepsiCo, Inc.                                         1,466,820
                                                                   -----------

BIOTECHNOLOGY - 2.4%
    24,564     Amgen, Inc.*<F5>                                      1,575,781
                                                                   -----------

CAPITAL MARKETS - 1.4%
    19,200     State Street Corporation                                943,104
                                                                   -----------

CHEMICALS - 2.0%
    29,500     Praxair, Inc.                                         1,302,425
                                                                   -----------

COMMERCIAL BANKS - 2.5%
    26,802     Wells Fargo & Company                                 1,665,744
                                                                   -----------

COMMERCIAL SERVICES & SUPPLIES - 1.9%
    29,000     Cintas Corporation                                    1,271,940
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 1.3%
    44,110     Cisco Systems, Inc.*<F5>                                851,323
                                                                   -----------

COMPUTERS & PERIPHERALS - 5.6%
    44,200     Dell, Inc.*<F5>                                       1,862,588
    19,000     International Business
               Machines Corporation                                  1,873,020
                                                                   -----------
                                                                     3,735,608
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES - 3.2%
    44,796     Citigroup, Inc.                                       2,158,271
                                                                   -----------

ELECTRICAL EQUIPMENT - 3.3%
    31,600     Emerson Electric Company                              2,215,160
                                                                   -----------

FOOD & STAPLES RETAILING - 8.3%
    53,000     Sysco Corporation                                     2,023,010
    38,000     Walgreen Company                                      1,458,060
    38,250     Wal-Mart Stores, Inc.                                 2,020,365
                                                                   -----------
                                                                     5,501,435
                                                                   -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
    43,700     Medtronic, Inc.                                       2,170,579
                                                                   -----------

HEALTH CARE PROVIDERS & SERVICES - 2.6%
    44,400     Caremark Rx, Inc.*<F5>                                1,750,692
                                                                   -----------

HOUSEHOLD PRODUCTS - 2.4%
    28,800     The Procter &
               Gamble Company                                        1,586,304
                                                                   -----------

INDUSTRIAL CONGLOMERATES - 3.7%
    68,000     General Electric Company                              2,482,000
                                                                   -----------

INSURANCE - 4.8%
    22,000     AFLAC Incorporated                                      876,480
    35,600     American International
               Group, Inc.                                           2,337,852
                                                                   -----------
                                                                     3,214,332
                                                                   -----------

IT SERVICES - 2.0%
    32,920     Fiserv, Inc.*<F5>                                     1,323,055
                                                                   -----------

MACHINERY - 2.3%
    16,600     Illinois Tool Works, Inc.                             1,538,488
                                                                   -----------

MEDIA - 2.3%
    16,700     The McGraw-Hill
               Companies, Inc.                                       1,528,718
                                                                   -----------

MULTILINE RETAIL - 2.2%
    28,600     Target Corporation                                    1,485,198
                                                                   -----------

OIL & GAS - 3.5%
    30,000     Apache Corporation                                    1,517,100
    16,000     Exxon Mobil Corporation                                 820,160
                                                                   -----------
                                                                     2,337,260
                                                                   -----------

PHARMACEUTICALS - 9.8%
    29,000     Abbott Laboratories                                   1,352,850
    16,800     Eli Lilly and Company                                   953,400
    13,000     Johnson & Johnson                                       824,460
    48,014     Pfizer, Inc.                                          1,291,097
    70,500     Teva Pharmaceutical
               Industries Ltd.-ADR f<F6>                             2,105,130
                                                                   -----------
                                                                     6,526,937
                                                                   -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
    46,968     Intel Corporation                                     1,098,582
    28,000     Maxim Integrated
               Products, Inc.                                        1,186,920
                                                                   -----------
                                                                     2,285,502
                                                                   -----------

SOFTWARE - 7.8%
    26,000     Adobe Systems, Inc.                                   1,631,240
    26,600     Electronic Arts Inc.*<F5>                             1,640,688
    73,000     Microsoft Corporation                                 1,949,830
                                                                   -----------
                                                                     5,221,758
                                                                   -----------

SPECIALTY RETAIL - 8.3%
    34,850     Best Buy Company, Inc.                                2,070,787
    41,856     The Home Depot, Inc.                                  1,788,925
    49,500     Staples, Inc.                                         1,668,645
                                                                   -----------
                                                                     5,528,357
                                                                   -----------
               Total Common Stocks
               (Cost $56,358,226)                                   63,244,126
                                                                   -----------

SHORT-TERM INVESTMENTS - 5.2%

MONEY MARKET FUND - 4.6%
 3,041,759     SEI Daily Income
               Trust Government
               Fund - Class B                                        3,041,759
                                                                   -----------

VARIABLE RATE DEMAND NOTES#<F7> - 0.6%
  $152,000     American Family Financial
               Services, Inc., 2.00%                                   152,000
   256,000     Wisconsin Corporation
               Central Credit
               Union, 2.09%                                            256,000
                                                                   -----------
                                                                       408,000
                                                                   -----------
               Total Short-Term
               Investments
               (Cost $3,449,759)                                     3,449,759
                                                                   -----------
               Total Investments
               (Cost $59,807,985)
               100.1%                                               66,693,885
                                                                   -----------
               Liabilities, less Other
               Assets  (0.1)%                                          (39,692)
                                                                   -----------
               TOTAL NET
               ASSETS  100.0%                                      $66,654,193
                                                                   -----------
                                                                   -----------

ADR - American Depository Receipt
*<F5>  Non Income Producing
F<F6>  Foreign
#<F7> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

                     See notes to the financial statements

BAIRD MIDCAP FUND
DECEMBER 31, 2004

Mid cap company shares enjoyed a second consecutive year of overall gains in 2004. The path of the gains however was very different than the year before. Significantly higher oil prices, concerns over the Iraq war, higher short term interest rates and the uncertainty surrounding the November election erased a first quarter rally in stocks, ultimately bringing mid cap indexes lower by roughly five percent from the beginning of the year through mid-August.
Investor confidence waned as analysts raised the notion of slower profits growth and the possible return of a bear market.

The combination of a temporary retreat in energy prices and the resolution to the banter surrounding the U.S. Presidential election sparked a strong fourth quarter rally in the stock market. Additionally, increased consumer confidence and the prospects for a solid holiday spending season helped offset somewhat higher inflation and interest rates, driving the stock market indices higher. MidCap Fund shares participated in the move, although did not keep pace with the major mid cap indices as a result of the Fund having concentrations in higher-quality companies (companies that possess higher than average earnings growth, superior balance sheets, and returns on invested capital versus their peers) as well as not having benchmark exposure to commodity and heavily regulated sectors. For the year, the S&P MidCap 400 Index posted a return of +16.48%.

Traditional value sectors outperformed their growth counterparts for the second straight year. Areas such as basic materials (e.g., metals and mining), a sector with few, if any, companies possessing the attributes the Fund's investment advisor ("Baird") deems to be high quality, performed well as global unit demand coupled with higher prices resulted in expanded margins and earnings. Utilities, another area that is historically inconsistent with the Fund's quality growth focus, benefited from the expectation of continued lower taxes on cash dividends, following the election. In both cases, the inconsistency of earnings growth coupled with below average balance sheets make investment difficult given the Fund's quality growth focus.

While maintaining at least a market weight in the information technology sector, issue selection hurt the Funds' performance relative to the benchmark. This was particularly evident in the fourth quarter when lower quality technology companies outperformed those held in the Fund. In addition, shares in semiconductor related companies held in the Fund underperformed the benchmark. Another challenging sector for Fund performance during 2004 was the consumer staples sector. Here, a lack of high quality investment candidates caused Baird to maintain an underweighted position relative to the benchmark for the entire year. That, coupled with lower performance for the positions held, resulted in lower sector returns versus the benchmark.

On the other hand, the Fund's performance was enhanced during 2004 by strong results from holdings in the financials sector, where Baird maintained a benchmark weighting for much of the year and identified companies that grew faster and more profitably than many of their peers. Additionally, an overweight position in the healthcare sector made positive contributions to the fund in 2004 due to good stock selection relative to the benchmark. Healthcare remained a heavily weighted economic sector in the Fund at year-end 2004, one that Baird believes presently exhibits the growth, balance sheet and profitability characteristics consistent with a quality growth philosophy. Baird is optimistic in the fundamental outlook for the sector exposure held by the Fund at year end 2004, although valuation considerations and changes in the macroeconomic environment can cause Baird to alter the weightings from time to time.

During 2004, broad-based strength in revenue and margin improvements assisted in raising the share prices of many medium sized company stocks. Corporate balance sheets for the most part steadily improved, with many companies now considering establishing or increasing cash dividends. The notion of total return, that being the combination of dividends and share price gains, is likely to be more important in the coming years. Baird's historic focus on clean balance sheets (lower levels of debt to capital versus peer companies in the benchmark) and strong cash generation allows the type of company Baird likes to hold in the Fund the flexibility to act in the best interest of shareholders. Furthermore, in Baird's opinion, it is likely that some of the companies in the Fund's portfolio will be active purchasers of additional businesses, providing additional support to the sustainability of revenue and earnings growth into 2005.

Strategically, Baird believes that the Fund is positioned to benefit from expected continued growth in the economy and resulting improved earnings growth. Exposure to sectors such as industrials, energy and technology services was increased throughout 2004 as the fundamental outlook for profit growth in those areas improved. Following strong results, gains were harvested and the Fund weighting was reduced in the financial sector as valuations became somewhat extended and earnings growth, in Baird's opinion, is likely to moderate in 2005. Additionally, certain positions in the consumer discretionary sector were trimmed late in the year, effectively reducing sector exposure, as the prospects for earnings growth became less visible. As has been the case since the Fund was started, the Fund has no exposure to telecommunications services, a heavily regulated and volatile sector, as well as the aforementioned materials and utilities areas.

It is our belief that broad-based growth in earnings and overall economic activity will continue, but the pace of activity will decrease in 2005 versus 2004. This deceleration in overall economic and profits growth will likely result in a heightened focus on absolute earnings growth by investors during 2005. Historically during this type of environment, companies showing strong absolute revenue and earnings growth rates and above average quality ratings are rewarded.

A December 31, 2004 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's MidCap 400 Index (the "S&P MidCap 400 Index") and the Russell Midcap Growth Index is shown below.

TOP 10 HOLDINGS*<F8>

Legg Mason, Inc.                                           3.7%
Zebra Technologies Corporation - Class A                   3.6%
PETCO Animal Supplies, Inc.                                3.3%
Fastenal Company                                           3.2%
Nordson Corporation                                        3.2%
Eaton Vance Corporation                                    3.1%
Symbol Technologies, Inc.                                  3.1%
Smith International, Inc.                                  2.9%
Iron Mountain Incorporated                                 2.8%
Southwest Bancorporation & Texas, Inc.                     2.8%

NET ASSETS:                                         $90,421,726
PORTFOLIO TURNOVER RATIO:                                 77.9%
NUMBER OF EQUITY HOLDINGS:                                   41

PORTFOLIO EXPENSE RATIO:***<F10>
INSTITUTIONAL CLASS:                                       0.85%
INVESTOR CLASS:                                            1.10%****<F11>

EQUITY SECTOR ANALYSIS**<F9>

                                  MidCap      S&P 400     Russell Midcap Growth
                                  ------      -------     ---------------------
Consumer Discretionary             18.5%       17.3%              22.2%
Consumer Staples                    3.2%        3.4%               3.3%
Energy                              6.1%        5.7%               4.3%
Financials                          9.6%       15.6%               8.7%
Health Care                        17.1%       12.4%              19.1%
Industrials                        21.2%       10.5%              12.3%
Information Technology             22.3%       15.9%              25.7%
Materials                           0.0%        6.1%               2.7%
Telecommunication Services          0.0%        0.4%               1.2%
Utilities                           0.0%        4.0%               0.6%

     *<F8> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
    **<F9>  As of 12/31/04, based on equity sector values.
  ***<F10> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through December 31, 2005.
 ****<F11>  Includes 0.25% 12b-1 fee.

                    BAIRD MIDCAP FUND - INSTITUTIONAL CLASS
                         VALUE OF A $100,000 INVESTMENT

                    Baird MidCap Fund -        S&P MidCap      Russell Midcap
      Date       Institutional Class Shares     400 Index       Growth Index
      ----       --------------------------    ----------      --------------
   12/29/2000             $100,000              $100,000         $100,000
    6/30/2001              $93,807               $99,105          $84,792
   12/31/2001              $91,108               $97,562          $77,788
    6/30/2002              $85,310               $94,427          $62,460
   12/31/2002              $76,610               $83,398          $56,466
    6/30/2003              $83,400               $93,756          $67,046
   12/31/2003              $97,200              $113,108          $80,586
    6/30/2004             $103,800              $119,991          $85,367
   12/31/2004             $109,289              $131,753          $93,057

GROWTH OF A HYPOTHETICAL INVESTMENT OF $100,000 MADE ON THE FUND'S INCEPTION DATE (12/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                       BAIRD MIDCAP FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

                    Baird MidCap Fund -       S&P MidCap       Russell Midcap
     Date          Investor Class Shares      400 Index         Growth Index
     ----          ---------------------      ----------       --------------
  12/29/2000              $10,000               $10,000           $10,000
   6/30/2001               $9,370                $9,910            $8,479
  12/31/2001               $9,091                $9,756            $7,779
   6/30/2002               $8,511                $9,443            $6,246
  12/31/2002               $7,631                $8,340            $5,647
   6/30/2003               $8,300                $9,376            $6,705
  12/31/2003               $9,650               $11,311            $8,059
   6/30/2004              $10,300               $11,999            $8,537
  12/31/2004              $10,839               $13,175            $9,306

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (12/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

ANNUALIZED TOTAL RETURNS
For the Period Ended December 31, 2004     ONE YEAR    SINCE INCEPTION(1)<F12>
--------------------------------------     --------    -----------------------
Baird MidCap Fund _
  Institutional Class Shares                12.44%              2.24%
Baird MidCap Fund _
  Investor Class Shares                     12.32%              2.03%
S&P MidCap 400 Index(2)<F13>                16.48%              7.12%
Russell Midcap Growth Index(3)<F14>         15.48%             -1.78%

(1)<F12> For the period December 29, 2000 (commencement of operations) to December 31, 2004.
(2)<F13> The S&P MidCap 400 Index is an unmanaged, market-value weighted index of 400 mid-cap stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.
(3)<F14> The Russell Midcap Index consists of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The Russell Midcap Growth Index measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth rates. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD MIDCAP FUND

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2004

COMMON STOCKS - 96.5%

AUTO COMPONENTS - 2.0%
    38,250   Autoliv, Inc.                                         $ 1,847,475
                                                                   -----------

BIOTECHNOLOGY - 2.7%
    54,616   Gen-Probe Incorporated*<F15>                            2,469,189
                                                                   -----------

CAPITAL MARKETS - 6.8%
    54,407   Eaton Vance Corporation                                 2,837,325
    45,134   Legg Mason, Inc.                                        3,306,517
                                                                   -----------
                                                                     6,143,842
                                                                   -----------

COMMERCIAL BANKS - 9.3%
    48,782   East West Bancorp, Inc.                                 2,046,893
   107,678   Southwest Bancorporation
             of Texas, Inc.                                          2,507,821
    59,696   TCF Financial Corporation                               1,918,629
    33,617   Wintrust Financial
             Corporation                                             1,914,824
                                                                   -----------
                                                                     8,388,167
                                                                   -----------

COMMERCIAL SERVICES & SUPPLIES - 5.1%
    57,084   Cintas Corporation                                      2,503,704
    46,601   Stericycle, Inc.*<F15>                                  2,141,316
                                                                   -----------
                                                                     4,645,020
                                                                   -----------

ELECTRICAL EQUIPMENT - 3.4%
    32,992   Rockwell Automation, Inc.                               1,634,754
    23,095   Roper Industries, Inc.                                  1,403,483
                                                                   -----------
                                                                     3,038,237
                                                                   -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.0%
    26,908   CDW Corporation                                         1,785,346
   159,601   Symbol Technologies, Inc.                               2,761,097
                                                                   -----------
                                                                     4,546,443
                                                                   -----------

ENERGY EQUIPMENT & SERVICES - 5.5%
    43,801   Cooper Cameron
             Corporation*<F15>                                       2,356,932
    48,097   Smith International, Inc.*<F15>                         2,616,958
                                                                   -----------
                                                                     4,973,890
                                                                   -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 12.3%
    90,193   Cytyc Corporation*<F15>                                 2,486,621
    32,513   INAMED Corporation*<F15>                                2,056,447
    45,235   ResMed, Inc.*<F15>                                      2,311,509
    43,731   Varian Medical
             Systems, Inc.*<F15>                                     1,890,928
    51,184   Waters Corporation*<F15>                                2,394,899
                                                                   -----------
                                                                    11,140,404
                                                                   -----------

HEALTH CARE PROVIDERS & SERVICES - 5.4%
    56,601   Patterson Companies, Inc.*<F15>                         2,455,917
    59,755   Pharmaceutical Product
             Development, Inc.*<F15>                                 2,467,284
                                                                   -----------
                                                                     4,923,201
                                                                   -----------

HOTELS, RESTAURANTS & LEISURE - 6.8%
    93,126   Applebee's
             International, Inc.                                     2,463,183
    41,450   Outback Steakhouse, Inc.                                1,897,581
    32,092   P.F. Chang's China
             Bistro, Inc.*<F15>                                      1,808,384
                                                                   -----------
                                                                     6,169,148
                                                                   -----------

HOUSEHOLD DURABLES - 1.0%
     7,140   Harman International
             Industries, Incorporated                                  906,780
                                                                   -----------

IT SERVICES - 7.5%
    31,044   Global Payments, Inc.                                   1,817,316
    75,291   Hewitt Associates,
             Inc. - Class A*<F15>                                    2,410,065
    82,720   Iron Mountain
             Incorporated*<F15>                                      2,522,133
                                                                   -----------
                                                                     6,749,514
                                                                   -----------

MACHINERY - 3.2%
    71,425   Nordson Corporation                                     2,862,000
                                                                   -----------

MEDIA - 1.6%
    16,860   Pixar*<F15>                                             1,443,385
                                                                   -----------

OFFICE ELECTRONICS - 3.6%
    57,047   Zebra Technologies
             Corporation - Class A*<F15>                             3,210,605
                                                                   -----------

OIL & GAS - 1.6%
    40,805   XTO Energy, Inc.                                        1,443,681
                                                                   -----------

PHARMACEUTICALS - 1.4%
    34,895   Medicis Pharmaceutical
             Corporation - Class A                                   1,225,163
                                                                   -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
    46,435   Microchip Technology
             Incorporated                                            1,237,957
                                                                   -----------

SPECIALTY RETAIL - 7.7%
    67,103   Dick's Sporting
             Goods, Inc.*<F15>                                       2,358,671
    75,942   PETCO Animal
             Supplies, Inc.*<F15>                                    2,998,190
    45,705   Williams-Sonoma, Inc.*<F15>                             1,601,503
                                                                   -----------
                                                                     6,958,364
                                                                   -----------

TRADING COMPANIES & DISTRIBUTORS - 3.2%
    47,577   Fastenal Company                                        2,928,840
                                                                   -----------

             Total Common Stocks
             (Cost $75,807,930)                                     87,251,305
                                                                   -----------

EXCHANGE-TRADED FUND - 1.7%
    11,300   iShares S&P MidCap
             400/BARRA Growth
             Index Fund                                              1,525,839
                                                                   -----------
             Total Exchange-Traded
             Fund (Cost $1,488,954)                                  1,525,839
                                                                   -----------

SHORT-TERM INVESTMENTS - 5.9%

MONEY MARKET FUND - 4.7%
 4,261,873   SEI Daily Income
             Trust Government
             Fund - Class B                                          4,261,873
                                                                   -----------

Principal Amount                                                         Value
----------------                                                         -----
VARIABLE RATE DEMAND NOTES#<F16> - 1.2%
  $130,000   American Family Financial
             Services, Inc., 2.00%                                     130,000
   915,841   Wisconsin Corporation
             Central Credit
             Union, 2.09%                                              915,841
                                                                   -----------
                                                                     1,045,841
                                                                   -----------
             Total Short-Term
             Investments
             (Cost $5,307,714)                                       5,307,714
                                                                   -----------
             Total Investments
             (Cost $82,604,598)
             104.1%                                                 94,084,858
                                                                   -----------
             Liabilities, less Other
             Assets  (4.1)%                                         (3,663,132)
                                                                   -----------
             TOTAL NET
             ASSETS  100.0%                                        $90,421,726
                                                                   -----------
                                                                   -----------

*<F15>  Non Income Producing
#<F16> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

                     See notes to the financial statements

BAIRD SMALLCAP FUND
DECEMBER 31, 2004

Major small company stock indices enjoyed their second consecutive year of double digit gains during 2004. Broad strength in corporate profits generally drove stock prices higher, although the upswing was anything but a straight line affair. Offsetting the rise in profits in the minds of investors was an up tick in inflation, the war in Iraq and the possibility of a slowdown in economic activity.

During the second half of the year, the period which the Fund was open during 2004, an initial third quarter decline brought on by persistently high and rising energy prices as well as monetary policy tightening by the Federal Reserve was more than eclipsed by a post-election rally. Additionally, increased consumer confidence and the prospects for a robust holiday spending season helped offset more expensive raw materials prices and Fed-induced higher short term interest rates, resulting in a bull market for stocks. SmallCap Fund shares participated in the move, although did not keep pace with the major small cap indices as a result of the Fund having concentrations in higher-quality companies (companies that possess higher than average earnings growth, superior balance sheets, and returns on invested capital versus their peers) as well as not having benchmark exposure to commodity and heavily regulated sectors. For the last six months of 2004, the S&P Small Cap 600 Index posted a gain of 11.3%.

Traditional value sectors outperformed their growth counterparts for the second straight year and also performed well in the second half of 2004. Areas such as basic materials (e.g. metals and mining), a sector with few, if any, companies possessing the attributes the Fund's investment advisor ("Baird") deems to be high quality, performed well as global unit demand coupled with higher prices resulted in expanded margins and earnings. Utilities, another area that is historically inconsistent with the Fund's quality growth focus, benefited from the expectation of continued lower taxes and cash dividends, following the election. In both cases, the inconsistency of earnings growth coupled with below average balance sheets make investment difficult given the Fund's quality growth focus.

Two sectors in which the Fund held above benchmark weights during the period, consumer discretionary ("CD") and healthcare, underperformed their respective market sectors. In both cases, issue selection was responsible for the shortfall. Specifically, shares in discount and home goods retailers held in the Fund lagged the CD sector and those declines were only partially offset by gains in holdings in the restaurant and computer wholesale areas. As for healthcare, poor results in holdings in healthcare services businesses and medical device companies during the third quarter could not be offset by the fourth quarter rally, resulting in roughly flat performance for the period, but nonetheless below the benchmark sector returns. Baird believes that the healthcare sector exhibits the growth, balance sheets and profitability characteristics consistent with a quality growth approach.

Exposure to the energy sector, on the other hand, aided Fund results during the period. Sector weight was kept in line with the benchmark, but issue selection was the key to the out-performance. Especially helpful was investment in a supply vessel company, whose prospects have brightened coincident with the increased drilling activity in the Gulf of Mexico. It is Baird's present expectation that the Fund will maintain exposure to the Energy sector as long as oil prices remain high and drilling activity stays at current or above average levels.

An overweight position in the information technology ("IT") sector also aided Fund results for the period. In this case, Baird identified several companies that match the high quality strategy and have historically produced consistent earnings growth. This was especially true in the IT services area, where companies providing contract programming and temporary workers in the technology field enjoyed above sector average performance during the second six months of the year. Somewhat offsetting those gains were declines in the semiconductor and equipment areas, where Baird held positions throughout the period. Technology remained an overweighted sector at year end.

During 2004, broad-based strength in revenue and margin improvements assisted in raising the share prices of many smaller company stocks. Corporate balance sheets for the most part steadily improved, with many companies now considering establishing or increasing cash dividends. The notion of total return, that being the combination of dividends and share price gains, is likely to be more important in coming years. Baird's historic focus on clean balance sheets (lower levels of debt to capital versus peer companies in the benchmark) and strong cash generation allows the type of company Baird likes to hold in the Fund the flexibility to act in the best interest of shareholders. Furthermore, it is, in Baird's opinion, likely that some of the companies in the Fund's portfolio will be active purchasers of additional businesses, providing additional support to the sustainability of revenue and earnings growth into 2005.

Strategically, Baird believes that the Fund is positioned to benefit from expected continued growth in the economy and resulting improved earnings growth. Exposure to sectors such as industrials and technology services was increased during the period as the fundamental outlook for profit growth in those areas improved. Following strong results, gains were harvested and the Fund weighting was reduced in the financial sector as valuations became somewhat extended and earnings growth, in Baird's opinion, is likely to moderate in 2005. As has been the case since the inception date, the Fund has no exposure to telecommunications services, a heavily regulated and volatile sector, as well as the aforementioned materials and utilities areas.

It is Baird's belief that broad-based growth in earnings and overall economic activity will continue, but the pace of activity will decrease in 2005 versus 2004. This deceleration in overall economic and profits growth will likely result in a heightened focus on absolute earnings growth by investors in 2005. Historically during this type of environment, companies showing strong absolute revenue and earnings growth rates and above average quality ratings are rewarded.

A December 31, 2004 summary of the Funds top 10 holdings and equity sector analysis compared to the Standard & Poor's Small Cap 600 Index (the "S&P 600 Index") and the Russell 2000 Growth Index is shown below.

TOP 10 HOLDINGS*<F17>

Gulfmark Offshore, Inc.                                         3.5%
Brady Corporation - Class A                                     3.5%
United Natural Foods, Inc.                                      3.2%
United Surgical Partners International, Inc.                    3.0%
Insight Enterprises, Inc.                                       3.0%
G&K Services Inc. - Class A                                     3.0%
MPS Group, Inc.                                                 2.9%
Hibbett Sporting Goods, Inc.                                    2.8%
ScanSource, Inc.                                                2.8%
Nordson Corporation                                             2.8%

NET ASSETS:                                              $17,399,446
PORTFOLIO TURNOVER RATIO:                                      34.7%
NUMBER OF EQUITY HOLDINGS:                                        42

PORTFOLIO EXPENSE RATIO:***<F19>
INSTITUTIONAL CLASS:                                           0.95%
INVESTOR CLASS:                                                1.20%****<F20>

EQUITY SECTOR ANALYSIS**<F18>

                                     SmallCap    S&P 600    Russell 2000 Growth
                                     --------    -------    -------------------
Consumer Discretionary                18.5%       17.3%            16.0%
Consumer Staples                       3.2%        3.4%             2.1%
Energy                                 6.1%        5.7%             4.7%
Financials                             9.6%       15.6%            10.1%
Health Care                           19.1%       12.4%            21.1%
Industrials                           21.2%       19.5%            13.7%
Information Technology                22.3%       15.9%            27.9%
Materials                              0.0%        6.1%             3.4%
Telecommunication Services             0.0%        0.4%             1.0%
Utilities                              0.0%        4.0%             0.2%

    *<F17> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
   **<F18>  As of 12/31/04, based on equity sector values.
  ***<F19> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through December 31, 2005.
 ****<F20>  Includes 0.25% 12b-1 fee.

                   BAIRD SMALLCAP FUND - INSTITUTIONAL CLASS
                         VALUE OF A $100,000 INVESTMENT

                   Baird SmallCap Fund -           S&P          Russell 2000
     Date        Institutional Class Shares     600 Index       Growth Index
     ----        --------------------------     ---------       ------------
   6/30/2004              $100,000              $100,000         $100,000
   9/30/2004               $97,300               $98,627          $93,989
  12/31/2004              $108,400              $111,451         $108,163

GROWTH OF A HYPOTHETICAL INVESTMENT OF $100,000 MADE ON THE FUND'S INCEPTION DATE (6/30/04) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

                      BAIRD SMALLCAP FUND - INVESTOR CLASS
                         VALUE OF A $10,000 INVESTMENT

                    Baird SmallCap Fund -          S&P          Russell 2000
     Date           Investor Class Shares       600 Index       Growth Index
     ----           ---------------------       ---------       ------------
   6/30/2004                $10,000              $10,000           $10,000
   9/30/2004                 $9,730               $9,863            $9,399
  12/31/2004                $10,830              $11,145           $10,816

GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (6/30/04) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

TOTAL RETURNS

For the Period Ended December 31, 2004                  SINCE INCEPTION(1)<F21>
--------------------------------------                  -----------------------
Baird SmallCap Fund - Institutional Class Shares                 8.40%
Baird SmallCap Fund - Investor Class Shares                      8.30%
S&P Small Cap 600 Index(2)<F22>                                 11.45%
Russell 2000 Growth Index(3)<F23>                                8.16%

(1)<F21> For the period June 30, 2004 (commencement of operations) through December 31, 2004.
(2)<F22> The Standard & Poor's Small Cap 600 Index is an unmanaged, market-value weighted index of 600 small-capitalization common stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry characteristics. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.
(3)<F23> The Russell 2000 Index consists of the 2,000 smallest U.S. domiciled publicly-traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the U.S. Equity market. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book and higher forecasted growth rates. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS FOR THE PERIOD JUNE 30, 2004 THROUGH DECEMBER 31, 2004. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD SMALLCAP FUND

SCHEDULE OF INVESTMENTS       DECEMBER 31, 2004

  Shares                                                              Value
  ------                                                              -----

COMMON STOCKS - 94.9%

AIRLINES - 2.2%
    19,086   SkyWest, Inc.                                         $   382,865
                                                                   -----------

BIOTECHNOLOGY - 2.0%
     6,928   Martek Biosciences
             Corporation*<F24>                                         354,714
                                                                   -----------

COMMERCIAL BANKS - 9.4%
    16,999   Boston Private Financial
             Holdings, Inc.                                            478,862
     8,736   East West Bancorp, Inc.                                   366,563
    17,947   Southwest Bancorporation
             of Texas, Inc.                                            417,986
     6,600   Wintrust Financial
             Corporation                                               375,936
                                                                   -----------
                                                                     1,639,347
                                                                   -----------

COMMERCIAL SERVICES & SUPPLIES - 10.3%
     9,753   Brady Corporation -
             Class A                                                   610,245
    11,850   G & K Services, Inc. -
             Class A                                                   514,527
    19,091   Marlin Business
             Services, Inc.*<F24>                                      362,729
     6,667   Stericycle, Inc.*<F24>                                    306,349
                                                                   -----------
                                                                     1,793,850
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 1.7%
    44,056   Westell Technologies,
             Inc. - Class A*<F24>                                      299,581
                                                                   -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.8%
    27,326   Plexus Corporation*<F24>                                  355,511
     7,782   ScanSource, Inc.*<F24>                                    483,729
                                                                   -----------
                                                                       839,240
                                                                   -----------

ENERGY EQUIPMENT & SERVICES - 6.0%
    27,648   GulfMark Offshore, Inc.*<F24>                             615,721
    11,375   Oceaneering
             International, Inc.*<F24>                                 424,515
                                                                   -----------
                                                                     1,040,236
                                                                   -----------

FOOD & STAPLES RETAILING - 3.2%
    17,634   United Natural
             Foods, Inc.*<F24>                                         548,417
                                                                   -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 6.7%
    16,077   Molecular Devices
             Corporation*<F24>                                         323,148
     7,191   ResMed, Inc.*<F24>                                        367,460
    16,687   Wright Medical
             Group, Inc.*<F24>                                         475,579
                                                                   -----------
                                                                     1,166,187
                                                                   -----------

HEALTH CARE PROVIDERS & SERVICES - 10.1%
    20,265   Computer Programs
             and Systems, Inc.                                         469,135
    15,775   PAREXEL International
             Corporation*<F24>                                         320,232
    20,659   Providence Service
             Corporation*<F24>                                         433,219
    12,683   United Surgical Partners
             International, Inc.*<F24>                                 528,881
                                                                   -----------
                                                                     1,751,467
                                                                   -----------

HOTELS, RESTAURANTS & LEISURE - 5.5%
     7,440   Buffalo Wild Wings Inc.*<F24>                             258,986
     7,585   P.F. Chang's China
             Bistro, Inc.*<F24>                                        427,415
     5,117   Red Robin Gourmet
             Burgers Inc.*<F24>                                        273,606
                                                                   -----------
                                                                       960,007
                                                                   -----------

INTERNET & CATALOG RETAIL - 3.0%
    25,624   Insight Enterprises, Inc.*<F24>                           525,804
                                                                   -----------

IT SERVICES - 9.6%
    23,801   Covansys Corporation*<F24>                                364,155
    40,751   MPS Group, Inc.*<F24>                                     499,607
    13,453   Open Solutions Inc.*<F24>                                 349,240
     7,229   SRA International,
             Inc. - Class A*<F24>                                      464,102
                                                                   -----------
                                                                     1,677,104
                                                                   -----------

MACHINERY - 2.8%
    12,025   Nordson Corporation                                       481,842
                                                                   -----------

MULTILINE RETAIL - 2.2%
    21,834   Fred's, Inc.                                              379,912
                                                                   -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
     8,367   Varian Semiconductor
             Equipment Associates, Inc.*<F24>                          308,324
    32,292   Zoran Corporation*<F24>                                   373,941
                                                                   -----------
                                                                       682,265
                                                                   -----------

SOFTWARE - 1.9%
     6,395   Kronos Incorporated*<F24>                                 326,976
                                                                   -----------

SPECIALTY RETAIL - 7.5%
     9,859   A.C. Moore Arts
             & Crafts, Inc.*<F24>                                      284,038
    12,421   Cost Plus, Inc.*<F24>                                     399,087
    10,195   Gander Mountain
             Company*<F24>                                             130,802
    18,552   Hibbett Sporting
             Goods, Inc.*<F24>                                         493,669
                                                                   -----------
                                                                     1,307,596
                                                                   -----------

TRADING COMPANIES & DISTRIBUTORS - 2.1%
    10,111   Watsco, Inc.                                              356,109
                                                                   -----------

             Total Common Stocks
             (Cost $14,946,919)                                     16,513,519
                                                                   -----------

EXCHANGE-TRADED FUND - 2.5%
     2,665   iShares S&P MidCap
             400/BARRA Growth
             Index Fund                                                433,622
                                                                   -----------
             Total Exchange-Traded
             Fund (Cost $406,656)                                      433,622
                                                                   -----------

SHORT-TERM INVESTMENTS - 4.4%

MONEY MARKET FUND - 3.5%
   616,293   SEI Daily Income
             Trust Government
             Fund - Class B                                            616,293
                                                                   -----------

Principal Amount                                                         Value
----------------                                                         -----
VARIABLE RATE DEMAND NOTES#<F25> - 0.9%
   $60,000   American Family
             Financial Services,
             Inc., 2.00%                                                60,000
    90,531   Wisconsin Corporation
             Central Credit
             Union, 2.09%                                               90,531
                                                                   -----------
                                                                       150,531
                                                                   -----------
             Total Short-Term
             Investments
             (Cost $766,824)                                           766,824
                                                                   -----------
             Total Investments
             (Cost $16,120,399)
             101.8%                                                 17,713,965
                                                                   -----------
             Liabilities, less Other
             Assets  (1.8)%                                           (314,519)
                                                                   -----------
             TOTAL NET
             ASSETS  100.0%                                        $17,399,446
                                                                   -----------
                                                                   -----------

*<F24>  Non Income Producing
#<F25> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2004.

                     See notes to the financial statements

BAIRD FUNDS, INC.

ADDITIONAL INFORMATION ON FUND EXPENSES       DECEMBER 31, 2004 (UNAUDITED)

EXAMPLE

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/04 - 12/31/04).

ACTUAL EXPENSES

The fourth and fifth columns of the table below provide information about account values based on actual returns and actual expenses. Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently the Fund's transfer agent charges a $15.00 fee. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fifth column entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The sixth and seventh columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the seventh column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

ACTUAL VS. HYPOTHETICAL RETURNS

For the Six Months Ended December 31, 2004

                                                                                             HYPOTHETICAL (5% RETURN
                                                                      ACTUAL                     BEFORE EXPENSES)
                                                             --------------------------    ---------------------------
                                FUND'S       BEGINNING        ENDING        EXPENSES        ENDING         EXPENSES
                              ANNUALIZED      ACCOUNT        ACCOUNT          PAID         ACCOUNT           PAID
                               EXPENSE         VALUE          VALUE          DURING         VALUE           DURING
                            RATIO(1)<F26>      7/1/04        12/31/04    PERIOD(1)<F26>    12/31/04     PERIOD(1)<F26>
                            -------------    ---------       --------    --------------    --------     --------------
BAIRD LARGECAP FUND
   Institutional Class          0.75%        $1,000.00      $1,038.80        $3.84        $1,021.37         $3.81
   Investor Class               1.00%        $1,000.00      $1,037.90        $5.12        $1,020.11         $5.08
BAIRD MIDCAP FUND
   Institutional Class          0.85%        $1,000.00      $1,052.90        $4.39        $1,020.86         $4.32
   Investor Class               1.10%        $1,000.00      $1,052.30        $5.67        $1,019.61         $5.58
BAIRD SMALLCAP FUND
   Institutional Class          0.95%        $1,000.00      $1,084.00        $4.98        $1,020.36         $4.82
   Investor Class               1.20%        $1,000.00      $1,083.00        $6.28        $1,019.10         $6.09

(1)<F26> Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 366 to reflect the one-half year period.

BAIRD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES       DECEMBER 31, 2004

                                                                BAIRD LARGECAP     BAIRD MIDCAP    BAIRD SMALLCAP
                                                                     FUND              FUND             FUND
                                                                --------------     ------------    --------------
ASSETS:
   Investments, at value (cost $59,807,985,                       $66,693,885       $94,084,858      $17,713,965
     $82,604,598 and $16,120,399 respectively)
   Dividends receivable                                                39,801            25,431            2,704
   Cash                                                                    --             1,978            1,047
   Interest receivable                                                  2,779             3,658              760
   Receivable for fund shares sold                                      7,246            40,248            1,208
   Other assets                                                         6,098            11,218            7,663
                                                                  -----------       -----------      -----------
   Total assets                                                    66,749,809        94,167,391       17,727,347
                                                                  -----------       -----------      -----------
LIABILITIES:
   Payable to Advisor and Distributor                                  38,545            93,755           30,554
   Payable for securities purchased                                        --         3,590,922          255,068
   Accrued expenses and other liabilities                              57,071            60,988           42,279
                                                                  -----------       -----------      -----------
   Total liabilities                                                   95,616         3,745,665          327,901
                                                                  -----------       -----------      -----------
NET ASSETS                                                        $66,654,193       $90,421,726      $17,399,446
                                                                  -----------       -----------      -----------
                                                                  -----------       -----------      -----------
NET ASSETS CONSIST OF:
   Capital stock                                                  $68,427,289       $79,029,835      $16,008,968
   Accumulated undistributed net investment income                        787                --               --
   Accumulated net realized loss on investments sold               (8,659,783)          (88,369)        (203,088)
   Net unrealized appreciation on investments                       6,885,900        11,480,260        1,593,566
                                                                  -----------       -----------      -----------
NET ASSETS                                                        $66,654,193       $90,421,726      $17,399,446
                                                                  -----------       -----------      -----------
                                                                  -----------       -----------      -----------
INSTITUTIONAL CLASS SHARES
   Net Assets                                                     $64,754,140       $86,476,869      $17,331,262
   Shares outstanding
     ($0.01 par value, unlimited shares authorized)                 7,960,799         7,924,137        1,598,470
   Net asset value, offering and redemption price per share       $      8.13       $     10.91      $     10.84
                                                                  -----------       -----------      -----------
                                                                  -----------       -----------      -----------
INVESTOR CLASS SHARES
   Net Assets                                                     $ 1,900,053       $ 3,944,857      $    68,184
   Shares outstanding
     ($0.01 par value, unlimited shares authorized)                   234,864           364,694            6,296
   Net asset value, offering and redemption price per share       $      8.09       $     10.82      $     10.83
                                                                  -----------       -----------      -----------
                                                                  -----------       -----------      -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF OPERATIONS

                                                                                          JUNE 30, 2004(1)<F27>
                                                                     YEAR ENDED                 THROUGH
                                                                    DECEMBER 31,              DECEMBER 31,
                                                                        2004                      2004
                                                          ------------------------------     --------------
                                                          BAIRD LARGECAP    BAIRD MIDCAP     BAIRD SMALLCAP
                                                              FUND              FUND             FUND
                                                          --------------    ------------     -------------
INVESTMENT INCOME:
   Dividends                                                $  893,379       $  230,333        $   19,529
   Interest                                                     16,941           16,458             3,631
                                                            ----------       ----------        ----------
   Total investment income                                     910,320          246,791            23,160
                                                            ----------       ----------        ----------

EXPENSES:
   Investment advisory fees                                    402,995          442,480            65,704
   Administration fees                                          44,095           39,769             5,296
   Shareholder servicing fees                                   32,596           31,323            12,743
   Fund accounting fees                                         33,885           33,568            17,000
   Professional fees                                            30,400           28,152            34,282
   Federal and state registration                               10,483           19,991             5,347
   Directors fees                                                8,205            7,313             1,733
   Custody fees                                                  6,181            8,729             1,459
   Reports to shareholders                                       3,874            3,562             1,624
   Distribution fees - Investor Class Shares                     1,982            3,957                24
   Miscellaneous                                                 6,407            2,770               566
                                                            ----------       ----------        ----------
                                                               581,103          621,614           145,778
   Expense reimbursement by Advisor                           (114,127)        (116,179)          (72,320)
                                                            ----------       ----------        ----------
   Total expenses                                              466,976          505,435            73,458
                                                            ----------       ----------        ----------
NET INVESTMENT INCOME (LOSS)                                   443,344         (258,644)          (50,298)
                                                            ----------       ----------        ----------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                    (696,191)       1,764,507          (203,088)
   Change in unrealized appreciation on investments          3,517,047        6,685,264         1,593,566
                                                            ----------       ----------        ----------
   Net realized and unrealized gain on investments           2,820,856        8,449,771         1,390,478
                                                            ----------       ----------        ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $3,264,200       $8,191,127        $1,340,180
                                                            ----------       ----------        ----------
                                                            ----------       ----------        ----------

(1)<F27>  Commencement of operations.

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          BAIRD LARGECAP FUND
                                                                 -------------------------------------
                                                                     Year Ended          Year Ended
                                                                 December 31, 2004   December 31, 2003
                                                                 -----------------   -----------------
OPERATIONS:
   Net investment income                                             $   443,344         $   183,307
   Net realized loss on investments                                     (696,191)         (3,099,029)
   Change in unrealized appreciation on investments                    3,517,047          13,777,229
                                                                     -----------         -----------
   Net increase in net assets resulting from operations                3,264,200          10,861,507
                                                                     -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                           6,437,380           6,300,312
   Shares issued to holders in reinvestment of dividends                 439,027             183,995
   Cost of shares redeemed                                            (3,421,800)         (6,330,955)
                                                                     -----------         -----------
   Net increase in net assets resulting from
     capital share transactions                                        3,454,607             153,352
                                                                     -----------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                           (431,568)           (184,144)
                                                                     -----------         -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                            (10,989)               (557)
                                                                     -----------         -----------

TOTAL INCREASE IN NET ASSETS                                           6,276,250          10,830,158

NET ASSETS:
   Beginning of year                                                  60,377,943          49,547,785
                                                                     -----------         -----------
   End of year (including undistributed net investment income
     of $787 and $0, respectively)                                   $66,654,193         $60,377,943
                                                                     -----------         -----------
                                                                     -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          BAIRD MIDCAP FUND
                                                                 -------------------------------------
                                                                     Year Ended          Year Ended
                                                                 December 31, 2004   December 31, 2003
                                                                 -----------------   -----------------
OPERATIONS:
   Net investment loss                                               $  (258,644)        $  (208,334)
   Net realized gain on investments                                    1,764,507           1,482,477
   Change in unrealized appreciation on investments                    6,685,264           4,974,216
                                                                     -----------         -----------
   Net increase in net assets resulting from operations                8,191,127           6,248,359
                                                                     -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                          56,415,797           5,465,190
   Shares issued to holders in reinvestment of dividends                 149,585                  --
   Cost of shares redeemed                                            (3,773,365)         (3,790,651)
                                                                     -----------         -----------
   Net increase in net assets resulting from
     capital share transactions                                       52,792,017           1,674,539
                                                                     -----------         -----------

DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net realized gains                                              (143,452)                 --
                                                                     -----------         -----------

DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net realized gains                                                (6,831)                 --
                                                                     -----------         -----------

TOTAL INCREASE IN NET ASSETS                                          60,832,861           7,922,898

NET ASSETS:
   Beginning of year                                                  29,588,865          21,665,967
                                                                     -----------         -----------
   End of year                                                       $90,421,726         $29,588,865
                                                                     -----------         -----------
                                                                     -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                          BAIRD SMALLCAP FUND
                                                         ---------------------
                                                         June 30, 2004(1)<F28>
                                                                through
                                                           December 31, 2004
                                                         ---------------------
OPERATIONS:
   Net investment loss                                        $   (50,298)
   Net realized loss on investments                              (203,088)
   Change in unrealized appreciation on investments             1,593,566
                                                              -----------
   Net increase in net assets resulting from operations         1,340,180
                                                              -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                   17,042,209
   Cost of shares redeemed                                       (982,943)
                                                              -----------
   Net increase in net assets resulting from
     capital share transactions                                16,059,266
                                                              -----------

TOTAL INCREASE IN NET ASSETS                                   17,399,446

NET ASSETS:
   Beginning of period                                                 --
                                                              -----------
   End of period                                              $17,399,446
                                                              -----------
                                                              -----------

(1)<F28>  Commencement of operations.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                             BAIRD LARGECAP FUND
                                           ---------------------------------------------------------------------------------------
                                                                                                                 Institutional
                                           Institutional    Institutional    Institutional    Institutional       Class Shares
                                            Class Shares    Class Shares     Class Shares     Class Shares       September 29,
                                             Year Ended      Year Ended       Year Ended       Year Ended     2000(1)<F29> through
                                            December 31,    December 31,     December 31,     December 31,        December 31,
                                                2004            2003             2002             2001                2000
                                            ------------    ------------     ------------     ------------        ------------
Per Share Data:
   Net asset value, beginning of period     $      7.78     $      6.41      $      8.63      $      9.58          $    10.00
                                            -----------     -----------      -----------      -----------          ----------
Income from investment operations:
   Net investment income                           0.06(2)         0.02             0.02             0.01                0.00(3)
                                                      <F30>                                                                 <F31>
   Net realized and unrealized
     gains (losses) on investments                 0.35            1.37            (2.22)           (0.95)              (0.42)
                                            -----------     -----------      -----------      -----------          ----------

   Total from investment operations                0.41            1.39            (2.20)           (0.94)              (0.42)
                                            -----------     -----------      -----------      -----------          ----------
Less distributions:
   Dividends from net investment income           (0.06)          (0.02)           (0.02)           (0.01)              (0.00)(3)
                                                                                                                             <F31>
   Distributions from net realized gains             --              --               --               --               (0.00)(3)
                                                                                                                             <F31>
                                            -----------     -----------      -----------      -----------          ----------
   Total distributions                            (0.06)          (0.02)           (0.02)           (0.01)              (0.00)
                                            -----------     -----------      -----------      -----------          ----------
Net asset value, end of period              $      8.13     $      7.78      $      6.41      $      8.63          $     9.58
                                            -----------     -----------      -----------      -----------          ----------
                                            -----------     -----------      -----------      -----------          ----------
Total return                                       5.21%         21.75%          (25.53%)          (9.84%)             (4.15%)(4)
                                                                                                                             <F32>

Supplemental data and ratios:
   Net assets, end of period                $64,754,140     $59,743,783      $48,900,767      $51,446,666          $9,623,337
   Ratio of expenses
     to average net assets(6)<F34>                0.75%           0.75%            0.75%            0.75%               0.85%(5)
                                                                                                                            <F33>
   Ratio of net investment income
     to average net assets(6)<F34>                0.72%           0.34%            0.23%            0.12%               0.13%(5)
                                                                                                                            <F33>
   Portfolio turnover rate(7)<F35>                23.2%           24.8%            16.2%             9.0%                4.4%(4)
                                                                                                                            <F32>

(1)<F29>  Commencement of operations.
(2)<F30>  Calculated using average shares outstanding during the period.
(3)<F31>  Amount is less than $0.01.
(4)<F32>  Not annualized.
(5)<F33>  Annualized.
(6)<F34> Without fees reimbursed, ratios of net expenses to average net assets for the periods ended December 31, 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 0.93%, 0.95%, 0.95%, 1.06% and 2.94%, respectively; and the ratios of net investment income (loss) to average net assets would have been 0.54%, 0.14%, 0.03%, (0.19%) and (1.97%), respectively.
(7)<F35> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                             BAIRD LARGECAP FUND
                                           --------------------------------------------------------------------------------------
                                                                                                                    Investor
                                              Investor        Investor         Investor         Investor          Class Shares
                                            Class Shares    Class Shares     Class Shares     Class Shares       September 29,
                                             Year Ended      Year Ended       Year Ended       Year Ended     2000(1)<F36> through
                                            December 31,    December 31,     December 31,     December 31,        December 31,
                                                2004            2003             2002             2001                2000
                                            ------------    ------------     ------------     ------------        ------------
Per Share Data:
   Net asset value, beginning of period     $      7.75     $      6.40      $      8.61      $      9.57          $    10.00
                                            -----------     -----------      -----------      -----------          ----------
Income from investment operations:
   Net investment income (loss)                    0.04(2)         0.01            (0.00)(3)        (0.01)              (0.00)(3)
                                                      <F37>                             <F38>                                <F38>
   Net realized and unrealized
     gains (losses) on investments                 0.35            1.35            (2.21)           (0.95)              (0.43)
                                            -----------     -----------      -----------      -----------          ----------
   Total from investment operations                0.39            1.36            (2.21)           (0.96)              (0.43)
                                            -----------     -----------      -----------      -----------          ----------
Less distributions:
   Dividends from net investment income           (0.05)          (0.01)           (0.00)(3)           --                  --
                                                                                        <F38>
   Distributions from net realized gains             --              --               --               --               (0.00)(3)
                                                                                                                             <F38>
                                            -----------     -----------      -----------      -----------          ----------
   Total distributions                            (0.05)          (0.01)           (0.00)              --               (0.00)
                                            -----------     -----------      -----------      -----------          ----------
Net asset value, end of period              $      8.09     $      7.75      $      6.40      $      8.61          $     9.57
                                            -----------     -----------      -----------      -----------          ----------
                                            -----------     -----------      -----------      -----------          ----------
Total return                                      5.00%          21.20%          (25.65%)         (10.03%)             (4.28%)(4)
                                                                                                                             <F39>
Supplemental data and ratios:
   Net assets, end of period                $ 1,900,053     $   634,160      $   647,018      $   615,533          $   42,288
   Ratio of expenses
     to average net assets(6)<F41>                1.00%           1.00%            1.00%            1.00%               1.10%(5)
                                                                                                                            <F40>
   Ratio of net investment income (loss)
     to average net assets(6)<F41>                0.47%           0.09%           (0.02%)          (0.13%)             (0.12%)(5)
                                                                                                                             <F40>
   Portfolio turnover rate(7)<F42>                23.2%           24.8%            16.2%             9.0%                4.4%(4)
                                                                                                                            <F39>

(1)<F36>  Commencement of operations.
(2)<F37>  Calculated using average shares outstanding during the period.
(3)<F38>  Amount is less than $0.01.
(4)<F39>  Not annualized.
(5)<F40>  Annualized.
(6)<F41> Without fees reimbursed, ratios of net expenses to average net assets for the periods ended December 31, 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.18%, 1.20%, 1.20%, 1.31% and 3.19%, respectively; and the ratios of net investment income (loss) to average net assets would have been 0.29%, (0.11%), (0.22%), (0.44%) and (2.22%), respectively.
(7)<F42> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                              BAIRD MIDCAP FUND
                                           ---------------------------------------------------------------------------------------
                                           Institutional    Institutional    Institutional    Institutional      Institutional
                                            Class Shares    Class Shares     Class Shares     Class Shares        Class Shares
                                             Year Ended      Year Ended       Year Ended       Year Ended         December 29,
                                            December 31,    December 31,     December 31,     December 31,    2000(1)<F43> through
                                                2004            2003             2002             2001                2000
                                            ------------    ------------     ------------     ------------    --------------------
Per Share Data:
   Net asset value, beginning of period     $      9.72     $      7.66      $      9.11      $      9.70         $    10.00
                                            -----------     -----------      -----------      -----------         ----------
Income from investment operations:
   Net investment income                          (0.04)(2)       (0.07)           (0.07)(2)        (0.06)(2)          (0.00)(3)
                                                       <F44>                            <F44>            <F44>              <F45>
   Net realized and unrealized
     gains (losses) on investments                 1.25            2.13            (1.38)           (0.53)             (0.30)
                                            -----------     -----------      -----------      -----------         ----------
   Total from investment operations                1.21            2.06            (1.45)           (0.59)             (0.30)
                                            -----------     -----------      -----------      -----------         ----------
Less distributions:
   Distributions from net realized gains          (0.02)             --               --               --                 --
                                            -----------     -----------      -----------      -----------         ----------
Net asset value, end of period              $     10.91     $      9.72      $      7.66      $      9.11         $     9.70
                                            -----------     -----------      -----------      -----------         ----------
                                            -----------     -----------      -----------      -----------         ----------
Total return                                     12.44%          26.89%          (15.92%)          (6.08%)            (3.00%)(4)
                                                                                                                            <F46>
Supplemental data and ratios:
   Net assets, end of period                $86,476,869     $28,629,656      $20,864,264      $13,049,574         $7,853,228
   Ratio of expenses
     to average net assets(6)<F48>                0.85%           1.20%            1.25%            1.25%              1.25%(5)
                                                                                                                           <F47>
   Ratio of net investment loss
     to average net assets(6)<F48>               (0.43%)         (0.81%)          (0.84%)          (0.67%)            (1.25%)(5)
                                                                                                                            <F47>
   Portfolio turnover rate(7)<F49>                77.9%           81.8%            55.4%            73.6%               0.0%

(1)<F43>  Commencement of operations.
(2)<F44>  Calculated using average shares outstanding during the period.
(3)<F45>  Amount is less than $0.01.
(4)<F46>  Not annualized.
(5)<F47>  Annualized.
(6)<F48> Without fees reimbursed, ratios of net expenses to average net assets for the periods ended December 31 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.05%, 1.20%, 1.39%, 2.06% and 2.78%, respectively; and the ratios of net investment loss to average net assets would have been (0.63%), (0.81%), (0.98%), (1.48%) and (2.78%), respectively.
(7)<F49> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                              BAIRD MIDCAP FUND
                                            --------------------------------------------------------------------------------------
                                                                                                                    Investor
                                              Investor        Investor         Investor         Investor          Class Shares
                                            Class Shares    Class Shares     Class Shares     Class Shares        December 29,
                                             Year Ended      Year Ended       Year Ended       Year Ended     2000(1)<F50> through
                                            December 31,    December 31,     December 31,     December 31,        December 31,
                                                2004            2003             2002             2001                2000
                                            ------------    ------------     ------------     ------------    --------------------
Per Share Data:
   Net asset value, beginning of period     $      9.65     $      7.63      $      9.09      $      9.70         $    10.00
                                            -----------     -----------      -----------      -----------         ----------
Income from investment operations:
   Net investment income                          (0.07)(2)       (0.09)           (0.09)(2)        (0.08)(2)          (0.00)(3)
                                                       <F51>                            <F51>            <F51>              <F52>
   Net realized and unrealized
     gains (losses) on investments                 1.26            2.11            (1.37)           (0.53)             (0.30)
                                            -----------     -----------      -----------      -----------         ----------
   Total from investment operations                1.19            2.02            (1.46)           (0.61)             (0.30)
                                            -----------     -----------      -----------      -----------         ----------
Less distributions:
   Distributions from net realized gains          (0.02)             --               --               --                 --
                                            -----------     -----------      -----------      -----------         ----------
Net asset value, end of period              $     10.82     $      9.65      $      7.63      $      9.09         $     9.70
                                            -----------     -----------      -----------      -----------         ----------
                                            -----------     -----------      -----------      -----------         ----------
Total return                                     12.32%          26.47%          (16.06%)          (6.29%)            (3.00%)(4)
                                                                                                                            <F53>
Supplemental data and ratios:
   Net assets, end of period                $ 3,944,857     $   959,209      $   801,703      $ 1,050,356         $       10
   Ratio of expenses
     to average net assets(6)<F55>                1.10%           1.45%            1.50%            1.50%              1.50%(5)
                                                                                                                           <F54>
   Ratio of net investment loss
     to average net assets(6)<F55>               (0.68%)         (1.06%)          (1.09%)          (0.92%)            (1.50%)(5)
                                                                                                                            <F54>
   Portfolio turnover rate(7)<F56>                77.9%           81.8%            55.4%            73.6%               0.0%

(1)<F50>  Commencement of operations.
(2)<F51>  Calculated using average shares outstanding during the period.
(3)<F52>  Amount is less than $0.01.
(4)<F53>  Not annualized.
(5)<F54>  Annualized.
(6)<F55> Without fees reimbursed, ratios of net expenses to average net assets for the periods ended December 31, 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.30%, 1.45%, 1.64%, 2.31% and 3.03%, respectively; and the ratios of net investment loss to average net assets would have been (0.88%), (1.06%), (1.23%), (1.73%) and (3.03%), respectively.
(7)<F56> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                        BAIRD SMALLCAP FUND
                                                     --------------------------
                                                     Institutional Class Shares
                                                       June 30, 2004(1)<F57>
                                                              through
                                                         December 31, 2004
                                                     --------------------------
Per Share Data:
   Net asset value, beginning of period                     $     10.00
                                                            -----------
Income from investment operations:
   Net investment loss(2)<F58>                                    (0.03)
   Net realized and unrealized gains on investments                0.87
                                                            -----------
   Total from investment operations                                0.84
                                                            -----------
Net asset value, end of period                              $     10.84
                                                            -----------
                                                            -----------
Total return                                                      8.40%(3)
                                                                      <F59>

Supplemental data and ratios:
   Net assets, end of period                                $17,331,262
   Ratio of expenses to average net assets(5)<F61>                0.95%(4)
                                                                      <F60>
   Ratio of net investment loss
     to average net assets(5)<F61>                               (0.65%)(4)
                                                                       <F60>
   Portfolio turnover rate(6)<F62>                                34.7%(3)
                                                                      <F59>

(1)<F57>  Commencement of operations.
(2)<F58>  Calculated using average shares outstanding during the period.
(3)<F59>  Not annualized.
(4)<F60>  Annualized.
(5)<F61> Without fees reimbursed, ratio of net expenses to average net assets for the period ended December 31, 2004 would have been 1.89%; and the ratio of net investment loss to average net assets would have been (1.59%).
(6)<F62> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS


                                                           BAIRD SMALLCAP FUND
                                                          ---------------------
                                                          Investor Class Shares
                                                          June 30, 2004(1)<F63>
                                                                 through
                                                            December 31, 2004
                                                          ---------------------
Per Share Data:
   Net asset value, beginning of period                        $     10.00
                                                               -----------
Income from investment operations:
   Net investment loss(2)<F64>                                       (0.05)
   Net realized and unrealized gains on investments                   0.88
                                                               -----------
   Total from investment operations                                   0.83
                                                               -----------
Net asset value, end of period                                 $     10.83
                                                               -----------
                                                               -----------
Total return                                                         8.30%(3)
                                                                         <F65>
Supplemental data and ratios:
   Net assets, end of period                                   $   68,184
   Ratio of expenses to average net assets(5)<F67>                  1.20%(4)
                                                                        <F66>
   Ratio of net investment loss
     to average net assets(5)<F67>                                 (0.90%)(4)
                                                                         <F66>
   Portfolio turnover rate(6)<F68>                                  34.7%(3)
                                                                        <F65>

(1)<F63>  Commencement of operations.
(2)<F64>  Calculated using average shares outstanding during the period.
(3)<F65>  Not annualized.
(4)<F66>  Annualized.
(5)<F67> Without fees reimbursed, ratio of net expenses to average net assets for the period ended December 31, 2004 would have been 2.14%; and the ratio of net investment loss to average net assets would have been (1.84%).
(6)<F68> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS       DECEMBER 31, 2004

1.   ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund and the Baird SmallCap Fund (each a "Fund" and collectively the "Funds"), three of the eight portfolios comprising the Corporation. Pursuant to the 1940 Act, the Funds are "diversified" series of the Corporation.

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Baird SmallCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on June 30, 2004. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird LargeCap Fund is to seek long-term growth of capital through investments in equity securities of large-capitalization companies.

The investment objective of the Baird MidCap Fund is to seek long-term growth of capital through investments in equity securities of mid-capitalization companies.

The investment objective of the Baird SmallCap Fund is to seek long-term growth of capital through investments in equity securities of small-capitalization companies.

On December 31, 2004, one shareholder related to the investment advisor held approximately 51% of the Baird LargeCap Fund and one shareholder related to the investment advisor held 94% of the Baird SmallCap Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors. In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

b) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e) Allocation of Income and Expenses - Each Fund in the series is charged for those expenses directly attributable to the portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h) Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD LARGECAP FUND

                                        Year Ended                                                              Year Ended
                                    December 31, 2004                                                        December 31, 2004
                               ---------------------------                                              --------------------------
INSTITUTIONAL CLASS SHARES          $             Shares                INVESTOR CLASS SHARES               $             Shares
                               ----------       ----------                                              ----------      ----------
Shares sold                    $ 5,204,938        657,907               Shares sold                      $1,232,442        156,739
Shares issued through                                                   Shares issued through
  reinvestment of dividends        428,099         52,721                 reinvestment of dividends          10,928          1,354
Shares redeemed                 (3,382,487)      (430,488)              Shares redeemed                     (39,313)        (5,082)
                               -----------      ---------                                                ----------        -------
Net Increase                   $ 2,250,550        280,140               Net Increase                     $1,204,057        153,011
                               -----------                                                               ----------
                               -----------                                                               ----------
Shares Outstanding:                                                     Shares Outstanding:
Beginning of period                             7,680,659               Beginning of period                                 81,853
                                                ---------                                                                  -------
End of period                                   7,960,799               End of period                                      234,864
                                                ---------                                                                  -------
                                                ---------                                                                  -------

                                        Year Ended                                                              Year Ended
                                    December 31, 2003                                                        December 31, 2003
                               ---------------------------                                              --------------------------
INSTITUTIONAL CLASS SHARES          $             Shares                INVESTOR CLASS SHARES               $             Shares
                               ----------       ----------                                              ----------      ----------
Shares sold                    $ 6,076,762        881,458               Shares sold                      $  223,550         31,439
Shares issued through                                                   Shares issued through
  reinvestment of dividends        183,447         23,855                 reinvestment of dividends             548             72
Shares redeemed                 (5,993,735)      (850,433)              Shares redeemed                    (337,220)       (50,768)
                               -----------      ---------                                                ----------        -------
Net Increase                   $   266,474         54,880               Net Decrease                     $ (113,122)       (19,257)
                               -----------                                                               ----------
                               -----------                                                               ----------
Shares Outstanding:                                                     Shares Outstanding:
Beginning of period                             7,625,779               Beginning of period                                101,110
                                                ---------                                                                  -------
End of period                                   7,680,659               End of period                                       81,853
                                                ---------                                                                  -------
                                                ---------                                                                  -------

BAIRD MIDCAP FUND

                                        Year Ended                                                              Year Ended
                                    December 31, 2004                                                        December 31, 2004
                               ---------------------------                                              --------------------------
INSTITUTIONAL CLASS SHARES          $             Shares                INVESTOR CLASS SHARES               $             Shares
                               ----------       ----------                                              ----------      ----------
Shares sold                    $53,356,727      5,302,856               Shares sold                      $3,059,070        299,099
Shares issued through                                                   Shares issued through
  reinvestment of dividends        142,982         13,214                 reinvestment of dividends           6,603            615
Shares redeemed                 (3,419,077)      (337,955)              Shares redeemed                    (354,288)       (34,372)
                               -----------      ---------                                                ----------        -------
Net Increase                   $50,080,632      4,978,115               Net Increase                     $2,711,385        265,342
                               -----------                                                               ----------
                               -----------                                                               ----------
Shares Outstanding:                                                     Shares Outstanding:
Beginning of period                             2,946,022               Beginning of period                                 99,352
                                                ---------                                                                  -------
End of period                                   7,924,137               End of period                                      364,694
                                                ---------                                                                  -------
                                                ---------                                                                  -------

                                        Year Ended                                                              Year Ended
                                    December 31, 2003                                                        December 31, 2003
                               ---------------------------                                              --------------------------
INSTITUTIONAL CLASS SHARES          $             Shares                INVESTOR CLASS SHARES               $             Shares
                               ----------       ----------                                              ----------      ----------
Shares sold                    $ 5,353,711        631,918               Shares sold                      $  111,479         13,783
Shares redeemed                 (3,627,348)      (408,539)              Shares redeemed                    (163,303)       (19,470)
                               -----------      ---------                                                ----------        -------
Net Increase                   $ 1,726,363        223,379               Net Decrease                     $  (51,824)        (5,687)
                               -----------                                                               ----------
                               -----------                                                               ----------
Shares Outstanding:                                                     Shares Outstanding:
Beginning of period                             2,722,643               Beginning of period                                105,039
                                                ---------                                                                  -------
End of period                                   2,946,022               End of period                                       99,352
                                                ---------                                                                  -------
                                                ---------                                                                  -------

BAIRD SMALLCAP FUND

                                  June 30, 2004(1)<F69>                                                    June 30, 2004(1)<F69>
                                         Through                                                                  through
                                    December 31, 2004                                                        December 31, 2004
                               ---------------------------                                              --------------------------
INSTITUTIONAL CLASS SHARES          $             Shares                INVESTOR CLASS SHARES               $             Shares
                               ----------       ----------                                              ----------      ----------
Shares sold                    $16,977,724      1,699,415               Shares sold                      $   64,485          6,296
Shares redeemed                   (982,943)      (100,945)              Shares redeemed                          --             --
                               -----------      ---------                                                ----------        -------
Net Increase                   $15,994,781      1,598,470               Net Increase                     $   64,485          6,296
                               -----------                                                               ----------
                               -----------                                                               ----------
Shares Outstanding:                                                     Shares Outstanding:
Beginning of period                                    --               Beginning of period                                     --
                                                ---------                                                                  -------
End of period                                   1,598,470               End of period                                        6,296
                                                ---------                                                                  -------
                                                ---------                                                                  -------

(1)<F69>  Commencement of operations.

4.   INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period ended December 31, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

                     Baird             Baird             Baird
                 LargeCap Fund      MidCap Fund      SmallCap Fund
                 -------------      -----------      -------------
Purchases:        $14,805,919       $96,892,536       $20,111,394
Sales:            $13,892,744       $45,040,329       $ 4,554,730

At December 31, 2004, accumulated earnings/losses on a tax basis were as follows:

                                                   LARGECAP          MIDCAP           SMALLCAP
                                                     FUND             FUND              FUND
                                                   --------          ------           --------
Cost of Investments                              $59,865,853      $82,628,748       $16,126,782
                                                 -----------      -----------       -----------
                                                 -----------      -----------       -----------
Gross unrealized appreciation                      9,615,738       12,085,890         2,038,830
Gross unrealized depreciation                     (2,787,706)        (629,780)         (451,647)
                                                 -----------      -----------       -----------
Net unrealized appreciation/(depreciation)       $ 6,828,032      $11,456,110       $ 1,587,183
                                                 -----------      -----------       -----------
                                                 -----------      -----------       -----------
Undistributed ordinary income                            787               --                --
Undistributed long-term capital gain                      --               --                --
                                                 -----------      -----------       -----------
Total distributable earnings                     $       787      $        --       $        --
                                                 -----------      -----------       -----------
                                                 -----------      -----------       -----------
Other accumulated gains (losses)                 $(8,601,915)     $   (64,219)      $  (196,705)
                                                 -----------      -----------       -----------
Total accumulated earnings/(losses)              $(1,773,096)     $11,391,891       $ 1,390,478
                                                 -----------      -----------       -----------
                                                 -----------      -----------       -----------

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2004, the Baird MidCap Fund and the Baird SmallCap Fund elected to defer capital losses occurring between November 1, 2004 and December 31, 2004 in the amounts of $64,219 and $5,827, respectively.

At December 31, 2004, the Baird LargeCap Fund had accumulated net realized capital loss carryovers of $1,167,011 that expire in 2012, $3,094,411 that expire in 2011, $4,188,556 that expire in 2010 and $151,937 that expire in 2009. At December 31, 2004, the Baird SmallCap Fund had accumulated net realized capital loss carryover of $190,878 expiring in 2012. To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryover.

During the period ended December 31, 2004, the Funds paid the following dividends:

                      ORDINARY INCOME DIVIDENDS    NET LONG-TERM CAPITAL GAINS
                      -------------------------    ---------------------------
Baird LargeCap Fund            442,557                           --
Baird MidCap Fund                   --                      150,283
Baird SmallCap Fund                 --                           --

During the year ended December 31, 2003, the Funds paid the following distributions:

                      ORDINARY INCOME DIVIDENDS    NET LONG-TERM CAPITAL GAINS
                      -------------------------    ---------------------------
Baird LargeCap Fund            184,701                           --
Baird MidCap Fund                   --                           --

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund and 0.85% for the Baird SmallCap Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

For the year ended December 31, 2004 and through December 31, 2005, the Advisor has agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:

                      INSTITUTIONAL CLASS SHARES      INVESTOR CLASS SHARES
                      --------------------------      ---------------------
Baird LargeCap Fund             0.75%                         1.00%
Baird MidCap Fund               0.85%                         1.10%
Baird SmallCap Fund             0.95%                         1.20%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

                                                        December 31,
                                                -----------------------------
   YEAR ENDED:                                  2004        2003         2002
   REIMBURSED / ABSORBED EXPENSES SUBJECT
     TO RECOVERY BY ADVISOR UNTIL:              2007        2006         2005
   BAIRD LARGECAP FUND                        $114,127    $108,138     $91,116
   BAIRD MIDCAP FUND                          $116,179    $  1,122     $21,503
   BAIRD SMALLCAP FUND                        $ 72,320          --          --

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund for the period ended December 31, 2004.

6.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to compensate the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund incurred $1,982, $3,957 and $24, respectively, in fees pursuant to the Plan for the period ended December 31, 2004.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Baird Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Fund (three of the portfolios constituting Baird Funds, Inc., hereafter referred to as the "Funds") at December 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 22, 2005

BAIRD FUNDS, INC.

DIRECTORS & OFFICERS AS OF DECEMBER 31, 2004

                                              Term of                                                   Number of
                                 Position(s)  Office                                                    Portfolios   Other
                                 Held with    and Length   Principal                                    in Complex   Directorships
                                 the          Of Time      Occupation(s)                                Overseen     Held
Name, Address, and Age           Corporation  Served       During Past 5 Years                          by Director  by Director
----------------------           -----------  ----------   -------------------                          -----------  -----------
G. Frederick Kasten, Jr. *<F70>  Director     Indefinite;  Chairman, the Advisor since January 2000;        8        Director of
777 East Wisconsin Avenue        And          Since        Chairman & CEO, the Advisor (January 1998-                Regal-Beloit
Milwaukee, WI  53202             Chairman     September    January 2000); President, Chairman and                    Corporation, a
Age:  65                                      2000         CEO, the Advisor (June 1983-January 1998);                manufacturing
                                                           President, the Advisor (January 1979-                     company
                                                           January 1983)

John W. Feldt                    Independent  Indefinite;  Senior Vice President-Finance, University        8        Director of
University of                    Director     Since        of Wisconsin Foundation since 1985; Vice                  Thompson
  Wisconsin Foundation                        September    President-Finance, University of Wisconsin                Plumb Funds,
1848 University Avenue                        2000         Foundation (1980-1985); Associate Director,               a mutual fund
Madison, WI  53705                                         University of Wisconsin Foundation                        complex of
Age:  62                                                   (1967-1980)                                               which Mr.
                                                                                                                     Feldt oversees
                                                                                                                     4 portfolios

George C. Kaiser                 Independent  Indefinite;  CEO, George Kaiser & Co., a business
759 N. Milwaukee Street          Director     Since        consulting company, since 1999; Chairman         8        None
Milwaukee, WI  53202                          September    and CEO, Hanger Tight Company, a manufacturing
Age:  71                                      2000         company (1988-1999); Chairman and CEO, Interstore
                                                           Transfer Systems, Ltd., a manufacturing company
                                                           (1992-1999); Chairman, International Retail
                                                           Services Group, Ltd. (1995-1999); Executive
                                                           Vice President, Arandell Schmidt Co., a
                                                           catalog printer company (1984-1987); various
                                                           positions Arthur Andersen & Co. (1957-1964,
                                                           1967-1984), most recently serving as Partner
                                                           (1969-1984); Secretary of Administration, State
                                                           of Wisconsin (1965-1967)

Frederick P. Stratton, Jr.       Independent  Indefinite;  Chairman Emeritus, Briggs & Stratton             8        Director of
777 East Wisconsin Avenue        Director     Since May    Corporation, a manufacturing company, since               Midwest Air
Suite 1400                                    2004         2003; Chairman, Briggs & Stratton Corporation             Group, Inc.,
Milwaukee, WI  53202                                       (2001-2002); Chairman and CEO,                            an airline
Age:  65                                                   Briggs & Stratton Corporation (1986-2001)                 company;
                                                                                                                     Weyco Group,
                                                                                                                     Inc., a men's
                                                                                                                     footwear
                                                                                                                     distributor;
                                                                                                                     Wisconsin
                                                                                                                     Energy
                                                                                                                     Corporation
                                                                                                                     and its
                                                                                                                     subsidiaries
                                                                                                                     Wisconsin
                                                                                                                     Electric
                                                                                                                     Company and
                                                                                                                     Wisconsin Gas
                                                                                                                     Company

Mary Ellen Stanek                President    Indefinite;  Managing Director, the Advisor, and Chief        N/A      N/A
777 East Wisconsin Avenue                     Since        Investment Officer, Baird Advisors, a
Milwaukee, WI  53202                          September    department of the Advisor, since March 2000;
Age:  48                                      2000         President and CEO, Firstar Investment Research
                                                           & Management Company, LLC ("FIRMCO") (November
                                                           1998-February 2000); President, Firstar Funds,
                                                           Inc. (December 1998-March 2000); President and
                                                           Chief Operating Officer, FIRMCO (March 1994-
                                                           November 1998)

J. Bary Morgan                   Senior Vice  Indefinite;  Chief Investment Officer, Baird Investment       N/A      N/A
777 East Wisconsin Avenue        President    Since        Management, a department of the Advisor,
Milwaukee, WI 53202                           February     since January 2004; Managing Director, the
Age: 39                                       2003         Advisor since January 2001; Director, Baird
                                                           Investment Management (January 2001-January
                                                           2004); Senior Vice President, the Advisor
                                                           (January 2000-January 2001); First Vice
                                                           President, the Advisor (January 1996-
                                                           January 2000)

Todd S. Nichol                   Vice         Indefinite;  Chief Compliance Officer, the Advisor            N/A      N/A
777 East Wisconsin Avenue        President    Since        since October 2004; Assistant Compliance
Milwaukee, WI 53202              and          August       Director, the Advisor since August 2002;
Age: 42                          Chief        2004         Senior Vice President, the Advisor since
                                 Compliance                January 2005; First Vice President, the
                                 Officer                   Advisor (January 2004-January 2005):
                                                           Vice President, the Advisor (August 2002-
                                                           January 2004); Vice President-Risk
                                                           Management; BNY Clearing Services, LLC,
                                                           a division of The Bank of New York
                                                           (August 1995-August 2002)

Russell P. Schwei                Vice         Indefinite;  Operations Director, the Advisor since           N/A      N/A
777 East Wisconsin Avenue        President    Since        July 1992; Chief Financial Officer and
Milwaukee, WI 53202                           September    Managing Director, the Advisor (February
Age: 45                                       2000         1999-December 1999); Managing Director,
                                                           the Advisor since January 1997

Leonard M. Rush                  Treasurer    Indefinite;  Chief Financial Officer, the Advisor             N/A      N/A
777 East Wisconsin Avenue                     Since        since January 2000
Milwaukee, WI 53202                           September
Age: 58                                       2000

Brett R. Meili                   Secretary    Indefinite;  Associate General Counsel, the Advisor           N/A      N/A
777 East Wisconsin Avenue                     Since        since April 1999; Senior Counsel, Strong
Milwaukee, WI 53202                           September    Capital Management, Inc, a mutual fund
Age: 42                                       2000         company (January 1996-April 1999)

*<F70> Mr. Kasten is an "interested person" of the Corporation (as defined in the 1940 Act) because he serves as the Chairman of the Advisor.

Additional information about the Funds' directors is available in the Statement of Additional Information which may be obtained without charge, upon request, by calling 1-866-44BAIRD.

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov.

Each Fund's proxy voting record, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds' website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov.

                         PORTFOLIO HOLDINGS DISCLOSURE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-888-732-0330.

                           ADDITIONAL TAX INFORMATION

The Baird LargeCap Fund designates 100% of dividends declared from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003. Additionally, 100% of the dividends paid by the Baird LargeCap Fund qualify for the dividend received deduction.

                               BAIRD FUNDS, INC.

                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-866-44BAIRD

BOARD OF DIRECTORS
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser
Frederick P. Stratton, Jr.

INVESTMENT ADVISOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND - DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202

DISTRIBUTOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ITEM 2. CODE OF ETHICS.
-----------------------

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The Registrant has not made any amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The Registrant's board of directors has determined that John W. Feldt and Frederick P. Stratton, Jr., members of the audit committee, each qualify as an "audit committee financial expert" as such term is defined in paragraph (b) of
Item 3 of Form N-CSR. Mr. Feldt and Mr. Stratton are each "independent" as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Fees Billed by PricewaterhouseCoopers LLP. The aggregate fees billed for professional services by PricewaterhouseCoopers LLP ("PWC") during fiscal 2004 and fiscal 2003 were:

                            FYE                    FYE
                            ---                    ---

Type of Fees                12/31/04               12/31/03
Audit Fees                  $ 93,370               $ 72,000
Audit-Related Fees                --                     --
Tax Fees                      32,230                 18,900
All Other Fees                    --                     --

In the above table, "audit fees" are fees billed for professional services for the audit of the Registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements. "Tax fees" are fees billed for professional services rendered by PWC for tax compliance, tax advice and tax planning.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant. In accordance with its pre-approval policies and procedures, the audit committee pre-approved all audit and tax services provided by PWC during fiscal 2004. During the last two fiscal years, there were no non-audit services rendered by PWC to Registrant's investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant. All of PWC's hours spent on auditing the Registrant's financial statements were attributed to work performed by full-time permanent employees of PWC.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days prior to the filing date of this Form N-CSR, the Registrant's President and Treasurer have concluded that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Code of ethics. Incorporated by reference to the Registrant's Form N-CSR filed on March 9, 2004.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Baird Funds, Inc.

     By: /s/ Mary Ellen Stanek
         ----------------------------
         Mary Ellen Stanek, President

     Date:  May 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By:  /s/ Mary Ellen Stanek
          ----------------------------
          Mary Ellen Stanek, President

     Date:  May 26, 2005

     By:  /s/ Leonard Rush
          ------------------------
          Leonard Rush, Treasurer

     Date:  May 26, 2005